N-2 - USD ($)			12 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Cover [Abstract]
Entity Central Index Key		0001896036
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-286608
Investment Company Act File Number		811-23758
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		1
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		13
Entity Registrant Name		Eagle Point Institutional Income Fund
Entity Address, Address Line One		600 Steamboat Road
Entity Address, Address Line Two		Suite 202
Entity Address, City or Town		Greenwich
Entity Address, State or Province		CT
Entity Address, Postal Zip Code		06830
City Area Code		203
Local Phone Number		340-8500
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		Apr. 30, 2026
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses (as a percentage of the offering price):
Sales load	6.75%(1)
Distribution reinvestment plan fees(2)	None

(1)
Investors purchasing Shares may be charged a sales load of up to 6.75% of the investment amount. The table assumes the maximum sales load is charged. The Dealer Manager and/or a Selling Agent may, in its discretion, waive all or a portion of the sales load for certain investors. See “Plan of Distribution.”

(2)
Each holder of at least one full Share will be able to opt-in to our distribution reinvestment plan (“DRIP”). The expenses of administering the DRIP are included in “Other expenses.” See “Distribution Reinvestment Plan.”

Sales Load [Percent]	[1]	6.75%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Fund Expenses (as a percentage of net assets attributable to Shares):
Base management fee	2.58%(3)
Incentive fees	2.20%(4)
Interest payments on borrowed funds	5.41%(5)
Other expenses	2.60%(6)
Acquired Fund Fees and Expenses	0.01%
Total annual expenses	12.80%
(3)
Our base management fee is calculated monthly and payable quarterly in arrears at an annual rate equal to 1.75% of our Managed Assets at the end of the most recently completed calendar month, provided, that, if the Fund calculates its net asset value more frequently than monthly, the base management fee shall be calculated on the same frequency as the net asset value is calculated. “Managed Assets” means our total assets (including assets attributable to our use of leverage) minus the sum of our accrued liabilities (other than liabilities incurred for the purpose of creating leverage). See “Management — Management Fee and Incentive Fee.” The base management fee referenced in the table above is based on actual amounts incurred during the three months ended December 31, 2025, annualized for a full year, and reflects the pro forma effect of the actions described above. Such actions were assumed to have taken place at the start of such period. For purposes of this table, the SEC requires that the “base management fee” percentage be calculated as a percentage of net assets attributable to common shareholders, rather than total assets, including assets that have been funded with borrowed monies, because common shareholders bear all of this cost. If the management fee were calculated instead as a percentage of the Fund’s total assets (as adjusted for the assumptions described above), the Fund’s base management fee would be approximately 1.70% of total assets.

(4)
The incentive fee referenced in the table is based on the Fund’s pre-incentive fee net investment income for the three months ended December 31, 2025, annualized for a full year, and adjusted to reflect the pro forma effect of the actions described above. Such actions were assumed to have taken place at the start of such period. In addition, the incentive fee also assumes that such pro forma total assets earn net investment income at the same rate as that earned in respect of the Fund’s total deployed assets during the three months ended December 31, 2025, annualized for a full year, and is based on the total assets assumed for such period. As discussed further in “Management — Management Fee and Incentive Fee,” we have agreed to pay the Adviser as compensation under the Investment Advisory Agreement a quarterly incentive fee equal to 20% of our Pre-Incentive Fee Net Investment Income for the immediately preceding quarter, subject to a hurdle of 2.00% (8.00% annualized) of our NAV and a catch-up feature. Pre-Incentive Fee Net Investment Income includes accrued income that we have not yet received in cash. No incentive fees are payable to the Adviser in respect of any capital gains.
The incentive fee in each calendar quarter is paid to the Adviser as follows:
•
no incentive fee in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the hurdle of 2.00% (8.00% annualized) of our NAV;

•
100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the hurdle but is less than 2.50% (10.00% annualized) of our NAV in any calendar quarter. We refer to this portion of our Pre-Incentive Fee Net Investment Income (which exceeds the hurdle but is less than 2.50% (10.00% annualized) of our NAV) as the “catch-up.” The “catch-up” is meant to provide the Adviser with 20% of our Pre-Incentive Fee Net Investment Income as if a hurdle did not apply if this net investment income meets or exceeds 2.50% (10.00% annualized) of our NAV in any calendar quarter; and

•
20% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.50% (10.00% annualized) of our NAV in any calendar quarter is payable to the Adviser (that is, once the hurdle is reached and the catch-up is achieved, 20% of all Pre-Incentive Fee Net Investment Income thereafter is paid to the Adviser).

(5)
“Interest payments on borrowed funds” represents the Fund’s interest expense and reflects dividends payable on the Series A Term Preferred Shares and Series B Term Preferred Shares, and interest payable on the Fund’s borrowings for the three months ended December 31, 2025, annualized for a full year, and adjusted to reflect the pro forma effect of the actions described above which, in the aggregate, had a weighted average interest rate of 8.07% per annum during the period. In the event that the Fund were to issue additional preferred shares, borrow additional amounts under its credit facility or issue other debt securities, the Fund’s borrowing costs, and correspondingly its total annual expenses (including the base management fee as a percentage of the Fund’s net assets) would increase.

(6)
“Other expenses” includes our overhead expenses, including payments under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by Eagle Point Administration and payment of fees in connection with outsourced administrative functions, and are based on the Fund’s other expenses for the three months ended December 31, 2025, annualized for a full year, and adjusted to reflect the pro forma effect of the actions described above. See “Management — The Administrator.” “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Fund, compensation of Independent Trustees, transfer agent costs, valuation agent costs, printer costs, custody costs, insurance costs, organizational and offering costs, and cost and expenses relating to rating agencies.

Management Fees [Percent]	[3]	2.58%
Interest Expenses on Borrowings [Percent]	[4]	5.41%
Incentive Fees [Percent]	[5]	2.20%
Acquired Fund Fees and Expenses [Percent]		0.01%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	2.60%
Total Annual Expenses [Percent]		12.80%
Expense Example [Table Text Block]
EXAMPLE:
The following example is furnished in response to the requirements of the SEC and illustrates the various costs and expenses that you would pay, directly or indirectly, on a $1,000 investment in Shares for the time periods indicated, assuming (1) the maximum sales load of 6.75%; (2) total annual expenses of 10.60%* of net assets attributable to our Shares; and (3) a 5% annual return:
	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$166	$348	$509	$841

Expense Example, Year 01		$ 166
Expense Example, Years 1 to 3		348
Expense Example, Years 1 to 5		509
Expense Example, Years 1 to 10		$ 841
Purpose of Fee Table , Note [Text Block]
The following table is intended to assist you in understanding the costs and expenses that an investor in Shares will bear directly or indirectly. The expenses shown in the table under “Annual Fund Expenses” are estimated based on historical fees and expenses incurred by the Fund, as appropriate. In addition, such amounts are based on the Fund’s total assets as of December 31, 2025, of $189.9 million, which have been adjusted to reflect (i) approximately $9.2 million in net proceeds from the offering of our Shares for the period from January 1, 2026, through March 31, 2026, and (ii) payment of approximately $2.7 million for the repurchase of 382,069 Shares in accordance with the tender offer that commenced February 27, 2026. Actual expenses will depend on the number of Shares the Fund sells in this offering (among other factors), which may vary significantly from the foregoing assumptions. Whenever this prospectus contains a reference to fees or expenses paid by “us” or “Eagle Point Institutional Income Fund,” or that “we” will pay fees or expenses, our Shareholders will indirectly bear such fees or expenses.

Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to Shares
Other Expenses, Note [Text Block]		“Other expenses” includes our overhead expenses, including payments under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by Eagle Point Administration and payment of fees in connection with outsourced administrative functions, and are based on the Fund’s other expenses for the three months ended December 31, 2025, annualized for a full year, and adjusted to reflect the pro forma effect of the actions described above. See “Management — The Administrator.” “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Fund, compensation of Independent Trustees, transfer agent costs, valuation agent costs, printer costs, custody costs, insurance costs, organizational and offering costs, and cost and expenses relating to rating agencies.
Acquired Fund Incentive Allocation, Note [Text Block]	The incentive fee referenced in the table is based on the Fund’s pre-incentive fee net investment income for the three months ended December 31, 2025, annualized for a full year, and adjusted to reflect the pro forma effect of the actions described above. Such actions were assumed to have taken place at the start of such period. In addition, the incentive fee also assumes that such pro forma total assets earn net investment income at the same rate as that earned in respect of the Fund’s total deployed assets during the three months ended December 31, 2025, annualized for a full year, and is based on the total assets assumed for such period. As discussed further in “Management — Management Fee and Incentive Fee,” we have agreed to pay the Adviser as compensation under the Investment Advisory Agreement a quarterly incentive fee equal to 20% of our Pre-Incentive Fee Net Investment Income for the immediately preceding quarter, subject to a hurdle of 2.00% (8.00% annualized) of our NAV and a catch-up feature. Pre-Incentive Fee Net Investment Income includes accrued income that we have not yet received in cash. No incentive fees are payable to the Adviser in respect of any capital gains.
The incentive fee in each calendar quarter is paid to the Adviser as follows:
•
no incentive fee in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the hurdle of 2.00% (8.00% annualized) of our NAV;

•
100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the hurdle but is less than 2.50% (10.00% annualized) of our NAV in any calendar quarter. We refer to this portion of our Pre-Incentive Fee Net Investment Income (which exceeds the hurdle but is less than 2.50% (10.00% annualized) of our NAV) as the “catch-up.” The “catch-up” is meant to provide the Adviser with 20% of our Pre-Incentive Fee Net Investment Income as if a hurdle did not apply if this net investment income meets or exceeds 2.50% (10.00% annualized) of our NAV in any calendar quarter; and

•
20% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.50% (10.00% annualized) of our NAV in any calendar quarter is payable to the Adviser (that is, once the hurdle is reached and the catch-up is achieved, 20% of all Pre-Incentive Fee Net Investment Income thereafter is paid to the Adviser).

Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Type of Security	Total Amount Outstanding	Asset Coverage Per Unit(1)	Involuntary Liquidating Preference Per Unit(2)	Average Market Value Per Unit(3)
For the year ended December 31, 2025
Series A Term Preferred Shares	$35,000,000	$71.76	$25.00	$25.02
Series B Term Preferred Shares	$30,000,000	$287.04	$100.00	$100.00
Revolving Credit Facility	$0	NM	N/A	N/A
For the year ended December 31, 2024
Series A Term Preferred Shares	$35,000,000	$72.91	$25.00	$24.97
Revolving Credit Facility	$19,500,000	$8,151.50	N/A	N/A

(1)
The asset coverage per unit figure is the ratio of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate dollar amount of senior securities, as calculated separately for each series of the Preferred Shares and Revolving Credit Facility in accordance with section 18(h) of the 1940 Act. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per preferred share outstanding (based on a per share liquidation preference of $25 and $100 for the Series A Term Preferred Shares and Series B Term Preferred Shares, respectively). With respect to the Revolving Credit Facility, the asset coverage per unit figure is expressed in terms of dollar amounts per $1,000 of indebtedness.

(2)
The involuntary liquidating preference per unit is the amount to which a Preferred Share would be entitled in preference to any security junior to it upon our involuntary liquidation.

(3)
The average market value per unit is calculated by taking the average of the closing price (or $100 principal value for unlisted securities) for each series of the Preferred Shares (NYSE: EIIA; Unlisted: Series B Preferred Shares). A $100 market value was assumed for unlisted securities.

Senior Securities, Note [Text Block]
SENIOR SECURITIES
Information about the Fund’s senior securities is shown in the following table as of the dates indicated below. The information below has been derived from the Fund’s audited consolidated financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm.
Type of Security	Total Amount Outstanding	Asset Coverage Per Unit(1)	Involuntary Liquidating Preference Per Unit(2)	Average Market Value Per Unit(3)
For the year ended December 31, 2025
Series A Term Preferred Shares	$35,000,000	$71.76	$25.00	$25.02
Series B Term Preferred Shares	$30,000,000	$287.04	$100.00	$100.00
Revolving Credit Facility	$0	NM	N/A	N/A
For the year ended December 31, 2024
Series A Term Preferred Shares	$35,000,000	$72.91	$25.00	$24.97
Revolving Credit Facility	$19,500,000	$8,151.50	N/A	N/A

(1)
The asset coverage per unit figure is the ratio of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate dollar amount of senior securities, as calculated separately for each series of the Preferred Shares and Revolving Credit Facility in accordance with section 18(h) of the 1940 Act. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per preferred share outstanding (based on a per share liquidation preference of $25 and $100 for the Series A Term Preferred Shares and Series B Term Preferred Shares, respectively). With respect to the Revolving Credit Facility, the asset coverage per unit figure is expressed in terms of dollar amounts per $1,000 of indebtedness.

(2)
The involuntary liquidating preference per unit is the amount to which a Preferred Share would be entitled in preference to any security junior to it upon our involuntary liquidation.

(3)
The average market value per unit is calculated by taking the average of the closing price (or $100 principal value for unlisted securities) for each series of the Preferred Shares (NYSE: EIIA; Unlisted: Series B Preferred Shares). A $100 market value was assumed for unlisted securities.

Senior Securities Averaging Method, Note [Text Block]		The average market value per unit is calculated by taking the average of the closing price (or $100 principal value for unlisted securities) for each series of the Preferred Shares (NYSE: EIIA; Unlisted: Series B Preferred Shares). A $100 market value was assumed for unlisted securities.
Senior Securities Headings, Note [Text Block]		SENIOR SECURITIES
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
BUSINESS
Eagle Point Institutional Income Fund was formed as a Delaware Statutory Trust on October 22, 2021, and is an externally managed, non-diversified closed-end management investment company registered under the 1940 Act.
Investment Objectives and Strategies
Our primary investment objective is to generate high current income, with a secondary objective to generate capital appreciation. We seek to achieve our investment objectives by investing primarily in equity and junior debt tranches of CLOs, that are collateralized by a portfolio consisting primarily of below investment grade U.S. senior secured loans with a large number of distinct underlying borrowers across various industry sectors. We may also invest in other related securities and instruments or other securities and instruments that the Adviser believes are consistent with our investment objectives, including senior debt tranches of CLOs, LAFs, securities issued by other securitization vehicles (such as credit-linked notes, CBOs, and revolver CLOs), senior secured loans, corporate bonds and synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions. LAFs are short- to medium-term facilities often provided by the bank that will serve as the placement agent or arranger on a CLO transaction. LAFs typically incur leverage between four and six times prior to a CLO’s pricing. The amount that we will invest in other securities and instruments, which may include investments in debt and other securities issued by CLOs collateralized by non-U.S. loans and securities of other collective investment vehicles, will vary from time to time and, as such, may constitute a material part of our portfolio on any given date, all as based on the Adviser’s assessment of prevailing market conditions. Over the long term and under normal market conditions, management expects 60-80% of the Fund’s investment portfolio to be comprised of CLO equity investments and the balance to be comprised of CLO debt, corporate loans/bonds and other comparable investments consistent with our investment objectives. The CLO securities in which we primarily seek to invest are rated below investment grade or, in the case of CLO equity securities, are unrated, and are considered speculative with respect to timely payment of interest and repayment of principal. Unrated and below investment grade securities are also sometimes referred to as “junk” securities. In addition, the CLO equity and junior debt securities in which we invest are highly leveraged (with CLO equity securities typically being leveraged approximately ten times), which significantly magnifies our risk of loss on such investments.
Other Investment Techniques
Leverage.   Over the long term, management expects us to operate under normal market conditions generally with leverage within a range of 25-35% of total assets, including through the issuance of preferred shares (such as the Series A Term Preferred Shares and Series B Term Preferred Shares), although the actual amount of our leverage will vary from time to time. We expect that we will, or that we may need to, raise additional capital in the future to fund our continued growth, and we may do so by borrowing under a credit facility, issuing additional preferred shares or debt securities or through other leveraging instruments.
We may incur leverage, including through the offering of securities pursuant to this prospectus, as and to the extent permitted by the 1940 Act. We are permitted to obtain leverage using any form of financial leverage instruments, including funds borrowed from banks or other financial institutions, margin facilities, notes or preferred shares and leverage attributable to reverse repurchase agreements or similar transactions. We may further increase our leverage through entry into a credit facility or other leveraging instruments. Instruments that create leverage are generally considered to be senior securities under the 1940 Act. With respect to senior securities representing indebtedness (i.e., borrowing or deemed borrowing), other than temporary borrowings as defined under the 1940 Act and reverse repurchase agreements and similar financing transactions we elect to treat as Derivatives Transactions (as defined below), we are required under current law to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness. With respect to senior securities that are stocks (i.e., preferred shares), we are required under current law to have an asset coverage of at least 200%, as measured at the time of the issuance of any such preferred shares and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding preferred shares. See “Description of Capital Structure — Preferred Shares and Other Securities.”
Subject to the limitations under the 1940 Act, we may incur additional leverage opportunistically or not at all and may choose to increase or decrease our leverage. We may use different types or combinations of leveraging instruments at any time based on the Adviser’s assessment of market conditions and the investment environment. In addition, we may borrow for temporary or other purposes as permitted under the 1940 Act, which indebtedness would be in addition to the asset coverage requirements described above. By leveraging our investment portfolio, we may create an opportunity for increased net income and capital appreciation. However, the use of leverage also involves significant risks and expenses, and our leverage strategy may not be successful. Any event that adversely affects the value of an investment would be magnified to the extent leverage is utilized. Accordingly, the more leverage is employed, the more likely a substantial change will occur in the NAV per share of our Shares. See “Risk Factors — Risks Related to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.” The Adviser intends to leverage our portfolio only when it believes that the potential return on the additional investments acquired through the use of leverage is likely to exceed the costs incurred in connection with the use of leverage.
To the extent the income derived from investments purchased with funds received from leverage exceeds the cost of leverage, our return will be greater than if leverage had not been used. Conversely, if the income from the securities purchased with such funds is not sufficient to cover the cost of leverage or if we incur capital losses, our return will be less than if leverage had not been used, and therefore the amount available for distribution to holders of our Shares as dividends and other distributions will be reduced or potentially eliminated. The Adviser may determine to maintain our leveraged position if it expects that the long-term benefits of maintaining the leveraged position will outweigh the current reduced return. We may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit. Either of these requirements will increase the cost of borrowing over the stated interest rate. In addition, capital raised through the issuance of preferred shares, such as the Series A Term Preferred Shares and Series B Term Preferred Shares, or borrowing will be subject to dividend payments or interest costs that may or may not exceed the income and appreciation on the assets purchased.
In connection with any credit facility, the lender may impose specific restrictions as a condition to borrowing. The credit facility fees may include up front structuring fees and ongoing commitment fees (including fees on amounts undrawn on the facility) in addition to the traditional interest expense on amounts borrowed. The credit facility may involve a lien on our assets. Similarly, to the extent we issue preferred shares or notes, we may be subject to fees, covenants and investment restrictions required by a national securities rating agency, as a result. Such covenants and restrictions imposed by a rating agency or lender may include asset coverage or portfolio composition requirements that are more stringent than those imposed on us by the 1940 Act. While it is not anticipated that these covenants or restrictions will significantly impede the Adviser in managing our portfolio in accordance with our investment objectives and policies, if these covenants or guidelines are more restrictive than those imposed by the 1940 Act, we would not be able to utilize as much leverage as we otherwise could have, which could reduce our investment returns. In addition, we expect that any notes we issue or credit facility we enter into would contain covenants that may impose geographic exposure limitations, credit quality minimums, liquidity minimums, concentration limitations and currency hedging requirements on us. These covenants would also likely limit our ability to pay distributions in certain circumstances, incur additional debt, change fundamental investment policies and engage in certain transactions, including mergers and consolidations. Such restrictions could cause the Adviser to make different investment decisions than if there were no such restrictions and could limit the ability of the Board of Trustees and our Shareholders to change fundamental investment policies.
Our willingness to utilize leverage, and the amount of leverage we incur, will depend on many factors, the most important of which are investment outlook, market conditions and interest rates. Successful use of a leveraging strategy may depend on our ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed. Any leveraging cannot be achieved until the proceeds resulting from the use of leverage have been invested in accordance with our investment objectives and policies. See “Risk Factors — Risks Related to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.”

Derivative Transactions.   We may engage in Derivative Transactions from time to time. To the extent we engage in Derivative Transactions, we expect to do so primarily to hedge against credit risks. In particular, we anticipate that the Fund would implement such hedging strategy by purchasing exchange-traded swaps or options on indices comprised of credit default swaps (e.g., the CDX High Yield Index). We may also use Derivative Transactions to hedge against other forms of risk, including interest rate risk, or for other investment or risk management purposes. We may use Derivative Transactions for investment purposes to the extent consistent with our investment objectives if the Adviser deems it appropriate to do so. We may purchase and sell a variety of derivative instruments, including exchange-listed and OTC options, futures, options on futures, swaps and similar instruments, various interest rate transactions, such as swaps, caps, floors or collars, and credit transactions and credit default swaps. We also may purchase and sell derivative instruments that combine features of these instruments. Our use of Derivative Transactions, if any, will generally be deemed to create leverage for us and involves significant risks. No assurance can be given that our strategy and use of derivatives will be successful, and our investment performance could diminish compared with what it would have been if Derivative Transactions were not used.
The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Commodity Futures Trading Commission (“CFTC”) Regulation 4.5 under the CEA promulgated by the CFTC with respect to us, and we currently operate in a manner that would permit the Adviser to continue to claim such exclusion. See “Risk Factors — Risks Relating to Our Business and Structure — We are subject to the risk of legislative and regulatory changes impacting our business or the markets in which we invest” and “Risk Factors — Risks Related to Our Investments — We are subject to risks associated with any hedging or Derivative Transactions in which we participate.”
Rule 18f-4 under the 1940 Act permits us to enter into derivatives and other transactions that create future payment or delivery obligations, including short sales, notwithstanding the senior security provisions of the 1940 Act if we comply with certain VaR leverage limits, implement a derivatives risk management program and are subject to board oversight and reporting requirements, or otherwise comply with a “limited derivatives users” exception. We have elected to rely on the limited derivatives users exception. We may change this election and comply with the other provisions of Rule 18f-4 related to Derivatives Transactions at any time and without notice. To satisfy the limited derivatives users exception, we have adopted and implemented written policies and procedures reasonably designed to manage derivatives risk and limit derivatives exposure in accordance with Rule 18f-4. Rule 18f-4 also permits us to enter into reverse repurchase agreements or similar financing transactions notwithstanding the senior security provisions of the 1940 Act if we aggregate the amount of indebtedness associated with reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating our asset coverage ratios as discussed above or treat all such transactions as Derivatives Transactions for all purposes under Rule 18f-4.
Illiquid Transactions.   Generally, investments will be purchased or sold by us in private markets, including securities that are not publicly traded or that are otherwise illiquid and securities acquired directly from the issuer.
Co-Investment with Affiliates.   In certain instances, we co-invest on a concurrent basis with other accounts managed by certain of the Adviser’s affiliates, subject to compliance with applicable exemptive relief, regulations and regulatory guidance and the Adviser’s written allocation procedures. Exemptive relief granted by the SEC (the “Order”) permits us to participate in certain negotiated co-investments alongside other accounts managed by certain of the Adviser’s affiliates, including Eagle Point Credit Company Inc., Eagle Point Income Company Inc., Eagle Point Enhanced Income Fund, Eagle Point Defensive Income Trust and EP Private Capital Fund I, subject to compliance with the Order. The Order contains certain conditions and requires the Board to maintain oversight of our participation in the co-investment program. The Order also requires a “required majority” (as defined in Section 57(o) of the 1940 Act) of our eligible Trustees to make certain conclusions pursuant to Section 57(f) of the 1940 Act in connection with certain co-investment transactions, including co-investment transactions in which our affiliate is an existing investor in the portfolio company, non-pro rata follow on investments and non-pro rata dispositions of investments. A copy of the Adviser’s application for exemptive relief, including all of the conditions, and the related order are available on the SEC’s website at www.sec.gov.

Competition
We compete for investments in CLO securities with other investment funds (including asset managers, business development companies, mutual funds, pension funds, private equity funds and hedge funds) as well as traditional financial services companies such as commercial banks, investment banks, finance companies and insurance companies.
Additionally, because competition for higher yielding investment opportunities generally has increased, many new investors have entered the CLO market over the past few years. As a result of these new entrants, competition for investment opportunities in CLO securities may intensify. Many of these entities have greater financial and managerial resources than we do. We believe we are able to compete with these entities on the basis of the Senior Investment Team’s deep and highly-specialized CLO market experience, the Adviser’s and Eagle Point Income Management’s collective relative size and prominence in the CLO market, and the Senior Investment Team’s longstanding relationships with many CLO collateral managers.

Risk Factors [Table Text Block]
RISK FACTORS
Investing in our securities involves a number of significant risks. In addition to the other information contained in this prospectus, you should consider carefully the following information before making an investment in our securities. The risks set out below are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us might also impair our operations and performance and the value of our securities. If any of the following events occur, our business, financial condition and results of operations could be materially adversely affected and the value of our securities may be impaired. In such case, the price of our securities could decline, and you may lose all or part of your investment.
Risks Related to Our Investments

If the Fund is unable to raise sufficient capital, a Shareholder’s investment will be impacted and it may lead to higher fees.
The offering is being made on a “best efforts” basis, meaning that a Dealer Manager is only required to use its best efforts to sell the shares and has no firm commitment or obligation to purchase any shares in the offering. As a result, the amount of proceeds the Fund raises in the offering may be substantially less than the amount the Fund would need to create its desired portfolio of investments, and it may not achieve the economies of scale necessary to operate in a cost effective manner. If the Fund is unable to raise substantial funds, or if repurchases exceed subscriptions over time, the Fund will make fewer investments resulting in less diversification in terms of the type, number and size of investments that it makes. As a result, the value of a shareholder’s investment may be reduced in the event the Fund’s assets under-perform. Moreover, the potential impact of any single asset’s performance on the overall performance of the portfolio increases. In addition, the Fund’s ability to achieve its investment objective could be hindered, which could result in a lower return on the investments. Further, the Fund has certain fixed operating expenses, including certain expenses as a closed-end management investment company, regardless of whether the Fund is able to raise substantial funds in this offering. The Fund’s inability to raise substantial funds would increase its fixed operating expenses as a percentage of gross income, causing Shareholders to incur higher fees and reducing the Fund’s net income and limiting its ability to make distributions.

Investing in senior secured loans indirectly through CLO securities involves particular risks.
We obtain exposure to underlying senior secured loans through our investments in CLOs but may obtain such exposure directly or indirectly through other means from time to time. Such loans may become nonperforming or impaired for a variety of reasons. Nonperforming or impaired loans may require substantial workout negotiations or restructuring that may entail a substantial reduction in the interest rate and/or a substantial write-down of the principal of the loan. In addition, because of the unique and customized nature of a loan agreement and the private syndication of a loan, certain loans may not be purchased or sold as easily as publicly traded securities, and, historically, the trading volume in the loan market has been small relative to other markets. Loans may encounter trading delays due to their unique and customized nature, and transfers may require the consent of an agent bank and/or borrower. Risks associated with senior secured loans include the fact that prepayments generally may occur at any time without premium or penalty. Compression of credit spreads on a CLO’s underlying senior secured loans, absent a commensurate (in timing or magnitude) refinancing or reset of the CLO’s liabilities, would generally reduce the residual cash flows available to the CLO equity.
In addition, the portfolios of certain CLOs in which we invest may contain middle market loans. Loans to middle market companies may carry more inherent risks than loans to larger, publicly traded entities. These companies generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Middle market companies typically have narrower product lines and smaller market shares than large companies. Therefore, they tend to be more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies may also experience substantial variations in operating results. The success of a middle market business may also depend on the management talents and efforts of one or two persons or a small group of persons. The death, disability or resignation of one or more of these persons could have a material adverse impact on the obligor. Accordingly, loans made to middle market companies may involve higher risks than loans made to companies that have greater financial resources or are otherwise able to access traditional credit sources. Middle market loans are less liquid and have a smaller trading market than the market for broadly syndicated loans and may have default rates or recovery rates that differ (and may be better or worse) than has been the case for broadly syndicated loans or investment grade securities. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced with respect to middle market loans in any CLO in which we may invest. As a consequence of the forgoing factors, the securities issued by CLOs that primarily invest in middle market loans (or hold significant portions thereof) are generally considered to be a riskier investment than securities issued by CLOs that primarily invest in broadly syndicated loans.
Covenant-lite loans may comprise a significant portion of the senior secured loans underlying the CLOs in which we invest. Over the past decade, the senior secured loan market has evolved from one in which covenant-lite loans represented a minority of the market to one in which such loans represent a significant majority of the market. Generally, covenant-lite loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent that the CLOs that we invest in hold covenant-lite loans, our CLOs may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Our investments in CLO securities and other structured finance securities involve certain risks.
Our investments consist primarily of CLO securities, and we may invest in other related structured finance securities. CLOs and structured finance securities are generally backed by an asset or a pool of assets (typically senior secured loans and other credit-related assets in the case of a CLO) that serve as collateral. We and other investors in CLO and related structured finance securities ultimately bear the credit risk of the underlying collateral. In most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of junior tranches which are the focus of our investment strategy, and scheduled payments to junior tranches have a priority in right of payment to subordinated/equity tranches.
CLO and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLO and other structured finance securities. For example, investments in structured vehicles, including CBOs and equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities, such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage related securities, trust preferred securities and emerging market debt. The pool of high yield securities underlying CBOs is typically separated into tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates, whereas the lower tranches, with greater risk, pay higher interest rates.
In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) our investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Changes in the collateral held by a CLO may cause payments on the instruments we hold to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which we invest, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs we may target. In addition, CLO and other structured finance securities may be subject to prepayment risk. Further, the performance of a CLO or other structured finance security may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility. Investments in structured finance securities may also be subject to liquidity risk.

The Adviser has wide discretion over our choice of investments.
We invest primarily in equity and junior debt tranches of CLOs and other related investments. Investments in these different categories of securities subject us to related but distinct risks, as described herein. The Adviser has wide discretion to determine our allocation of funds to the foregoing categories of investments so long as the investments are consistent with the Fund’s investment objectives. We expect that such allocations will vary over time, as will our exposure to the related risks. Accordingly, our exposure to any particular investment category may or may not constitute a material part of our portfolio on any given date.

Our investments in the primary CLO market involve certain additional risks.
Between the pricing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO equity and debt investors to receive less than face value of their investment.

Our portfolio of investments may lack diversification among CLO securities which may subject us to a risk of significant loss if one or more of these CLO securities experience a high level of defaults on collateral.
Our portfolio may hold investments in a limited number of CLO securities. Beyond the asset diversification requirements associated with our qualification as a RIC under the Code, we do not have fixed guidelines for diversification, we do not have any limitations on the ability to invest in any one CLO, and our investments may be concentrated in relatively few CLO securities. As our portfolio may be less diversified than the portfolios of some larger funds, we are more susceptible to risk of loss if one or more of the CLOs in which we are invested experiences a high level of defaults on its collateral. Similarly, the aggregate returns we realize may be significantly adversely affected if a small number of investments perform poorly or if we need to write down the value of any one investment. We may also invest in multiple CLOs managed by the same CLO collateral manager, thereby increasing our risk of loss in the event the CLO collateral manager were to fail, experience the loss of key portfolio management employees or sell its business.

Failure to maintain a broad range of underlying obligors across the CLOs in which we invest would make us more vulnerable to defaults.
We may be subject to concentration risk since CLO portfolios tend to have a certain amount of overlap across underlying obligors. This trend is generally exacerbated when demand for bank loans by CLO issuers outpaces supply. Market analysts have noted that the overlap of obligor names among CLO issuers has increased recently, and is particularly evident across CLOs of the same year of origination, as well as with CLOs managed by the same asset manager. To the extent we invest in CLOs which have a high percentage of overlap, this may increase the likelihood of defaults on our CLO investments occurring together.

Our portfolio is focused on CLO securities, and the CLO securities in which we invest may hold loans that are concentrated in a limited number of industries.
Our portfolio is focused on securities issued by CLOs and related investments, and the CLOs in which we invest may hold loans that are concentrated in a limited number of industries. As a result, a downturn in the
CLO industry or in any particular industry that the CLOs in which we invest are concentrated could significantly impact the aggregate returns we realize.

Failure by a CLO in which we are invested to satisfy certain tests will harm our operating results.
The failure by a CLO in which we invest to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, would lead to a reduction in its payments to us. In the event that a CLO fails certain tests, holders of CLO senior debt would be entitled to additional payments that would, in turn, reduce the payments we, as a holder of junior debt or equity tranches, would otherwise be entitled to receive. Separately, we may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment we may make. If any of these occur, it could materially and adversely affect our operating results and cash flows.

Negative loan ratings migration may also place pressure on the performance of certain of our investments.
Per the terms of a CLO’s indenture, assets rated “CCC+” or lower or their equivalent in excess of applicable limits typically do not receive full par credit for purposes of calculation of the CLO’s overcollateralization tests. As a result, negative rating migration could cause a CLO to be out of compliance with its overcollateralization tests. This could cause a diversion of cash flows away from the CLO equity and junior debt tranches in favor of the more senior CLO debt tranches until the relevant overcollateralization test breaches are cured. This could have a negative impact on our NAV and cash flows.

Our investments in CLOs and other investment vehicles result in additional expenses to us.
We invest in CLO securities and may invest, to the extent permitted by law, in the securities and other instruments of other investment companies, including private funds, and, to the extent we so invest, will bear our ratable share of a CLO’s or any such investment vehicle’s expenses, including management and performance fees. In addition to the management and performance fees borne by our investments in CLOs, we also remain obligated to pay management and incentive fees to the Adviser with respect to the assets invested in the securities and other instruments of other investment vehicles, including CLOs. With respect to each of these investments, each holder of our Shares bears his or her share of the management and incentive fee of the Adviser as well as indirectly bearing the management and performance fees charged by the underlying advisor and other expenses of any investment vehicles in which we invest.
In the course of our investing activities, we pay management and incentive fees to the Adviser and reimburse the Adviser for certain expenses it incurs. As a result, investors in our securities invest on a “gross” basis and receive distributions on a “net” basis after expenses, potentially resulting in a lower rate of return than an investor might achieve through direct investments.

Our investments in CLO securities may be less transparent to us and our Shareholders than direct investments in the collateral.
We invest primarily in equity and junior debt tranches of CLOs and other related investments. Generally, there may be less information available to us regarding the collateral held by such CLOs than if we had invested directly in the debt of the underlying obligors. As a result, our Shareholders do not know the details of the collateral of the CLOs in which we invest or receive the reports issued with respect to such CLO. In addition, none of the information contained in certain monthly reports nor any other financial information furnished to us as a noteholder in a CLO is audited and reported upon, nor is an opinion expressed, by an independent public accountant. Our CLO investments are also subject to the risk of leverage associated with the debt issued by such CLOs and the repayment priority of senior debt holders in such CLOs.

CLO investments involve complex documentation and accounting considerations.
CLOs and other structured finance securities in which we invest are often governed by a complex series of legal documents and contracts. As a result, the risk of dispute over interpretation or enforceability of the documentation may be higher relative to other types of investments.

The accounting and tax implications of the CLO investments that we make are complicated. In particular, reported earnings from CLO equity securities are recorded under U.S. generally accepted accounting principles, or “GAAP,” based upon an effective yield calculation. Current taxable earnings on certain of these investments, however, will generally not be determinable until after the end of the fiscal year of each individual CLO that ends within our fiscal year, even though the investments are generating cash flow throughout the fiscal year. The tax treatment of certain of these investments may result in higher distributable earnings in the early years and a capital loss at maturity, while for reporting purposes the totality of cash flows is reflected in a constant yield to maturity.

We are dependent on the collateral managers of the CLOs in which we invest, and those CLOs are generally not registered under the 1940 Act.
We rely on CLO collateral managers to administer and review the portfolios of collateral they manage. The actions of the CLO collateral managers may significantly affect the return on our investments; however, we, as investors of the CLO, typically do not have any direct contractual relationship with the collateral managers of the CLOs in which we invest. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on our investments, as we may not be provided with information on a timely basis in order to take appropriate measures to manage our risks. We will also rely on CLO collateral managers to act in the best interests of a CLO it manages; however, such CLO collateral managers are subject to fiduciary duties owed to other classes of notes besides those in which we invest; therefore, there can be no assurance that the collateral managers will always act in the best interest of the class or classes of notes in which we are invested. If any CLO collateral manager were to act in a manner that was not in the best interest of the CLOs (e.g., gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of our investments. Furthermore, since the underlying CLO issuer often provides an indemnity to its CLO collateral manager, we may not be incentivized to pursue actions against the collateral manager since any such action, if successful, may ultimately be borne by the underlying CLO issuer and payable from its assets, which could create losses to us as investors in the CLO. In addition, to the extent we invest in CLO equity, liabilities incurred by the CLO manger to third parties may be borne by us to the extent the CLO is required to indemnify its collateral manager for such liabilities.
In addition, the CLOs in which we invest are generally not registered as investment companies under the 1940 Act. As investors in these CLOs, we are not afforded the protections that Shareholders in an investment company registered under the 1940 Act would have.

The collateral managers of the CLOs in which we invest may not continue to manage such CLOs.
Given that we invest in CLO securities issued by CLOs which are managed by unaffiliated collateral managers, we are dependent on the skill and expertise of such managers. We believe our Adviser’s ability to analyze and diligence potential CLO managers differentiates our approach to investing in CLO securities. However, we cannot assure you that, for any CLO we invest in, the collateral manager in place when we invest in such CLO securities will continue to manage such CLO through the life of our investment. Collateral managers are subject to removal or replacement by other holders of CLO securities without our consent, and may also voluntarily resign as collateral manager or assign their role as collateral manager to another entity. There can be no assurance that any removal, replacement, resignation or assignment of any particular CLO manager’s role will not adversely affect the returns on the CLO securities in which we invest.

Our investments in CLO securities may be subject to special anti-deferral provisions that could result in us incurring tax or recognizing income prior to receiving cash distributions related to such income.
Some of the CLOs in which we invest may constitute “passive foreign investment companies,” or “PFICs.” If we acquire interests treated as equity for U.S. federal income tax purposes in PFICs (including equity tranche investments and certain debt tranche investments in CLOs that are PFICs), we may be subject to federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by us to our Shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require us to recognize our share of the PFIC’s income for each tax year regardless of whether we receive any distributions from such PFIC. We must nonetheless distribute such income to maintain our status as a RIC. Treasury regulations generally treat our income inclusion with respect to a PFIC with respect to which we have made a qualified electing fund, or “QEF,” election, as qualifying income for purposes of determining our ability to be subject to tax as a RIC if (i) there is a current distribution out of the earnings and profits of the PFIC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to our business of investing in stock, securities, or currencies. As such, we may be restricted in our ability to make QEF elections with respect to our holdings in issuers that could be treated as PFICs in order to ensure our continued qualification as a RIC and/or maximize our after-tax return from these investments.
If we hold 10% or more of the interests treated as equity (by vote or value) for U.S. federal income tax purposes in a foreign corporation that is treated as a controlled foreign corporation, or “CFC” (including equity tranche investments and certain debt tranche investments in a CLO treated as a CFC), we may be treated as receiving a deemed distribution (taxable as ordinary income) each tax year from such foreign corporation in an amount equal to our pro rata share of the corporation’s income for the tax year (including both ordinary earnings and capital gains). If we are required to include such deemed distributions from a CFC in our income, we will be required to distribute such income to maintain our RIC status regardless of whether or not the CFC makes an actual distribution during such tax year. Treasury regulations that generally treat our income inclusion with respect to a CFC as qualifying income for purposes of determining our ability to be subject to tax as a RIC either if (i) there is a current distribution out of the earnings and profits of the CFC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to our business of investing in stock, securities, or currencies. As such, we may limit and/or manage our holdings in issuers that could be treated as CFCs in order to ensure our continued qualification as a RIC and/or maximize our after-tax return from these investments.
If we are required to include amounts from CLO securities in income prior to receiving the cash distributions representing such income, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

If a CLO in which we invest is treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could affect our operating results and cash flows.
Each CLO in which we invest will generally operate pursuant to investment guidelines intended to ensure the CLO is not treated as engaged in a U.S. trade or business for U.S. federal income tax purposes. Each CLO will generally receive an opinion of counsel, subject to certain assumptions (including compliance with the investment guidelines) and limitations, that the CLO will not be engaged in a U.S. trade or business for U.S. federal income tax purposes. If a CLO fails to comply with the investment guidelines or the Internal Revenue Service, or the “IRS,” otherwise successfully asserts that the CLO should be treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could reduce the amount available to distribute to junior debt and equity holders in such CLO, including the Fund.

If a CLO in which we invest fails to comply with certain U.S. tax disclosure requirements, such CLO may be subject to withholding requirements that could materially and adversely affect our operating results and cash flows.
The U.S. Foreign Account Tax Compliance Act provisions of the Code, or “FATCA” imposes a withholding tax of 30% on U.S. source periodic payments, including interest and dividends to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLOs in which we invest will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO in which we invest fails to properly comply with these reporting requirements, it could reduce the amount available to distribute to equity and junior debt holders in such CLO, which could materially and adversely affect the fair value of the CLO’s securities, our operating results and cash flows.

Increased competition in the market or a decrease in new CLO issuances may result in increased price volatility or a shortage of investment opportunities.
In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of this market is relatively limited. While we cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.
In addition, the volume of new CLO issuances and CLO refinancings varies over time as a result of a variety of factors including new regulations, changes in interest rates, and other market forces. As a result of increased competition and uncertainty regarding the volume of new CLO issuances and CLO refinancings, we can offer no assurances that we will deploy all of our capital in a timely manner or at all. Prospective investors should understand that we may compete with other investment vehicles, as well as investment and commercial banking firms, which have substantially greater resources, in terms of financial wherewithal and research staffs, than may be available to us.

We are subject to risks associated with our wholly-owned subsidiaries.
We invest indirectly through wholly-owned subsidiaries to invest in securities of U.S. and non-U.S. issuers that are issued in private offerings without registration with the SEC pursuant to Regulation S under the Securities Act of 1933, as amended (“Securities Act”) or for other general corporate purposes. Such wholly-owned subsidiaries are not separately registered under the 1940 Act and are not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the Cayman Islands could result in the inability of a subsidiary to operate as anticipated.

We and our investments are subject to interest rate risk.
Since we borrow money under the CNBF Revolving Credit Facility and have issued Series A Term Preferred Shares and Series B Term Preferred Shares, and since we may incur additional leverage (including through borrowing additional amounts under a credit facility, issuing additional preferred shares and/or issuing debt securities) to make investments, our net investment income depends, in part, upon the difference between the rate at which we borrow funds and the rate at which we invest those funds.
Interest rates may increase or decrease due to governmental actions, among other factors. In a rising interest rate environment, any additional leverage that we incur may bear a higher interest rate than our current leverage. There may not, however, be a corresponding increase in our investment income. Any reduction in the level of rate of return on new investments relative to the rate of return on our current investments, and any reduction in the rate of return on our current investments, could adversely impact our net investment income, reducing our ability to service the interest obligations on, and to repay the principal of, our indebtedness, as well as our capacity to pay distributions to our Shareholders. See “— Benchmark Floor Risk.”
The fair value of certain of our investments may be significantly affected by changes in interest rates, including increases and decreases in interest rates caused by governmental actions and/or other factors. In general, rising interest rates will negatively affect the price of a fixed rate instrument and falling interest rates will have a positive effect on the price of a fixed rate instrument. In the event of a significantly rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the cash flows from investments held in the Fund and/or such investments’ fair value.
Although senior secured loans are generally floating rate instruments, our investments in senior secured loans through investments in junior equity and debt tranches of CLOs are sensitive to interest rate levels and volatility. For example, because CLO debt securities are floating rate securities, a reduction in interest rates would generally result in a reduction in the coupon payment and cash flow we receive on our CLO debt investments. Further, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO equity investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect our cash flow, fair value of our assets and operating results. In the event that our interest expense were to increase relative to income, or sufficient financing became unavailable, our return on investments and cash available for distribution to Shareholders or to make other payments on our securities would be reduced. In addition, future investments in different types of instruments may carry a greater exposure to interest rate risk.
Benchmark Floor Risk.   Because CLOs generally issue debt on a floating rate basis, an increase in the relevant benchmark will increase the financing costs of CLOs. Many of the senior secured loans held by these CLOs have benchmark floors such that, when the relevant benchmark is below the stated benchmark floor, the stated benchmark floor (rather than the benchmark itself) is used to determine the interest payable under the loans. Therefore, if the relevant benchmark increases but stays below the average benchmark floor rate of the senior secured loans held by a CLO, there would not be a corresponding increase in the investment income of such CLOs. The combination of increased financing costs without a corresponding increase in investment income in such a scenario could result in the CLO not having adequate cash to make interest or other payments on the securities which we hold.
SOFR Risk.   Since the discontinuation of LIBOR, CLOs (and the collateral they hold) have generally issued debt based on Term SOFR. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level data collected from various sources. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). Term SOFR is a forward-looking term rate determined with reference to certain SOFR derivatives. Changes in the levels of Term SOFR will affect the amount of interest payable on the CLO debt securities, the distributions on the CLO equity and the trading price of the CLO securities.
Both SOFR and Term SOFR are fundamentally different from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR or related derivatives markets, like Term SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR or such SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates like Term SOFR, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR or Term SOFR in the future, including following the discontinuation of synthetic LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.
Risks of Replacement Rates.   If the applicable rate of interest on any CLO security is calculated with reference to a tenor which is discontinued, such rate of interest will then be determined by the provisions of the affected CLO security, which may include determination by the relevant calculation agent in its discretion. The administrator of a reference rate will not have any involvement in the affected CLOs or loans and may take any actions in respect of such rate without regard to the effect of such actions on the CLOs or loans.
Base Rate Mismatch.   Many underlying corporate borrowers can elect to pay interest based on a 1-month, 3-month and/or other term base rates in respect of the loans held by CLOs in which we are invested, in each case plus an applicable spread, whereas CLOs generally pay interest to holders of the CLO’s debt tranches based today on 3-month term plus a spread. The 3-month term rate may fluctuate in excess of other potential term rates, which may result in many underlying corporate borrowers electing to pay interest based on a shorter, but in any event lower, base rate. This mismatch in the rate at which CLOs earn interest and the rate at which they pay interest on their debt tranches negatively impacts the cash flows on a CLO’s equity tranche, which may in turn adversely affect our cash flows and results of operations. Unless spreads are adjusted to account for such increases, these negative impacts may worsen as the amount by which the 3-month term rate exceeds such other chosen term base rate.

Interest Rate Environment.   The senior secured loans underlying the CLOs in which we invest typically have floating interest rates. A sustained high interest rate environment may increase loan defaults, resulting in losses for the CLOs in which we invest. In addition, increasing interest rates may lead to higher prepayment rates, as corporate borrowers look to avoid escalating interest payments or refinance floating rate loans. See “— Risks Related to Our Investments — Our investments are subject to prepayment risk.”
For detailed discussions of the risks associated with a high interest rate environment, see “— Risks Related to Our Investments — We and our investments are subject to interest rate risk” and “— Risks Related to Our Investments — We and our investments are subject to risks associated with investing in high-yield and unrated, or “junk,” securities.”

Our investments are subject to credit risk.
If a CLO in which we invest, an underlying asset of any such CLO or any other type of credit investment in our portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status either or both our income and NAV may be adversely impacted. Additionally, interest on a CLO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. Non-payment would result in a reduction of our income, a reduction in the value of the applicable CLO security or other credit investment experiencing non-payment and, potentially, a decrease in our NAV. With respect to our investments in CLO securities and credit investments that are secured, there can be no assurance that liquidation of collateral would satisfy the issuer’s obligation in the event of non-payment of scheduled dividend, interest or principal or that such collateral could be readily liquidated. In the event of bankruptcy of an issuer, we could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a CLO security or credit investment. To the extent that the credit rating assigned to a security in our portfolio is downgraded, the market price and liquidity of such security may be adversely affected. In addition, if a CLO in which we invest triggers an event of default as a result of failing to make payments when due or for other reasons, the CLO would be subject to the possibility of liquidation, which could result in full loss of value to the CLO equity and junior debt investors. CLO equity tranches are the most likely tranche to suffer a loss of all of their value in these circumstances. Heightened inflationary pressures could increase the risk of default by the Fund’s underlying obligors.

Our investments are subject to prepayment risk.
Although the Adviser’s valuations and projections take into account certain expected levels of prepayments, the collateral of a CLO may be prepaid more quickly than expected. Prepayment rates are influenced by changes in interest rates and a variety of factors beyond our control and consequently cannot be accurately predicted. Early prepayments give rise to increased reinvestment risk, as a CLO collateral manager might realize excess cash from prepayments earlier than expected. If a CLO collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce our net income and the fair value of that asset.
In addition, in most CLO transactions, CLO debt investors, such as us, are subject to prepayment risk in that the holders of a majority of the equity tranche can direct a call or refinancing of a CLO, which would cause such CLO’s outstanding CLO debt securities to be repaid at par. Such prepayments of CLO debt securities held by us also give rise to reinvestment risk if we are unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid.

We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.
We currently incur leverage through the issuance of the Series A Term Preferred Shares and Series B Term Preferred Shares, and borrowing under the CNBF Revolving Credit Facility. We may incur additional leverage, directly or indirectly, through one or more special purpose vehicles, indebtedness for borrowed money, as well as leverage in the form of Derivative Transactions, additional preferred shares, debt securities and other structures and instruments, in significant amounts and on terms that the Adviser and our Board of Trustees deem appropriate, subject to applicable limitations under the 1940 Act. Such leverage may be used for the acquisition and financing of our investments, to pay fees and expenses and for other purposes. Such leverage may be secured and/or unsecured. Any such leverage does not include leverage embedded or inherent in the CLO structures in which we invest or in derivative instruments in which we may invest. Accordingly, there is a layering of leverage in our overall structure.
The more leverage we employ, the more likely a substantial change will occur in our NAV. Accordingly, any event that adversely affects the value of an investment would be magnified to the extent leverage is utilized. For instance, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could also negatively affect our ability to make distributions and other payments to our securityholders. Leverage is generally considered a speculative investment technique. Our ability to service any debt that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if our investments were not leveraged.
As a registered closed-end management investment company, we are required to meet certain asset coverage requirements, as defined under the 1940 Act, with respect to any senior securities. With respect to senior securities representing indebtedness (i.e., borrowings or deemed borrowings), other than temporary borrowings as defined under the 1940 Act, we are required under current law to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness. With respect to senior securities that are stocks (i.e., preferred shares, including the Series A Term Preferred Shares and Series B Term Preferred Shares), we are required under current law to have an asset coverage of at least 200%, as measured at the time of the issuance of any such preferred shares and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding preferred shares. If legislation were passed that modifies this section of the 1940 Act and increases the amount of senior securities that we may incur, we may increase our leverage to the extent then permitted by the 1940 Act and the risks associated with an investment in us may increase.
If our asset coverage declines below 300% (or 200%, as applicable), we would not be able to incur additional debt or issue additional preferred shares, and could be required by law to sell a portion of our investments to repay some debt or redeem preferred shares when it is disadvantageous to do so, which could have a material adverse effect on our operations, and we may not be able to make certain distributions or pay dividends of an amount necessary to continue to be subject to tax as a RIC. The amount of leverage that we employ will depend on the Adviser’s and our Board of Trustees’ assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us. For so long as we incur leverage through the issuance of the Series A Term Preferred Shares and Series B Term Preferred Shares, and borrowing under the CNBF Revolving Credit Facility, the rights of our Shareholders are subordinated to the rights of such senior security holders. In particular, dividends, distributions and other payments to Shareholders are subject to prior payments due to such senior security holders. In addition, the 1940 Act provides preferred shareholders and, in certain cases, debt holders, with voting rights that are equal or superior to the voting rights of our Shareholders.
In addition, any debt facility into which we may enter would likely impose financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our ability to be subject to tax as a RIC under Subchapter M of the Code.
Effects of Leverage.   Assuming the Fund’s total assets as of December 31, 2025, and that the Fund bears expenses relating to the Series A Term Preferred Shares, Series B Term Preferred Shares, and CNBF Revolving Credit Facility (assuming no outstanding borrowings under the CNBF Revolving Credit Facility), in the aggregate, at a weighted average effective interest rate of 8.07%, the annual return that the Fund’s portfolio must experience (net of expenses not related to the preferred shares or borrowings) in order to cover the costs of such leverage would be approximately 2.67%. These figures are estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with preferred shares and borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.

The following table is furnished in response to the requirements of the SEC and illustrates the effect of leverage on returns from an investment in our Shares assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.
Assumed Return on Our Portfolio (Net of Expenses not related to preferred shares or borrowings)	-10%	-5%	0%	5%	10%
Corresponding net Return to Common Shareholder(1)	-19.23%	-11.64%	-4.05%	3.54%	11.12%

(1)
Assumes $189.9 million in total assets as of December 31, 2025 (adjusted to reflect (i) approximately $9.2 million in net proceeds from the offering of our Shares for the period from January 1, 2026, through March 31, 2026, and (ii) payment of approximately $2.7 million for the repurchase of 382,069 Shares in accordance with the tender offer that commenced February 27, 2026).

Our investments may be highly subordinated and subject to leveraged securities risk.
Our portfolio includes equity and junior debt investments in CLOs, which involve a number of significant risks. CLOs are typically very highly levered (with CLO equity securities being leveraged approximately ten times), and therefore the junior equity and debt tranches in which we are currently invested and in which we invest will be subject to a higher degree of risk of total loss. In particular, investors in CLO securities indirectly bear risks of the collateral held by such CLOs. We generally have the right to receive payments only from the CLOs, and generally not have direct rights against the underlying borrowers or the entity that sponsored the CLO. While the CLOs we target generally enable an equity investor therein to acquire interests in a pool of senior secured loans without the expenses associated with directly holding the same investments, we generally pay a proportionate share of the CLOs’ administrative, management and other expenses, if we make a CLO equity investment. In addition, we may have the option in certain CLOs to contribute additional amounts to the CLO issuer for purposes of acquiring additional assets or curing coverage tests, thereby increasing our overall exposure and capital at risk to such CLO. Although it is difficult to predict whether the prices of assets underlying CLOs will rise or fall, these prices (and, therefore, the prices of the CLOs’ securities) are influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. The interests we acquire in CLOs generally are thinly traded or have only a limited trading market. CLO securities are typically privately offered and sold, even in the secondary market. As a result, investments in CLO securities are illiquid.

We and our investments are subject to risks associated with investing in high-yield and unrated, or “junk,” securities.
We invest primarily in securities that are rated below investment grade or, in the case of CLO equity securities, are not rated by a nationally recognized statistical rating organization. The primary assets underlying our CLO security investments are senior secured loans, although these transactions may allow for limited exposure to other asset classes including unsecured loans, high yield bonds, emerging market loans or bonds and structured finance securities with underlying exposure to CBO and CDO tranches, residential mortgage-backed securities, commercial mortgage-backed securities, trust preferred securities and other types of securitizations. CLOs generally invest in lower-rated debt securities that are typically rated below Baa/BBB by Moody’s, S&P or Fitch. In addition, we may obtain direct exposure to such financial assets/instruments. Securities that are not rated or are rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are sometimes referred to as “high yield” or “junk.” High-yield debt securities have greater credit and liquidity risk than investment grade obligations. High-yield debt securities are generally unsecured and may be subordinated to certain other obligations of the issuer thereof. The lower rating of high-yield debt securities and below investment grade loans reflects a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the issuer thereof to make payments of principal or interest.
Risks of high-yield debt securities may include (among others):
(1)
limited liquidity and secondary market support;

(2)
substantial marketplace volatility resulting from changes in prevailing interest rates;

(3)
subordination to the prior claims of banks and other senior lenders;

(4)
the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates that could cause the CLO issuer (or the Fund, as applicable) to reinvest premature redemption proceeds in lower-yielding debt obligations;

(5)
the possibility that earnings of the high-yield debt security issuer may be insufficient to meet its debt service;

(6)
the declining creditworthiness and potential for insolvency of the issuer of such high-yield debt securities during periods of rising interest rates and/or economic downturn; and

(7)
greater susceptibility to losses and real or perceived adverse economic and competitive industry conditions than higher grade securities.

An economic downturn or an increase in interest rates could severely disrupt the market for high-yield debt securities and adversely affect the value of outstanding high-yield debt securities and the ability of the issuers thereof to repay principal and interest.
Issuers of high-yield debt securities may be highly leveraged and may not have available to them more traditional methods of financing. The risk associated with acquiring (directly or indirectly) the securities of such issuers generally is greater than is the case with highly rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high-yield debt securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, timely service of debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high-yield debt securities because such securities may be unsecured and may be subordinated to obligations owed to other creditors of the issuer of such securities. In addition, the CLO issuer (or the Fund, as applicable) may incur additional expenses to the extent it (or the Fund) is required to seek recovery upon a default on a high yield bond (or any other debt obligation) or participate in the restructuring of such obligation.
A portion of the loans held by CLOs in which we invest may consist of second lien loans. Second lien loans are secured by liens on the collateral securing the loan that are subordinated to the liens of at least one other class of obligations of the related obligor, and thus, the ability of the CLO issuer to exercise remedies after a second lien loan becomes a defaulted obligation is subordinated to, and limited by, the rights of the senior creditors holding such other classes of obligations. In many circumstances, the CLO issuer may be prevented from foreclosing on the collateral securing a second lien loan until the related first lien loan is paid in full. Moreover, any amounts that might be realized as a result of collection efforts or in connection with a bankruptcy or insolvency proceeding involving a second lien loan must generally be turned over to the first lien secured lender until the first lien secured lender has realized the full value of its own claims. In addition, certain of the second lien loans contain provisions requiring the CLO issuer’s interest in the collateral to be released in certain circumstances. These lien and payment obligation subordination provisions may materially and adversely affect the ability of the CLO issuer to realize value from second lien loans and adversely affect the fair value of and income from our investment in the CLO’s securities.

We are subject to risks associated with loan assignments and participations.
We, or the CLOs in which we invest, may acquire interests in loans either directly (by way of assignment, or “Assignments”) or indirectly (by way of participation, or “Participations”). The purchaser by an Assignment of a loan obligation typically succeeds to all the rights and obligations of the selling institution and becomes a lender under the loan or credit agreement with respect to the debt obligation. In contrast, Participations acquired by us or the CLOs in which we invest in a portion of a debt obligation held by a selling institution, or the “Selling Institution,” typically result in a contractual relationship only with such Selling Institution, not with the obligor. We or the CLOs in which we invest would have the right to receive payments of principal, interest and any fees to which we (or the CLOs in which we invest) are entitled under the Participation only from the Selling Institution and only upon receipt by the Selling Institution of such payments from the obligor. In purchasing a Participation, we or the CLOs in which we invest generally will have no right to enforce compliance by the obligor with the terms of the loan or credit agreement or other instrument evidencing such debt obligation, nor any rights of setoff against the obligor, and we or the CLOs in which we invest may not directly benefit from the collateral supporting the debt obligation in which it has purchased the Participation. As a result, we or the CLOs in which we invest would assume the credit risk of both the obligor and the Selling Institution. In the event of the insolvency of the Selling Institution, we or the CLOs in which we invest will be treated as a general creditor of the Selling Institution in respect of the Participation and may not benefit from any setoff between the Selling Institution and the obligor.
The holder of a Participation in a debt obligation may not have the right to vote to waive enforcement of any default by an obligor. Selling Institutions commonly reserve the right to administer the debt obligations sold by them as they see fit and to amend the documentation evidencing such debt obligations in all respects. However, most participation agreements with respect to senior secured loans provide that the Selling Institution may not vote in favor of any amendment, modification or waiver that (1) forgives principal, interest or fees, (2) reduces principal, interest or fees that are payable, (3) postpones any payment of principal (whether a scheduled payment or a mandatory prepayment), interest or fees or (4) releases any material guarantee or security without the consent of the participant (at least to the extent the participant would be affected by any such amendment, modification or waiver).
A Selling Institution voting in connection with a potential waiver of a default by an obligor may have interests different from ours, and the Selling Institution might not consider our interests in connection with its vote. In addition, many participation agreements with respect to senior secured loans that provide voting rights to the participant further provide that, if the participant does not vote in favor of amendments, modifications or waivers, the Selling Institution may repurchase such Participation at par. An investment by us in a synthetic security related to a loan involves many of the same considerations relevant to Participations.

The lack of liquidity in our investments may adversely affect our business.
High-yield investments, including subordinated CLO securities and collateral held by CLOs in which we invest, generally have limited liquidity. As a result, prices of high-yield investments have at times experienced significant and rapid decline when a substantial number of holders (or a few holders of a significantly large “block” of the securities) decided to sell. In addition, we (or the CLOs in which we invest) may have difficulty disposing of certain high-yield investments because there may be a thin trading market for such securities. To the extent that a secondary trading market for non-investment grade high-yield investments does exist, it would not be as liquid as the secondary market for highly rated investments. Reduced secondary market liquidity would have an adverse impact on the fair value of the securities and on our direct or indirect ability to dispose of particular securities in response to a specific economic event such as deterioration in the creditworthiness of the issuer of such securities.
As secondary market trading volumes increase, new loans frequently contain standardized documentation to facilitate loan trading that may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because holders of such loans are offered confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not purchased or sold as easily as publicly traded securities are purchased or sold. Although a secondary market may exist, risks similar to those described above in connection with an investment in high-yield debt investments are also applicable to investments in lower rated loans.
The securities issued by CLOs generally offer less liquidity than other investment grade or high-yield corporate debt, and are subject to certain transfer restrictions that impose certain financial and other eligibility requirements on prospective transferees. Other investments that we may purchase in privately negotiated transactions may also be illiquid or subject to legal restrictions on their transfer. As a result of this illiquidity, our ability to sell certain investments quickly, or at all, in response to changes in economic and other conditions and to receive a fair price when selling such investments may be limited, which could prevent us from making sales to mitigate losses on such investments. In addition, CLOs are subject to the possibility of liquidation upon an event of default, which could result in full loss of value to the CLO equity and junior debt investors. CLO equity tranches are the most likely tranche to suffer a loss of all of their value in these circumstances.

We may be exposed to counterparty risk.
We may be exposed to counterparty risk, which could make it difficult for us or the CLOs in which we invest to collect on the obligations represented by investments and result in significant losses.
We may hold investments (including synthetic securities) that would expose us to the credit risk of our counterparties or the counterparties of the CLOs in which it invests. In the event of a bankruptcy or insolvency of such a counterparty, we or a CLO in which such an investment is held could suffer significant losses, including the loss of that part of our or the CLO’s portfolio financed through such a transaction, declines in the value of our investment, including declines that may occur during an applicable stay period, the inability to realize any gains on our investment during such period and fees and expenses incurred in enforcing our rights. If the CLO enters into or owns synthetic securities, the CLO may fall within the definition of “commodity pool” under CFTC rules, and the collateral manager of the CLO may be required to register as a commodity pool operator with the CFTC, which could increase costs for the CLO and reduce amounts available to pay to the residual tranche.
In addition, with respect to certain swaps and synthetic securities, neither a CLO nor we usually has a contractual relationship with the entities, referred to as “Reference Entities” whose payment obligations are the subject of the relevant swap agreement or security. Therefore, neither the CLOs nor we generally have a right to directly enforce compliance by the Reference Entity with the terms of this kind of underlying obligation, any rights of set-off against the Reference Entity or any voting rights with respect to the underlying obligation. Neither the CLOs nor we will directly benefit from the collateral supporting the underlying obligation and will not have the benefit of the remedies that would normally be available to a holder of such underlying obligation.
Furthermore, we may invest in unsecured notes which are linked to loans or other assets held by a bank or other financial institution on its balance sheet (so called “credit-linked notes”). Although the credit-linked notes are tied to the underlying performance of the assets held by the bank, such credit-linked notes are not secured by such assets, and we have no direct or indirect ownership of the underlying assets. Thus, as a holder of such credit-linked notes, we would be subject to counterparty risk of the bank which issues the credit-linked notes (in addition to the risk associated with the assets themselves). To the extent the relevant bank experiences an insolvency event or goes into receivership, we may not receive payments on the credit-linked notes, or such payments may be delayed.

We are subject to risks associated with defaults on an underlying asset held by a CLO.
A default and any resulting loss as well as other losses on an underlying asset held by a CLO may reduce the fair value of our corresponding CLO investment. A wide range of factors could adversely affect the ability of the borrower of an underlying asset to make interest or other payments on that asset. To the extent that actual defaults and losses on the collateral of an investment exceed the level of defaults and losses factored into its purchase price, the value of the anticipated return from the investment will be reduced. The more deeply subordinated the tranche of securities in which we invest, the greater the risk of loss upon a default. For example, CLO equity is the most subordinated tranche within a CLO and is therefore subject to the greatest risk of loss resulting from defaults on the CLO’s collateral, whether due to bankruptcy or otherwise. Any defaults and losses in excess of expected default rates and loss model inputs will have a negative impact on the fair value of our investments, will reduce the cash flows that we receive from our investments, adversely affect the fair value of our assets and could adversely impact our ability to pay dividends. Furthermore, the holders of the junior equity and debt tranches typically have limited rights with respect to decisions made with respect to collateral following an event of default on a CLO. In some cases, the senior most class of notes can elect to liquidate the collateral even if the expected proceeds are not expected to be able to pay in full all classes of notes. We could experience a complete loss of our investment in such a scenario.
In addition, the collateral of CLOs may require substantial workout negotiations or restructuring in the event of a default or liquidation. Any such workout or restructuring is likely to lead to a substantial reduction in the interest rate of such asset and/or a substantial write-down or write-off of all or a portion the principal of such asset. Any such reduction in interest rates or principal will negatively affect the fair value of our portfolio.

We are subject to risks associated with Loan Accumulation Facilities.
We may invest capital in LAFs, which are short- to medium-term facilities often provided by the bank that will serve as placement agent or arranger on a CLO transaction and which acquire loans on an interim basis which are expected to form part of the portfolio of a future CLO. Investments in LAFs have risks similar to those applicable to investments in CLOs. There typically will be no assurance that the future CLO will be consummated or that the loans held in such a loan accumulation facility are eligible for purchase by the CLO. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, the Fund may be responsible for either holding or disposing of the loans. This could expose the Fund primarily to credit and/or mark-to-market losses, and other risks. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage.
Furthermore, we likely will have no consent rights in respect of the loans to be acquired in such a facility and in the event we do have any consent rights, they will be limited. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, we may be responsible for either holding or disposing of the loans. This could expose us primarily to credit and/or mark-to-market losses, and other risks. LAFs typically incur leverage from four to six times prior to a CLO’s closing and as such the potential risk of loss will be increased for such facilities that employ leverage.

Our synthetic strategy involves certain additional risks.
We may invest in synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions, or acquire interests in lease agreements that have the general characteristics of loans and are treated as loans for withholding tax purposes. In addition to the credit risks associated with directly or indirectly holding senior secured loans and high-yield debt securities, with respect to synthetic strategy, we will usually have a contractual relationship only with the counterparty of such synthetic investment, and not with the reference obligor of the reference asset. We generally will have no right to directly enforce compliance by the reference obligor with the terms of the reference asset nor will it have any rights of setoff against the reference obligor or rights with respect to the reference asset. We will not directly benefit from the collateral supporting the reference asset and will not have the benefit of the remedies that would normally be available to a holder of such reference asset. In addition, in the event of the insolvency of the counterparty, we may be treated as a general creditor of such counterparty, and will not have any claim with respect to the reference asset. Consequently, we will be subject to the credit risk of the counterparty as well as that of the reference obligor. As a result, concentrations of synthetic securities in any one counterparty subject us to an additional degree of risk with respect to defaults by such counterparty as well as by the reference obligor.

We are subject to risks associated with the bankruptcy or insolvency of an issuer or borrower of a loan that we hold or of an underlying asset held by a CLO in which we invest.
In the event of a bankruptcy or insolvency of an issuer or borrower of a loan that we hold or of an underlying asset held by a CLO or other vehicle in which we invest, a court or other governmental entity may determine that our claims or those of the relevant CLO are not valid or not entitled to the treatment we expected when making our initial investment decision.
Various laws enacted for the protection of debtors may apply to the underlying assets in our investment portfolio. The information in this and the following paragraph represents a brief summary of certain points only, is not intended to be an extensive summary of the relevant issues and is applicable with respect to U.S. issuers and borrowers only. The following is not intended to be a summary of all relevant risks. Similar avoidance provisions to those described below are sometimes available with respect to non-U.S. issuers or borrowers, and there is no assurance that this will be the case which may result in a much greater risk of partial or total loss of value in that underlying asset.
If a court in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer or borrower of underlying assets, such as a trustee in bankruptcy, were to find that such issuer or borrower did not receive fair consideration or reasonably equivalent value for incurring the indebtedness constituting such underlying assets and, after giving effect to such indebtedness, the issuer or borrower (1) was insolvent; (2) was engaged in a business for which the remaining assets of such issuer or borrower constituted unreasonably small capital; or
(3) intended to incur, or believed that it would incur, debts beyond our ability to pay such debts as they mature, such court could decide to invalidate, in whole or in part, the indebtedness constituting the underlying assets as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of the issuer or borrower or to recover amounts previously paid by the issuer or borrower in satisfaction of such indebtedness. In addition, in the event of the insolvency of an issuer or borrower of underlying assets, payments made on such underlying assets could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year under U.S. Federal bankruptcy law or even longer under state laws) before insolvency.
Our underlying assets may be subject to various laws for the protection of debtors in other jurisdictions, including the jurisdiction of incorporation of the issuer or borrower of such underlying assets and, if different, the jurisdiction from which it conducts business and in which it holds assets, any of which may adversely affect such issuer’s or borrower’s ability to make, or a creditor’s ability to enforce, payment in full, on a timely basis or at all. These insolvency considerations will differ depending on the jurisdiction in which an issuer or borrower or the related underlying assets are located and may differ depending on the legal status of the issuer or borrower.

We are subject to risks associated with any hedging or Derivative Transactions in which we participate.
We may in the future purchase and sell a variety of derivative instruments. To the extent we engage in Derivative Transactions, we expect to do so primarily to hedge against credit risks. In particular, we anticipate that the Fund would implement such hedging strategy by purchasing exchange-traded swaps or options on indices comprised of credit default swaps (e.g., the CDX High Yield Index). We may also use Derivative Transactions to hedge against other forms of risk, including interest rate risk, or for other investment or risk management purposes. We may use Derivative Transactions for investment purposes to the extent consistent with our investment objectives if the Adviser deems it appropriate to do so. Derivative Transactions may be volatile and involve various risks different from, and in certain cases, greater than the risks presented by other instruments. The primary risks related to Derivative Transactions include counterparty, correlation, illiquidity, leverage, volatility, OTC trading, operational and legal risks. A small investment in derivatives could have a large potential impact on our performance, effecting a form of investment leverage on our portfolio. In certain types of Derivative Transactions, we could lose the entire amount of our investment. In other types of Derivative Transactions, the potential loss is theoretically unlimited.
The following is a more detailed discussion of primary risk considerations related to the use of Derivative Transactions that investors should understand before investing in our securities.
Counterparty risk.   Counterparty risk is the risk that a counterparty in a Derivative Transaction will be unable to honor its financial obligation to us, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations. Certain participants in the derivatives market, including larger financial institutions, have experienced significant financial hardship and deteriorating credit conditions. If our counterparty to a Derivative Transaction experiences a loss of capital, or is perceived to lack adequate capital or access to capital, it may experience margin calls or other regulatory requirements to increase equity. Under such circumstances, the risk that a counterparty will be unable to honor its obligations may increase substantially. If a counterparty becomes bankrupt, we may experience significant delays in obtaining recovery (if at all) under the derivative contract in bankruptcy or other reorganization proceeding; if our claim is unsecured, we will be treated as a general creditor of such prime broker or counterparty and will not have any claim with respect to the underlying security. We may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivatives since generally a clearing organization becomes substituted for each counterparty to a cleared derivative and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to us.
Correlation risk.   When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged may prevent us from achieving the intended hedging effect or expose us to the risk of loss. The imperfect correlation between the value of a derivative and our underlying assets may result in losses on the Derivative Transaction that are greater than the gain in the value of the underlying assets in our portfolio.
The Adviser may not hedge against a particular risk because it does not regard the probability of the risk occurring to be sufficiently high as to justify the cost of the hedge, or because it does not foresee the occurrence of the risk. These factors may have a significant negative effect on the fair value of our assets and the market value of our securities.
Liquidity risk.   Derivative Transactions, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets we would not be able to close out a position without incurring a loss. Although both OTC and exchange-traded derivatives markets may experience a lack of liquidity, OTC non-standardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which we may conduct transactions in derivative instruments may prevent prompt liquidation of positions, subjecting us to the potential of greater losses. As a result, we may need to liquidate other investments to meet margin and settlement payment obligations.
Leverage risk.   Trading in Derivative Transactions can result in significant leverage and risk of loss. Thus, the leverage offered by trading in derivative instruments will magnify the gains and losses we experience and could cause our NAV to be subject to wider fluctuations than would be the case if we did not use the leverage feature in derivative instruments.
Volatility risk.   The prices of many derivative instruments, including many options and swaps, are highly volatile. Price movements of options contracts and payments pursuant to swap agreements are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The value of options and swap agreements also depends upon the price of the securities or currencies underlying them. These factors may cause the Derivatives Transactions to experience adverse market movements.
OTC trading.   Derivative Transactions that may be purchased or sold may include instruments not traded on an organized market. The risk of non-performance by the counterparty to such Derivative Transaction may be greater and the ease with which we can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange traded instrument. In addition, significant disparities may exist between “bid” and “ask” prices for certain derivative instruments that are not traded on an exchange. Such instruments are often valued subjectively and may result in mispricings or improper valuations. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value, or both. In contrast, cleared derivative transactions benefit from daily mark-to-market pricing and settlement, and segregation and minimum capital requirements applicable to intermediaries.
Operational and Legal risk.   Derivatives are also subject to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human errors. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Transactions entered into directly between two counterparties generally do not benefit from such protections; however, certain uncleared derivative transactions are subject to minimum margin requirements which may require us and our counterparties to exchange collateral based on daily marked-to-market pricing. OTC trading generally exposes us to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing us to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where we have concentrated our transactions with a single or small group of counterparties.

We may be subject to risks associated with investments in other investment companies.
We may invest in securities of other investment companies, including closed-end funds, BDCs, mutual funds, and ETFs, and may otherwise invest indirectly in securities consistent with our investment objectives subject to statutory limitations prescribed by the 1940 Act. These limitations include in certain circumstances a prohibition on us acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of our total assets in securities of any one investment company or more than 10% of our total assets in securities of all investment companies. Subject to applicable law and/or pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, we may invest in certain other investment companies (including ETFs and money market funds) and business development companies beyond these statutory limits or otherwise provided that certain conditions are met. We will indirectly bear our proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses that we regularly bear. We may only invest in other investment companies to the extent that the asset class exposure in such investment companies is consistent with the permissible asset class exposure for us had we invested directly in securities, and the portfolios of such investment companies are subject to similar risks as we are.

Investors will bear indirectly the fees and expenses of the CLO equity securities in which we invest.
Investors will bear indirectly the fees and expenses (including management fees and other operating expenses) of the CLO equity securities in which we invest. CLO collateral manager fees are charged on the total assets of a CLO but are assumed to be paid from the residual cash flows after interest payments to the CLO senior debt tranches. Therefore, these CLO collateral manager fees (which generally range from 0.35% to 0.50% of a CLO’s total assets) are effectively much higher when allocated only to the CLO equity tranche. The calculation does not include any other operating expense ratios of the CLOs, as these amounts are not routinely reported to shareholders on a basis consistent with this methodology; however, it is estimated that additional operating expenses of 0.30% to 0.70% could be incurred. In addition, CLO collateral managers may earn fees based on a percentage of the CLO’s equity cash flows after the CLO equity has earned a cash-on-cash return of its capital and achieved a specified “hurdle” rate.

We and our investments are subject to reinvestment risk.
As part of the ordinary management of its portfolio, a CLO will typically generate cash from asset repayments and sales and reinvest those proceeds in substitute assets, subject to compliance with its investment tests and certain other conditions. The earnings with respect to such substitute assets will depend on the quality of reinvestment opportunities available at the time. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired (for example, during periods of loan compression or need to satisfy the CLO’s covenants) or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow that the CLO collateral manager is able to achieve. The investment tests may incentivize a CLO collateral manager to cause the CLO to buy riskier assets than it otherwise would, which could result in additional losses. These factors could reduce our return on investment and may have a negative effect on the fair value of our assets and the market value of our securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. In addition, in most CLO transactions, CLO debt investors are subject to the risk that the holders of a majority of the equity tranche, who can direct a call or refinancing of a CLO, causing such CLO’s outstanding CLO debt securities to be repaid at par earlier than expected. There can be no assurance that we will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

We and our investments are subject to risks associated with non-U.S. investing.
While we invest primarily in CLOs that hold underlying U.S. assets, these CLOs may be organized outside the United States. We may also invest in CLOs that hold collateral that are non-U.S. assets or otherwise invest in securities of non-U.S. issuers to the extent consistent with our investment strategies and objectives.
Investing in foreign entities may expose us to additional risks not typically associated with investing in U.S. entities and issuers. These risks include changes in exchange control regulations, political and social instability, restrictions on the types or amounts of investment, the imposition of sanctions, tariffs, or other governmental restrictions, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the U.S., higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards, currency fluctuations and greater price volatility. Further, we, and the CLOs in which we invest, may have difficulty enforcing creditor’s rights in foreign jurisdictions.
In addition, international trade tensions may arise from time to time which could result in trade tariffs, embargoes or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, supply chain disruptions, an oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies or industries, which could have a negative impact on the value of the CLO securities that we hold.
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in periods when our assets are uninvested. Our inability to make intended investments due to settlement problems or the risk of intermediary counterparty failures could cause it to miss investment opportunities. The inability to dispose of an investment due to settlement problems could result either in losses to the funds due to subsequent declines in the value of such investment or, if we have entered into a contract to sell the security, could result in possible liability to the purchaser. Transaction costs of buying and selling foreign securities also are generally higher than those involved in domestic transactions. Furthermore, foreign financial markets have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies.
The economies of individual non-U.S. countries may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, volatility of currency exchange rates, depreciation, capital reinvestment, resources self-sufficiency and balance of payments position.
Global Risks.   Due to highly interconnected global economies and financial markets, the value of our securities and our underlying investments may go up or down in response to governmental actions and/or general economic conditions throughout the world. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact us and our investments.
Currency Risk.   Any of our investments that are denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar. Although we will consider hedging any non-U.S. dollar exposures back to U.S. dollars, an increase in the value of the U.S. dollar compared to other currencies in which we make investments would otherwise reduce the effect of increases and magnify the effect of decreases in the prices of our non-U.S. dollar denominated investments in their local markets. Fluctuations in currency exchange rates will similarly affect the U.S. dollar equivalent of any interest, dividends or other payments made that are denominated in a currency other than U.S. dollars.

Any unrealized losses we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.
As a registered closed-end management investment company, we are required to carry our investments at market value or, if no market value is ascertainable, at the fair value as determined in good faith by the Adviser. Decreases in the market values or fair values of our investments are recorded as unrealized depreciation. Any unrealized losses in our portfolio could be an indication of an issuer’s inability to meet its repayment obligations to us with respect to the affected investments. This could result in realized losses in the future and ultimately in reductions of our income available for distribution or to make payments on our other obligations in future periods.
If our distributions exceed our taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to our Shareholders. A return of capital distribution will generally not be taxable to our Shareholders. However, a return of capital distribution will reduce a Shareholder’s cost basis in the Shares on which the distribution was received, thereby potentially resulting in a higher reported capital gain or lower reported capital loss when those Shares are sold or otherwise disposed of.

A portion of our income and fees may not be qualifying income for purposes of the income source requirement.
Some of the income and fees that we may recognize will not satisfy the qualifying income requirement applicable to RICs. In order to ensure that such income and fees do not disqualify us as a RIC for a failure to satisfy such requirement, we may need to recognize such income and fees indirectly through one or more entities classified as corporations for U.S. federal income tax purposes. Such corporations will be subject to U.S. corporate income tax on their earnings, which ultimately will reduce our return on such income and fees.

Payment-In-Kind and Original Issue Discount.
To the extent that the Fund invests in original issue discount (“OID”) instruments, including payment-in-kind (“PIK”) loans and zero coupon bonds, investors will be exposed to the risks associated with the inclusion of such non-cash income in taxable and accounting income prior to receipt of cash, including the following risks:
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the interest payments deferred on a PIK loan are subject to the risk that the borrower may default when the deferred payments are due in cash at the maturity of the loan;

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the interest rates on PIK loans are higher to reflect the time-value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments;

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market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash;

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PIK instruments may have unreliable valuations because the accruals require judgments about ultimate collectability of the deferred payments and the value of the associated collateral; and

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for U.S. federal income tax purposes, we may be required to make distributions of OID income without receiving any cash and such distributions may have to be paid from offering proceeds or the sale of assets without investors being given any notice of this fact.

Risks Relating to an Investment in Our Securities

We and the Adviser could be the target of litigation.
We or the Adviser could become the target of securities class action litigation or other similar claims. The outcome of any such proceedings could materially adversely affect our business, financial condition, and/or operating results and could continue without resolution for long periods of time. Any litigation or other similar claims could consume substantial amounts of our management’s time and attention, and that time and attention and the devotion of associated resources could, at times, be disproportionate to the amounts at stake. Litigation and other claims are subject to inherent uncertainties, and a material adverse impact on our financial statements could occur for the period in which the effect of an unfavorable final outcome in litigation or other similar claims becomes probable and reasonably estimable. In addition, we could incur expenses associated with defending ourselves against litigation and other similar claims, and these expenses could be material to our earnings in future periods.

The impact of tax legislation on us, our shareholders and our investments is uncertain.
Any new legislation and any Treasury Regulations, administrative interpretations or court decisions interpreting such legislation could affect our ability to qualify for tax treatment as a RIC or the U.S. federal income tax consequences to us and our Shareholders and could have other adverse consequences. You are urged to consult with your tax advisor with respect to the impact of any such legislation or other regulatory or administrative developments and proposals and their potential effect on your investment in us.

Our Shareholders will experience dilution if they do not participate in our distribution reinvestment plan.
All distributions declared in cash payable to Shareholders that are participants in our distribution reinvestment plan are reinvested in Shares. As a result, our Shareholders that do not participate in our distribution reinvestment plan will experience dilution in their ownership percentage of our Shares over time. In addition, because Shares will be issued pursuant to the DRIP at a price equal to 95% of their most recently determined net asset value as of the payment date (generally the last business day of each calendar month), our Shareholders would experience an immediate dilution of the aggregate net asset value of their Shares as a result of each distribution reinvestment.

Legislative or regulatory tax changes could adversely affect us, our Shareholders, and our investments.
At any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of us or our shareholders. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in our shares or the value or the resale potential of our investments.

Our preferred shares, debt securities (if any), and/or indebtedness incurred in connection with borrowings may cause the NAV of our Shares to be more volatile.
Any indebtedness incurred in connection with our CNBF Revolving Credit Facility, Series A Term Preferred Shares, Series B Term Preferred Shares, and any future issuances of additional series of preferred shares, issuance of debt securities, or other indebtedness may cause the NAV of our Shares to become more volatile. If the dividend rate on our outstanding preferred shares or interest rate payable on indebtedness were to approach the net rate of return on our investment portfolio, the benefit of leverage to the common shareholders would be reduced. If the dividend rate on the preferred shares or interest rate payable on indebtedness were to exceed the net rate of return on our portfolio, the leverage would result in a lower rate of return to the Shareholders than if we had not issued preferred shares. Any decline in the NAV of our investments would be borne entirely by Shareholders. Therefore, if the market value of our portfolio were to decline, the leverage would result in a greater decrease in NAV to Shareholders than if we were not leveraged through the issuance of preferred shares and debt securities. We might be in danger of failing to maintain the required asset coverage of the preferred shares or indebtedness or of losing our ratings, if any, on the preferred shares or indebtedness or, in an extreme case, our current investment income might not be sufficient to meet the dividend requirements on the preferred shares or interest rate payable on indebtedness. In order to counteract such an event, we might need to liquidate investments in order to fund a redemption of some or all of the preferred shares or debt. In addition, we would pay (and Shareholders would bear) all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares or indebtedness, including higher advisory fees if our total return exceeds the dividend rate on the preferred shares.
Risks Relating to Our Business and Structure

Our investment portfolio is recorded at fair value in accordance with the 1940 Act. As a result, there will be uncertainty as to the value of our portfolio investments.
Under the 1940 Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value as determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by our Board of Trustees, in accordance with Rule 2a-5 under the 1940 Act. Typically, there is no public market for the type of investments we target. We expect a majority of our investments to be categorized as Level 2 and Level 3 assets. We value these securities based on relevant information compiled by the Adviser and third-party pricing services (when available), and with the oversight of our Board of Trustees.
The determination of fair value and, consequently, the amount of unrealized gains and losses in our portfolio, are to a certain degree subjective and dependent on a valuation process approved and overseen by our Board of Trustees. Certain factors that may be considered in determining the fair value of our investments include non-binding indicative bids and the number of trades (and the size and timing of each trade) in an investment. Valuation of certain investments is also based, in part, upon third-party valuation models which take into account various market inputs. Investors should be aware that the models, information and/or underlying assumptions utilized by the Adviser or such models will not always correctly capture the fair value of an asset. Because such valuations, and particularly valuations of securities that are not publicly traded like those we hold, are inherently uncertain, they may fluctuate over short periods of time and may be based on estimates. The Adviser’s determinations of fair value may differ materially from the values that would have been used if an active public market for these securities existed. The Adviser’s determinations of the fair value of our investments have a material impact on our net earnings through the recording of unrealized appreciation or depreciation of investments and may cause our NAV on a given date to understate or overstate, possibly materially, the value that we may ultimately realize on one or more of our investments. See “Conflicts of Interest — Valuation.”

Our financial condition and results of operations depend on the Adviser’s ability to effectively manage and deploy capital.
Our ability to achieve our investment objectives depends on the Adviser’s ability to effectively manage and deploy capital, which depends, in turn, on the Adviser’s ability to identify, evaluate and monitor, and our ability to acquire, investments that meet our investment criteria.
Accomplishing our investment objectives on a cost-effective basis is largely a function of the Adviser’s handling of the investment process, its ability to provide competent, attentive and efficient services and our access to investments offering acceptable terms, either in the primary or secondary markets. Even if we are able to grow and build upon our investment operations, any failure to manage our growth effectively could have a material adverse effect on our business, financial condition, results of operations and prospects. The results of our operations will depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets and economic conditions. Furthermore, if we cannot successfully operate our business or implement our investment policies and strategies as described in this prospectus, it could adversely impact our ability to pay dividends or make distributions. In addition, because the trading methods employed by the Adviser on our behalf are proprietary, Shareholders will not be able to determine details of such methods or whether they are being followed.

We are reliant on Eagle Point Credit Management continuing to serve as the Adviser.
The Adviser manages our investments. Consequently, our success depends, in large part, upon the services of the Adviser and the skill and expertise of the Adviser’s professional personnel, in particular, Thomas P. Majewski. Incapacity of Mr. Majewski could have a material and adverse effect on our performance. There can be no assurance that the professional personnel of the Adviser will continue to serve in their current positions or continue to be employed by the Adviser. We can offer no assurance that their services will be available for any length of time or that the Adviser will continue indefinitely as our investment adviser.

The Adviser and the Administrator each has the right to resign on 90 days’ notice, and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations.
The Adviser has the right, under the Investment Advisory Agreement, and the Administrator has the right under the Administration Agreement, to resign at any time upon 90 days’ written notice, whether we have found a replacement or not. If the Adviser or the Administrator resigns, we may not be able to find a new investment adviser or hire internal management, or find a new administrator, as the case may be, with similar expertise and ability to provide the same or equivalent services on acceptable terms within 90 days, or at all. If we are unable to do so quickly, our operations are likely to experience a disruption, our financial condition, business and results of operations, as well as our ability to make distributions to our Shareholders and other payments to securityholders, are likely to be adversely affected. In addition, the coordination of our internal management and investment activities is likely to suffer if we are unable to identify and reach an agreement with a single institution or group of executives having the expertise possessed by the Adviser and the Administrator and their affiliates. Even if we are able to retain comparable management and administration, whether internal or external, the integration of such management and their lack of familiarity with our investment objectives and operations would likely result in additional costs and time delays that may adversely affect our financial condition, business and results of operations.

Our success will depend on the ability of the Adviser to attract and retain qualified personnel in a competitive environment.
Our growth will require that the Adviser attract and retain new investment and administrative personnel in a competitive market. The Adviser’s ability to attract and retain personnel with the requisite credentials, experience and skills will depend on several factors including its ability to offer competitive compensation, benefits and professional growth opportunities. Many of the entities, including investment funds (such as private equity funds, mezzanine funds and business development companies) and traditional financial services companies, with which the Adviser will compete for experienced personnel have greater resources than the Adviser has.

There are significant actual and potential conflicts of interest which could impact our investment returns.
Our executive officers and interested Trustees, and the Adviser and certain of its affiliates and their officers and employees, including the members of the Senior Investment Team, have several conflicts of interest as a result of the other activities in which they engage. For example, the members of the Adviser’s investment team are and may in the future become affiliated with entities engaged in business activities similar to ours and may have conflicts of interest in allocating their time. Moreover, each member of the Senior Investment Team is engaged in other business activities which divert their time and attention. The professional staff of the Adviser will devote as much time to us as such professionals deem appropriate to perform their duties in accordance with the Investment Advisory Agreement. However, such persons may be committed to providing investment advisory and other services for other clients, and engage in other business ventures in which we have no interest. As a result of these separate business activities, the Adviser has conflicts of interest in allocating management time, services and functions among us, other advisory clients and other business ventures. See “Conflicts of Interest.”

Our Management Fee is directly impacted by the Fund’s leverage.
Leverage will directly impact the total Management Fee which is calculated based of the Fund’s Managed Assets. Therefore, any increase in leverage will increase the Management Fee. In addition, the fact that the Management Fee is payable based upon our Managed Assets, which would include any borrowings for investment purposes, creates an incentive for the Adviser to cause the Fund to use leverage to make additional investments, including when it may not be appropriate to do so.

Our incentive fee structure may incentivize the Adviser to pursue speculative investments, use leverage when it may be unwise to do so, or refrain from de-levering when it would otherwise be appropriate to do so.
The incentive fee payable by us to the Adviser may create an incentive for the Adviser to pursue investments on our behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. Such a practice could result in our investing in more speculative securities than would otherwise be the case, which could result in higher investment losses, particularly during economic downturns. The incentive fee payable to the Adviser is based on our Pre-Incentive Fee Net Investment Income, as calculated in accordance with our Investment Advisory Agreement. This may encourage the Adviser to use leverage to increase the return on our investments, even when it may not be appropriate to do so, and to refrain from de-levering when it would otherwise be appropriate to do so. Under certain circumstances, the use of leverage may increase the likelihood of default, which would impair the value of our securities. See “— Risks Related to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.”

We may be obligated to pay the Adviser incentive compensation even if we incur a loss or with respect to investment income that we have accrued but not received.
The Adviser is entitled to incentive compensation for each fiscal quarter based on our Pre-Incentive Fee Net Investment Income, if any, for the immediately preceding calendar quarter above a performance threshold for that quarter. Accordingly, since the performance threshold is based on a percentage of our NAV, decreases in our NAV make it easier to achieve the performance threshold. Our Pre-Incentive Fee Net Investment Income for incentive compensation purposes excludes realized and unrealized capital losses or depreciation that we may incur in the fiscal quarter, even if such capital losses or depreciation result in a net loss on our statement of operations for that quarter. Thus, we may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of our portfolio or we incur a net loss for that quarter. In addition, Pre-Incentive Fee Net Investment Income includes accrued income that we have not yet received in cash. The Adviser is not obligated to return the Incentive Fee based on accrued income that is later determined to be uncollectible in cash.
Any incentive fee payable by us that relates to our Pre-Incentive Fee Net Investment Income may be computed and paid on income that may include interest that has been accrued, but not yet received, including OID, which may arise if we receive fees in connection with the origination of a loan or possibly in other circumstances, or contractual PIK interest, which represents contractual interest added to the loan balance and due at the end of the loan term. To the extent we do not distribute accrued PIK interest, the deferral of PIK interest has the simultaneous effects of increasing the assets under management and increasing the base management fee at a compounding rate, while generating investment income and increasing the incentive fee at a compounding rate. In addition, the deferral of PIK interest would also increase the loan-to-value ratio at a compounding rate if the issuer’s assets do not increase in value, and investments with a deferred interest feature, such as PIK interest, may represent a higher credit risk than loans on which interest must be paid in full in cash on a regular basis.
For example, if an entity defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the incentive fee will become uncollectible. The Adviser is not under any obligation to reimburse us for any part of the incentive fee it received that was based on accrued income that we never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in us paying an incentive fee on income that we never received.

The Adviser’s liability is limited under the Investment Advisory Agreement, and we have agreed to indemnify the Adviser against certain liabilities, which may lead the Adviser to act in a riskier manner on our behalf than it would when acting for its own account.
Under the Investment Advisory Agreement, the Adviser does not assume any responsibility to us other than to render the services called for under the agreement, and it is not responsible for any action of our Board of Trustees in following or declining to follow the Adviser’s advice or recommendations. The Adviser maintains a contractual and fiduciary relationship with us. Under the terms of the Investment Advisory Agreement, the Adviser, its officers, managers, members, agents, employees and other affiliates are not liable to us for acts or omissions performed in accordance with and pursuant to the Investment Advisory Agreement, except those resulting from acts constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. In addition, we have agreed to indemnify the Adviser and each of its officers, managers, members, agents, employees and other affiliates from and against all damages, liabilities, costs and expenses (including reasonable legal fees and other amounts reasonably paid in settlement) incurred by such persons arising out of or based on performance by the Adviser of its obligations under the Investment Advisory Agreement, except where attributable to willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. These protections may lead the Adviser to act in a riskier manner when acting on our behalf than it would when acting for its own account.

The Adviser may not be able to achieve the same or similar returns as those achieved by other portfolios managed by the Senior Investment Team.
Although the Senior Investment Team manages other investment portfolios, including accounts using investment objectives, investment strategies and investment policies similar to ours, we cannot assure you that we will be able to achieve the results realized by such portfolios.

We may experience fluctuations in our NAV and quarterly operating results.
We could experience fluctuations in our NAV due to a number of factors, including the timing of distributions to our Shareholders, fluctuations in the value of the CLO securities that we hold, our ability or inability to make investments that meet our investment criteria, the interest and other income earned on our investments, the level of our expenses (including any interest or dividend rate payable on the debt securities or preferred shares we may issue), variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets and general economic conditions. As a result of these factors, our NAV and results for any period should not be relied upon as being indicative of our NAV and results in future periods.

Our Board of Trustees may change our operating policies and strategies without shareholder approval, the effects of which may be adverse.
Our board of trustees has the authority to modify or waive our current operating policies, investment criteria and strategies, other than those that we have deemed to be fundamental, without prior shareholder approval. We cannot predict the effect any changes to our current operating policies, investment criteria and strategies would have on our business, NAV, operating results and value of our securities. However, the effects of any such changes could adversely impact our ability to pay dividends and cause you to lose all or part of your investment.

We will be subject to corporate-level income tax if we are unable to maintain our RIC status for U.S. federal income tax purposes.
We can offer no assurance that we will be able to maintain RIC status. To obtain and maintain RIC tax treatment under the Code, we must meet certain annual distribution, income source and asset diversification requirements.
The annual distribution requirement for a RIC will be satisfied if we distribute dividends to our Shareholders each tax year of an amount generally at least equal to 90% of the sum of our net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because we use debt financing, we are subject to certain asset coverage requirements under the 1940 Act and may be subject to financial covenants that could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirement. If we are unable to obtain cash from other sources, we could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
The income source requirement will be satisfied if we obtain at least 90% of our income for each tax year from dividends, interest, gains from the sale of our securities or similar sources.
The asset diversification requirement will be satisfied if we meet certain asset composition requirements at the end of each quarter of our tax year. Failure to meet those requirements may result in our having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of our investments are expected to be in CLO securities for which there will likely be no active public market, any such dispositions could be made at disadvantageous prices and could result in substantial losses.
If we fail to qualify for RIC tax treatment for any reason and remain or become subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions.

We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.
For federal income tax purposes, we will include in income certain amounts that we have not yet received in cash, such as OID or market discount, which may arise if we acquire a debt security at a significant discount to par, or PIK interest, which represents contractual interest added to the principal amount of a debt security and due at the maturity of the debt security. We also may be required to include in income certain other amounts that we have not yet, and may not ever, receive in cash. Our investments in payment-in-kind interest may represent a higher credit risk than loans for which interest must be paid in full in cash on a regular basis. For example, even if the accounting conditions for income accrual are met, the issuer of the security could still default when our actual collection is scheduled to occur upon maturity of the obligation.
Since, in certain cases, we may recognize income before or without receiving cash representing such income, we may have difficulty meeting the annual distribution requirement necessary to maintain RIC tax treatment under the Code. In addition, since our incentive fee is payable on our income recognized, rather than cash received, we may be required to pay advisory fees on income before or without receiving cash representing such income. The use of PIK and OID securities may provide certain benefits to the Adviser, including increasing management fees and incentive fee compensation.

Accordingly, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. Market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash. Further, the interest rates on PIK loans may be higher to reflect the time-value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

Our cash distributions to Shareholders may change and a portion of our distributions to Shareholders may be a return of capital.
The amount of our cash distributions may increase or decrease at the discretion of our Board, based upon its assessment of the amount of income generated, the amount of cash available to us for this purpose and other factors. Unless we are able to generate sufficient cash through the successful implementation of our investment strategy, we may not be able to sustain a given level of distributions and may need to reduce the level of our cash distributions in the future. Further, to the extent that the portion of the cash generated from our investments that is recorded as interest income for financial reporting purposes is less than the amount of our distributions, all or a portion of one or more of our future distributions, if declared, may comprise a return of capital. Accordingly, Shareholders should not assume that the sole source of any of our distributions is net investment income. See “— Risks Related to Our Investments — Our investments are subject to prepayment risk” and “— Any unrealized losses we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.”

Our Shareholders may receive additional Shares as distributions, which could result in adverse tax consequences to them.
In order to satisfy certain annual distribution requirements to maintain RIC tax treatment under Subchapter M of the Code, we may, if we have the ability to, declare a large portion of a distribution in additional Shares instead of in cash even if a shareholder has opted out of participation in the DRIP. As per IRS guidance applicable to publicly offered RICs, as long as at least 20% of such distribution is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a shareholder generally would be subject to tax on 100% of the fair market value of the distribution on the date the distribution is received by the shareholder in the same manner as a cash distribution, even though most of the distribution was paid in Shares.

Because we expect to distribute substantially all of our ordinary income and net realized capital gains to our Shareholders, we may need additional capital to finance the acquisition of new investments and such capital may not be available on favorable terms, or at all.
In order to maintain our RIC status, we are required to distribute at least 90% of the sum of our net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. As a result, these earnings will not be available to fund new investments, and we will need additional capital to fund growth in our investment portfolio. If we fail to obtain additional capital, we could be forced to curtail or cease new investment activities, which could adversely affect our business, operations and results. Even if available, if we are not able to obtain such capital on favorable terms, it could adversely affect our net investment income.

A disruption or downturn in the capital markets and the credit markets could impair our ability to raise capital and negatively affect our business.
We may be materially affected by market, economic and political conditions globally and in the jurisdictions and sectors in which we invest or operate, including conditions affecting interest rates and the availability of credit. Unexpected volatility, illiquidity, governmental action, currency devaluation or other events in the global markets in which we directly or indirectly hold positions could impair our ability to carry out our business and could cause us to incur substantial losses. These factors are outside our control and could adversely affect the liquidity and value of our investments, and may reduce our ability to make attractive new investments.

In particular, economic and financial market conditions significantly deteriorated for a significant part of the past decade as compared to prior periods. Global financial markets experienced considerable declines in the valuations of equity and debt securities, an acute contraction in the availability of credit and the failure of a number of leading financial institutions. As a result, certain government bodies and central banks worldwide, including the U.S. Treasury Department and the U.S. Federal Reserve, undertook unprecedented intervention programs, the effects of which remain uncertain. Although certain financial markets have improved, to the extent economic conditions experienced during the past decade recur, they may adversely impact our investments. Signs of deteriorating sovereign debt conditions in Europe and elsewhere and uncertainty regarding the U.S. economy more generally could lead to further disruption in the global markets. Trends and historical events do not imply, forecast or predict future events, and past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct, and actual events and circumstances may vary significantly.
We may be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and may adversely affect financial intermediaries with which we interact in the conduct of our business.
U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
We also may be subject to risk arising from a broad sell off or other shift in the credit markets, which may adversely impact our income and NAV. In addition, if the value of our assets declines substantially, we may fail to maintain the minimum asset coverage imposed upon us by the 1940 Act. See “— Risks Related to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us” and “Regulation as a Closed-End Management Investment Company.” Any such failure would affect our ability to issue preferred shares, debt securities and other senior securities, including borrowings, and may affect our ability to pay distributions on our Shares, which could materially impair our business operations. Our liquidity could be impaired further by an inability to access the capital markets or to obtain additional debt financing. For example, we cannot be certain that we would be able to obtain debt financing on commercially reasonable terms, if at all. See “— Risks Related to Our Investments — If we are unable to obtain, and/or refinance debt capital, our business could be materially adversely affected.” In previous market cycles, many lenders and institutional investors have previously reduced or ceased lending to borrowers. In the event of such type of market turmoil and tightening of credit, increased market volatility and widespread reduction of business activity could occur, thereby limiting our investment opportunities. Moreover, we are unable to predict when economic and market conditions may be favorable in future periods. Even if market conditions are broadly favorable over the long term, adverse conditions in particular sectors of the financial markets could adversely impact our business.

If we are unable to obtain and/or refinance debt capital, our business could be materially adversely affected.
We may obtain debt financing in order to obtain funds to make additional investments and grow our portfolio of investments. Such debt capital may take the form of a term credit facility with a fixed maturity date or other fixed term instruments, and we may be unable to extend, refinance or replace such debt financings prior to their maturity. If we are unable to obtain or refinance debt capital on commercially reasonable terms, our liquidity will be lower than it would have been with the benefit of such financings, which would limit our ability to grow our business. In addition, holders of our Shares would not benefit from the potential for increased returns on equity that incurring leverage creates. Any such limitations on our ability to grow and take advantage of leverage may decrease our earnings, if any, and distributions to Shareholders. In addition, in such event, we may need to liquidate certain of our investments, which may be difficult to sell if required, meaning that we may realize significantly less than the value at which we have recorded our investments. Furthermore, to the extent we are not able to raise capital and are at or near our targeted leverage ratios, we may receive smaller allocations, if any, on new investment opportunities under the Adviser’s allocation policy.
Debt capital that is available to us in the future, if any, including upon the refinancing of then-existing debt prior to its maturity, may be at a higher cost and on less favorable terms and conditions than costs and other terms and conditions at which we can currently obtain debt capital. In addition, if we are unable to repay amounts outstanding under any such debt financings and are declared in default or are unable to renew or refinance these debt financings, we may not be able to make new investments or operate our business in the normal course. These situations may arise due to circumstances that we may be unable to control, such as lack of access to the credit markets, a severe decline in the value of the U.S. dollar, an economic downturn or an operational problem that affects third parties or us, and could materially damage our business.

We may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.
We are classified as “non-diversified” under the 1940 Act. As a result, we can invest a greater portion of our assets in obligations of a single issuer than a “diversified” fund. We may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. In particular, because our portfolio of investments may lack diversification among CLO securities and related investments, we are susceptible to a risk of significant loss if one or more of these CLO securities and related investments experience a high level of defaults on the collateral that they hold.

Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. The raising of debt capital may expose us to risks, including the typical risks associated with leverage.
Under the provisions of the 1940 Act, we are permitted, as a registered closed-end management investment company, to issue senior securities (including debt securities, preferred shares and/or borrowings from banks or other financial institutions); provided we meet certain asset coverage requirements (i.e., 300% for senior securities representing indebtedness and 200% in the case of the issuance of preferred shares under current law). See “— Risks Related to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us” for details concerning how asset coverage is calculated. If the value of our assets declines, we may be unable to satisfy this test. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness at a time when such sales or redemptions may be disadvantageous. Also, any amounts that we use to service or repay our indebtedness would not be available for distributions to our Shareholders.
We are not generally able to issue and sell Shares at a price below the then current NAV per share (exclusive of any distributing commission or discount). We may, however, sell Shares at a price below the then current NAV per share (1) in connection with a rights offering to our existing Shareholders, (2) with the consent of the majority of our Shareholders, (3) upon the conversion of a convertible security in accordance with its terms or (4) under such circumstances as the SEC may permit.

Significant Shareholders may control the outcome of matters submitted to our Shareholders or adversely impact us and our Shareholders.
To the extent any shareholder, individually or acting together with other Shareholders, controls a significant number of our voting securities (as defined in the 1940 Act) or any class of voting securities, they may have the ability to control the outcome of matters submitted to our Shareholders for approval, including the election of Trustees and any merger, consolidation or sale of all or substantially all of our assets, and may cause actions to be taken that you may not agree with or that are not in your interests or those of other securityholders.

We are subject to the risk of legislative and regulatory changes impacting our business or the markets in which we invest.
Legal and regulatory changes.   Legal and regulatory changes could occur and may adversely affect us and our ability to pursue our investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the CFTC, the SEC, the U.S. Federal Reserve, other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect us. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. We also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. Such changes, or uncertainty regarding any such changes, could adversely affect the strategies and plans set forth in this prospectus and may result in our investment focus shifting from the areas of expertise of the Senior Investment Team to other types of investments in which the investment team may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on our results of operations and the value of your investment.
Derivative Investments.   The derivative investments in which we may invest are subject to comprehensive statutes, regulations and margin requirements. In particular, certain provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act, or the “Dodd-Frank Act,” requires certain standardized derivatives to be executed on a regulated market and cleared through a central counterparty, which may result in increased margin requirements and costs for us. The Dodd-Frank Act also established minimum margin requirements on certain uncleared derivatives which may result in us and our counterparties posting higher margin amounts for uncleared derivatives. In addition, we have claimed an exclusion from the definition of the term “commodity pool operator” pursuant to CFTC No-Action Letter 12-38 issued by the staff of the CFTC Division of Swap Dealer and Intermediary Oversight. For us to continue to qualify for this exclusion, (i) the aggregate initial margin and premiums required to establish our positions in derivative instruments subject to the jurisdiction of the CEA, and (other than positions entered into for hedging purposes) may not exceed five percent of our liquidation value, (ii) the net notional value of our aggregate investments in CEA-regulated derivative instruments (other than positions entered into for hedging purposes) may not exceed 100% of our liquidation value, or (iii) we must meet an alternative test appropriate for a “fund of funds” as set forth in CFTC No-Action Letter 12-38. In the event we fail to qualify for the exclusion and the Adviser is required to register as a “commodity pool operator” in connection with serving as our investment adviser and becomes subject to additional disclosure, recordkeeping and reporting requirements, our expenses may increase. The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to CFTC Regulation 4.5 under the CEA promulgated by the CFTC with respect to us, and we currently operate in a manner that would permit the Adviser to continue to claim such exclusion.
Under SEC Rule 18f-4, related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies, we are permitted to enter into derivatives and other transactions that create future payment or delivery obligations, including short sales, notwithstanding the senior security provisions of the 1940 Act if we comply with certain value-at-risk leverage limits and derivatives risk management program and board oversight and reporting requirements or comply with a “limited derivatives users” exception. We have elected to rely on the limited derivatives users exception. We may change this election and comply with the other provisions of Rule 18f-4 related to Derivatives Transactions at any time and without notice. To satisfy the limited derivatives users exception, we have adopted and implemented written policies and procedures reasonably designed to manage our derivatives risk and limit our derivatives exposure in accordance with Rule 18f-4. Rule 18f-4 also permits us to enter into reverse repurchase agreements or similar financing transactions notwithstanding the senior security provisions of the 1940 Act if we aggregate the amount of indebtedness associated with our reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating our asset coverage ratios as discussed above or treat all such transactions as Derivatives Transactions for all purposes under Rule 18f-4. In addition, we are permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security under the 1940 Act, provided that (i) we intend to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). We may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as we treat any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, we are permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if we reasonably believe, at the time we enter into such agreement, that we will have sufficient cash and cash equivalents to meet our obligations with respect to all such agreements as they come due. We cannot predict the effects of these requirements. The Adviser intends to monitor developments and seek to manage our assets in a manner consistent with achieving our investment objective, but there can be no assurance that it will be successful in doing so.
Loan Securitizations.   Section 619 of the Dodd-Frank Act, commonly referred to as the “Volcker Rule,” generally prohibits, subject to certain exemptions, covered banking entities from engaging in proprietary trading or sponsoring, or acquiring or retaining an ownership interest in, a hedge fund or private equity fund, or “covered funds,” (which have been broadly defined in a way which could include many CLOs). Given the limitations on banking entities investing in CLOs that are covered funds, the Volcker Rule may adversely affect the market value or liquidity of any or all of the investments held by us. Although the Volcker Rule and the implementing rules exempt “loan securitizations” from the definition of covered fund, not all CLOs will qualify for this exemption.
In June 2020, the five federal agencies responsible for implementing the Volcker Rule adopted amendments to the Volcker Rule’s implementing regulations, including changes relevant to the treatment of securitizations (the “Volcker Changes”). Among other things, the Volcker Changes ease certain aspects of the “loan securitization” exclusion, and create additional exclusions from the “covered fund” definition, and narrow the definition of “ownership interest” to exclude certain “senior debt interests.” Also, under the Volcker Changes, a debt interest would no longer be considered an “ownership interest” solely because the holder has the right to remove or replace the manager following a cause-related default. The Volcker Changes were effective October 1, 2020. It is currently unclear how, or if, the Volcker Changes will affect the CLO securities in which the Fund invests.
U.S. Risk Retention.   In October 2014, six federal agencies (the Federal Deposit Insurance Corporation, or the “FDIC,” the Comptroller of the Currency, the Federal Reserve Board, the SEC, the Department of Housing and Urban Development and the Federal Housing Finance Agency) adopted joint final rules implementing certain credit risk retention requirements contemplated in Section 941 of the Dodd-Frank Act, or the “Final U.S. Risk Retention Rules.” These rules were published in the Federal Register on December 24, 2014. With respect to the regulation of CLOs, the Final U.S. Risk Retention Rules require that the “sponsor” or a “majority owned affiliate” thereof (in each case as defined in the rules), will retain an “eligible vertical interest” or an “eligible horizontal interest” (in each case as defined therein) or any combination thereof in the CLO in the manner required by the Final U.S. Risk Retention Rules.
The Final U.S. Risk Retention Rules became fully effective on December 24, 2016, or the “Final U.S. Risk Retention Effective Date,” and to the extent applicable to CLOs, the Final U.S. Risk Retention Rules contain provisions that may adversely affect the return of our investments. On February 9, 2018, a three judge panel of the United States Court of Appeals for the District of Columbia Circuit, or the “DC Circuit Court,” rendered a decision in The Loan Syndications and Trading Association v. Securities and Exchange Commission and Board of Governors of the Federal Reserve System, No. 1:16-cv-0065, in which the DC Circuit Court held that open market CLO collateral managers are not “securitizers” subject to the requirements of the Final U.S. Risk Retention Rules, or the “DC Circuit Ruling.” Thus, collateral managers of open market CLOs are no longer required to comply with the Final U.S. Risk Retention Rules at this time. As such, it is possible that some collateral managers of open market CLOs will decide to dispose of the notes (or cause their majority owned affiliates to dispose of the notes) constituting the “eligible vertical interest” or “eligible horizontal interest” they were previously required to retain, or decide to take other action with respect to such notes that is not otherwise prohibited by the Final U.S. Risk Retention Rules. To the extent either the underlying collateral manager or its majority-owned affiliate divests itself of such notes, this will reduce the degree to which the relevant collateral manager’s incentives are aligned with those of the noteholders of the CLO (which may include us as a CLO noteholder), and could influence the way in which the relevant collateral manager manages the CLO assets and/or makes other decisions under the transaction documents related to the CLO in a manner that is adverse to us.
There can be no assurance or representation that any of the transactions, structures or arrangements currently under consideration by or currently used by CLO market participants will comply with the Final U.S. Risk Retention Rules to the extent such rules are reinstated or otherwise become applicable to open market CLOs. The ultimate impact of the Final U.S. Risk Retention Rules on the loan securitization market and the leveraged loan market generally remains uncertain, and any negative impact on secondary market liquidity for securities comprising a CLO may be experienced due to the effects of the Final U.S. Risk Retention Rules on market expectations or uncertainty, the relative appeal of other investments not impacted by the Final U.S. Risk Retention Rules and other factors.
EU/UK Risk Retention.   The securitization industry in both European Union (“EU”) and the United Kingdom (“UK”) has also undergone a number of significant changes in the past few years. Regulation (EU) 2017/2402 relating to a European framework for simple, transparent and standardized securitization (as amended from time to time, the “EU Securitization Regulation”) applies to certain specified EU investors, and Regulation (EU) 2017/2402 relating to a European framework for simple, transparent and standardised securitization in the form in effect on December 31, 2020 (which forms part of UK domestic law by virtue of the European Union (Withdrawal) Act 2018 (as amended, the “EUWA”)) (as amended from time to time, the “UK Securitization Regulation” and, together with the EU Securitization Regulation, the “Securitization Regulations”) applies to certain specified UK investors, in each case, who are investing in a “securitisation” (as such term is defined under each Securitization Regulation).
The due diligence requirements of Article 5 of the EU Securitization Regulation (the “EU Due Diligence Requirements”) apply to “institutional investors” (as defined in the EU Securitization Regulation), being (a) subject to certain conditions and exceptions, institutions for occupational retirement provision and certain investment managers and authorized entities appointed by such institutions; (b) credit institutions (as defined in Regulation (EU) No 575/2013 (as amended, the “CRR”)); (c) alternative investment fund managers who manage and/or market alternative investment funds in the EU; (d) investment firms (as defined in the CRR); (e) insurance and reinsurance undertakings; and (f) management companies of UCITS funds (or internally managed UCITS); and the EU Due Diligence Requirements apply also to certain consolidated affiliates of entities that are subject to the CRR. Such institutional investors and their relevant affiliates, “EU Institutional Investors.”
The due diligence requirements of Article 5 of the UK Securitization Regulation (the “UK Due Diligence Requirements”) apply to “institutional investors” (as defined in the UK Securitization Regulation) being: (a) insurance undertakings and reinsurance undertakings as defined in the Financial Services and Markets Act 2000 (as amended, the “FSMA”); (b) occupational pension schemes as defined in the Pension Schemes Act 1993 that have their main administration in the UK, and certain fund managers of such schemes; (c) AIFMs as defined in the Alternative Investment Fund Managers Regulations 2013 (as amended, the “AIFM Regulations”) which market or manage AIFs (as defined in the AIFM Regulations) in the UK; (d) UCITS as defined in the FSMA, which are authorized open ended investment companies as defined in the FSMA, and management companies as defined in the FSMA; (e) FCA investment firms as defined in Regulation (EU) No 575/2013 as it forms part of UK domestic law by virtue of the EUWA (as amended, the “UK CRR”); and (f) CRR firms as defined in the UK CRR; and the UK Due Diligence Requirements apply also to certain consolidated affiliates of entities that are subject to the UK CRR. Such institutional investors and their relevant affiliates, “UK Institutional Investors,” and together with EU Institutional Investors, “Institutional Investors.”
The applicable EU/UK Due Diligence Requirements restrict an Institutional Investor from investing in securitizations unless:
(1)
in each case, it has verified that the originator, sponsor or original lender will retain, on an ongoing basis, a material net economic interest of not less than five per cent. in the securitization determined in accordance with Article 6 of the applicable EU/UK Securitization Regulation, and the risk retention is disclosed to the Institutional Investor;

(2)
in the case of an EU Institutional Investor, it has verified that the originator, sponsor or SSPE (each as defined in the EU Securitization Regulation) has, where applicable, made available the information required by Article 7 of the EU Securitization Regulation (the “EU Transparency Requirements”) in accordance with the frequency and modalities provided for thereunder;

(3)
in the case of a UK Institutional Investor, it has verified that the originator, sponsor or SSPE (each as defined in the UK Securitization Regulation): (i) if established in the UK has, where applicable, made available the information required by Article 7 of the UK Securitization Regulation (the “UK Transparency Requirements”) in accordance with the frequency and modalities provided for thereunder; and (ii) if established in a third country has, where applicable, made available information which is substantially the same as that which it would have made available under the UK Transparency Requirements if it had been established in the UK, and has done so with such frequency and modalities as are substantially the same as those with which it would have made information available if it had been established in the UK; and

(4)
in each case, it has verified that, where the originator or original lender either (i) is not a credit institution or an investment firm (each as defined in the applicable EU/UK Securitization Regulation) or (ii) is established in a third country, the originator or original lender grants all the credits giving rise to the underlying exposure on the basis of sound and well-defined criteria and clearly established processes for approving, amending, renewing and financing those credits and has effective systems in place to apply those criteria and processes to ensure that credit-granting is based on a thorough assessment of the obligor’s creditworthiness.

The applicable EU/UK Due Diligence Requirements further require that an Institutional Investor carry out a due diligence assessment which enables it to assess the risks involved prior to investing, including but not limited to the risk characteristics of the individual investment position and the underlying assets and all the structural features of the securitization that can materially impact the performance of the investment. In addition, pursuant to the applicable EU/UK Securitization Regulation, while holding an exposure to a securitization, an Institutional Investor is subject to various monitoring obligations in relation to such exposure, including but not limited to: (i) establishing appropriate written procedures to monitor compliance with the due diligence requirements and the performance of the investment and of the underlying assets; (ii) performing stress tests on the cash flows and collateral values supporting the underlying assets; (iii) ensuring internal reporting to its management body; and (iv) being able to demonstrate to its competent authorities, upon request, that it has a comprehensive and thorough understanding of the investment and underlying assets and that it has implemented written policies and procedures for the risk management and as otherwise required by the applicable EU/UK Securitization Regulation.
Failure on the part of an Institutional Investor to comply with the applicable EU/UK Due Diligence Requirements may result in various penalties including, in the case of those Institutional Investors subject to regulatory capital requirements, the imposition of a punitive capital charge in respect of such securitization position. CLOs issued in Europe are generally structured in compliance with the Securitization Regulations so that prospective investors subject to the Securitization Regulations can invest in compliance with such requirements. To the extent a CLO is structured in compliance with the Securitization Regulations, our ability to invest in the residual tranches of such CLOs could be limited, or we could be required to hold our investment for the life of the CLO. If a CLO has not been structured to comply with the Securitization Regulations, it will limit the ability of Institutional Investors to purchase CLO securities, which may adversely affect the price and liquidity of the securities (including the residual tranche) in the secondary market. Additionally, the Securitization Regulations and any regulatory uncertainty in relation thereto may reduce the issuance of new CLOs and reduce the liquidity provided by CLOs to the leveraged loan market generally. Reduced liquidity in the loan market could reduce investment opportunities for collateral managers, which could negatively affect the return of our investments. Any reduction in the volume and liquidity provided by CLOs to the leveraged loan market could also reduce opportunities to redeem or refinance the securities comprising a CLO in an optional redemption or refinancing and could negatively affect the ability of obligors to refinance of their collateral obligations, either of which developments could increase defaulted obligations above historic levels.

Japanese Risk Retention.   The Japanese Financial Services Agency (the “JFSA”) published a risk retention rule as part of the regulatory capital regulation of certain categories of Japanese investors seeking to invest in securitization transactions (the “JRR Rule”). The JRR Rule mandates an “indirect” compliance requirement, meaning that certain categories of Japanese investors will be required to apply higher risk weighting to securitization exposures they hold unless the relevant originator commits to hold a retention interest equal to at least 5% of the exposure of the total underlying assets in the transaction (the “Japanese Retention Requirement”) or such investors determine that the underlying assets were not “inappropriately originated.” The Japanese investors to which the JRR Rule applies include banks, bank holding companies, credit unions (shinyo kinko), credit cooperatives (shinyo kumiai), labor credit unions (rodo kinko), agricultural credit cooperatives (nogyo kyodo kumiai), ultimate parent companies of large securities companies and certain other financial institutions regulated in Japan (such investors, “Japanese Affected Investors”). Such Japanese Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the Japanese Retention Requirement.
The JRR Rule became effective on March 31, 2019. At this time, there are a number of unresolved questions and no established line of authority, precedent or market practice that provides definitive guidance with respect to the JRR Rule, and no assurances can be made as to the content, impact or interpretation of the JRR Rule. In particular, the basis for the determination of whether an asset is “inappropriately originated” remains unclear and, therefore, unless the JFSA provides further specific clarification, it is possible that CLO securities we have purchased may contain assets deemed to be “inappropriately originated” and, as a result, may not be exempt from the Japanese Retention Requirement. The JRR Rule or other similar requirements may deter Japanese Affected Investors from purchasing CLO securities, which may limit the liquidity of CLO securities and, in turn, adversely affect the price of such CLO securities in the secondary market. Whether and to what extent the JFSA may provide further clarification or interpretation as to the JRR Rule is unknown.

The SEC staff could modify its position on certain non-traditional investments, including investments in CLO securities.
The staff of the SEC from time to time has undertaken a broad review of the potential risks associated with different asset management activities, focusing on, among other things, liquidity risk and leverage risk. The staff of the Division of Investment Management of the SEC has, in correspondence with registered management investment companies, previously raised questions about the level of, and special risks associated with, investments in CLO securities. While it is not possible to predict what conclusions, if any, the staff may reach in these areas, or what recommendations, if any, the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in CLO securities could adversely impact our ability to implement our investment strategy and/or our ability to raise capital through public offerings, or could cause us to take certain actions that may result in an adverse impact on our Shareholders, our financial condition and/or our results of operations. We are unable at this time to assess the likelihood or timing of any such regulatory development.
General Risk Factors

General Economic and Financial Conditions May Negatively Affect the Fund’s Investment Activity.
The success of any investment activity is influenced by general economic and financial conditions that may affect the level and volatility of equity prices, interest rates and the extent and timing of investor participation in the markets for both equity and interest-rate-sensitive securities. Unexpected volatility, illiquidity, governmental action, currency devaluation or other events in the global markets in which the Fund directly or indirectly holds positions could impair the Fund’s ability to carry out its business and could cause the Fund to incur substantial losses.

Inflation.
Inflation and rapid fluctuations in inflation rates, as has occurred in the U.S., have had in the past, and may in the future have, negative effects on economies and financial markets. Wage and price controls have been imposed at times in certain countries in an attempt to control inflation, which could significantly affect the operation of the issuers of securities or other investments in which the Fund invests. Governmental efforts to curb inflation often have negative effects on the level of economic activity. As such, inflation and rapid fluctuations in inflation rates can adversely affect the financial performance of the Fund and/or the collateral underlying the CLOs in which it invests. There can be no assurance that inflation will not have an adverse impact on the performance of the Fund and its investments. Were significant inflation to occur, the effect on the Adviser’s strategy could be materially adverse.

Terrorist actions, natural disasters, outbreaks or pandemics may disrupt the market and impact our operations.
Terrorist acts, acts of war, natural disasters, outbreaks or pandemics may disrupt our operations, as well as the operations of the businesses in which we invest. Such acts have created, and continue to create, economic and political uncertainties and have contributed to global economic instability. For example, many countries have experienced outbreaks of infectious illnesses in recent decades, including swine flu, avian influenza, SARS and COVID-19. The responses to these outbreaks have varied as has their impact on human health, local economies and the global economy, and it is impossible at the outset of any such outbreak to estimate accurately what the ultimate impact of any such outbreak will be. Protective measures taken by governments and the private sector to mitigate the spread of such illness, including travel restrictions and outright bans, quarantines, and work-at-home arrangements, and the spread of any such illness within the offices of the Adviser and/or our service providers, could seriously impair the Adviser’s and/or our service providers’ operational capabilities, potentially harming our business and our operating results.
Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. The responses to viral illnesses outbreaks have varied as has their impact on human health, local economies and the global economy, and it is impossible at the outset of any such outbreak to estimate accurately what the ultimate impact of any such outbreak will be. Protective measures taken by governments and the private sector to mitigate the spread of such illness, including travel restrictions and outright bans, quarantines, and work-at-home arrangements, and the spread of any such illness within our offices and the offices of our service providers, could seriously impair our operational capabilities, potentially harming our business and our operating results.

We are subject to risks related to cybersecurity and other disruptions to information systems.
We are highly dependent on the communications and information systems of the Adviser, the Administrator and their affiliates as well as certain other third-party service providers. We, and our service providers, are susceptible to operational and information security risks. While we, the Adviser and the Administrator have procedures in place with respect to information security, technologies may become the target of cyber-attacks or information security breaches that could result in the unauthorized gathering, monitoring, release, misuse, loss or destruction of our and/or our Shareholders’ confidential and other information, or otherwise disrupt our operations or those of our service providers. Disruptions or failures in the physical infrastructure or operating systems and cyber-attacks or security breaches of the networks, systems or devices that we and our service providers use to service our operations, or disruption or failures in the movement of information between service providers could disrupt and impact the service providers’ and our operations, potentially resulting in financial losses, the inability of our Shareholders to transact business and of us to process transactions, inability to calculate our NAV, misstated or unreliable financial data, violations of applicable privacy and other laws, regulatory fines, penalties, litigation costs, increased insurance premiums, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Our service providers’ policies and procedures with respect to information security have been established to seek to identify and mitigate the types of risk to which we and our service providers are subject. As with any risk management system, there are inherent limitations to these policies and procedures as there may exist, or develop in the future, risks that have not been anticipated or identified. There can be no assurance that we or our service providers will not suffer losses relating to information security breaches (including cyber-attacks) or other disruptions to information systems in the future.

Artificial Intelligence (“AI”) Developments.
In the current period of rapid technological and commercial innovation, new businesses and approaches may be created that could affect the Fund and issuers in relation to which it invests or alter the market practices the Fund’s strategy has been designed to function within and on which the Fund’s strategy depends for investment return. Moreover, given the pace of innovation in recent years, such technological innovation may adversely impact the Fund and issuers in relation to which it invests in a manner that may not have been foreseen, or foreseeable, at the time the Fund made such investment. For example, recent technological developments in AI, including machine learning technology, large language models and similar generative AI systems (collectively, “AI Technologies”), pose risks to the Fund and issuers in relation to which it invests. Any of these technological innovations could damage the issuers in relation to which the Fund invests, significantly disrupt the market in which such issuers operates and lead to increased competition, which could materially and adversely affect an issuer’s business, financial condition and the results of investments in relation to such issuers.
Technological evolution, changes in user preferences, societal views toward AI Technologies and potential laws and rules by various governments and regulatory authorities that regulate, impose restrictions on, and/or prohibit certain uses of AI could impact the demand for investments relating to data centers and their returns. If these factors reduce or delay the use of or demand for AI Technologies, this could negatively affect investments or contemplated investments relating to data centers.
Regulations related to AI Technologies may also impose certain obligations on organizations, and the costs of monitoring and responding to such regulations, as well as the consequences of non-compliance, could have an adverse effect on organizations connected to the Adviser and/or the Fund.
AI Technologies and their applications, including in the private investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments. Additional unanticipated risks may emerge as use cases for AI Technologies are developed further and as the technology underlying AI Technologies continue to evolve.
Other Risks of the Fund
Shares Not Listed; No Market for Shares.   Shares are not traded on any national securities exchange or other market. No market currently exists for the Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Although the Fund expects to offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so. Consequently, the Shares should only be acquired by investors able to commit their funds for an indefinite period of time.
Closed-end Fund; Liquidity Risks.   The Fund is a non-diversified closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on net asset value.
Repurchase Risks.   The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion. With respect to any future repurchase offer, Shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). The Notice Date generally will be at least 20 business days prior to the date as of which the Shares to be repurchased are valued by the Fund (the “Valuation Date”). Tenders will be revocable upon written notice to the Fund until the date specified in the terms of the repurchase offer (the “Expiration Date”). The Expiration Date will be prior to the Valuation Date. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s net asset value as of the Valuation Date is able to be determined, which determination is expected to be able to be made only late in the month following that of the Valuation Date. It is possible that during the time period between the Notice Date and the Valuation Date, general economic and market conditions, or specific events affecting one or more underlying Investment Funds, could cause a decline in the value of Shares in the Fund. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. In addition, the Fund will not be able to dispose of certain investments except through secondary transactions with third parties, which may occur at a significant discount to the Adviser’s assessment of their fair value and which may not be available at any given time. The Fund may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in CLO securities in a timely manner or otherwise fund the share repurchase offer. See “Repurchases of Shares.”
Substantial Repurchases.   Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the net asset value of the Fund.
To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain CLO securities, the Fund will thereafter hold a larger proportion of its assets in the remaining CLO securities, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of shareholders or to conduct future repurchases at all. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.
Possible Exclusion of a Shareholder Based on Certain Detrimental Effects.   The Fund may repurchase and/or redeem Shares in accordance with the terms of its Agreement and Declaration of Trust and the 1940 Act, including Rule 23c-2, held by a Shareholder or other person acquiring Shares from or through a Shareholder, if:
•
ownership of the Shares by the Shareholder or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•
continued ownership of the Shares by the Shareholder or other person may be harmful or injurious to the business or reputation of the Fund, the Board of Trustees, the Adviser or any of their affiliates, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

•
any of the representations and warranties made by the Shareholder or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true;

•
the Shareholder is subject to special regulatory or compliance requirements, such as those imposed by the U.S. Bank Holding Company Act of 1956, as amended, certain Federal Communications Commission regulations, or ERISA (as hereinafter defined) (collectively, “Special Laws or Regulations”), and the Fund determines that the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Shares;

•
the beneficial owner’s estate submits a tender request and proof of owner’s death;

•
the disabled beneficial owner’s legal representative submits tender request and proof of qualified disability; or

•
the Fund or the Board of Trustees determine that the repurchase of the Shares would be in the best interest of the Fund.

The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.
Distributions In-Kind.   The Fund generally expects to distribute to the holder of Shares that are repurchased cash in satisfaction of such repurchase. However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Effects of Leverage [Text Block]	Effects of Leverage. Assuming the Fund’s total assets as of December 31, 2025, and that the Fund bears expenses relating to the Series A Term Preferred Shares, Series B Term Preferred Shares, and CNBF Revolving Credit Facility (assuming no outstanding borrowings under the CNBF Revolving Credit Facility), in the aggregate, at a weighted average effective interest rate of 8.07%, the annual return that the Fund’s portfolio must experience (net of expenses not related to the preferred shares or borrowings) in order to cover the costs of such leverage would be approximately 2.67%. These figures are estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with preferred shares and borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.

The following table is furnished in response to the requirements of the SEC and illustrates the effect of leverage on returns from an investment in our Shares assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.
Assumed Return on Our Portfolio (Net of Expenses not related to preferred shares or borrowings)	-10%	-5%	0%	5%	10%
Corresponding net Return to Common Shareholder(1)	-19.23%	-11.64%	-4.05%	3.54%	11.12%

(1)
Assumes $189.9 million in total assets as of December 31, 2025 (adjusted to reflect (i) approximately $9.2 million in net proceeds from the offering of our Shares for the period from January 1, 2026, through March 31, 2026, and (ii) payment of approximately $2.7 million for the repurchase of 382,069 Shares in accordance with the tender offer that commenced February 27, 2026).

Annual Interest Rate [Percent]		8.07%
Effects of Leverage [Table Text Block]
Assumed Return on Our Portfolio (Net of Expenses not related to preferred shares or borrowings)	-10%	-5%	0%	5%	10%
Corresponding net Return to Common Shareholder(1)	-19.23%	-11.64%	-4.05%	3.54%	11.12%

(1)
Assumes $189.9 million in total assets as of December 31, 2025 (adjusted to reflect (i) approximately $9.2 million in net proceeds from the offering of our Shares for the period from January 1, 2026, through March 31, 2026, and (ii) payment of approximately $2.7 million for the repurchase of 382,069 Shares in accordance with the tender offer that commenced February 27, 2026).

Return at Minus Ten [Percent]	[7]	(19.23%)
Return at Minus Five [Percent]	[7]	(11.64%)
Return at Zero [Percent]	[7]	(4.05%)
Return at Plus Five [Percent]	[7]	3.54%
Return at Plus Ten [Percent]	[7]	11.12%
Effects of Leverage, Purpose [Text Block]		These figures are estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with preferred shares and borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.
No Public Trading [Text Block]		Our Shares will not be publicly traded, and you should not expect to be able to sell your shares regardless of how we perform.
No Trading History [Text Block]		Our Shares are not currently listed on any securities exchange, and we do not expect a secondary market in the shares to develop in the foreseeable future, if ever.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE
The information contained under this heading is only a summary and is subject to the provisions contained in the Fund’s Declaration of Trust and By-Laws and applicable laws, which are on file with the SEC.
Title of Class	Amount Authorized	Amount Held by Fund for its Account	Amount Outstanding as March 31, 2026
Shares of Beneficial Interest	Unlimited	—	18,520,755
Series A Term Preferred Shares due 2029	1,426,000	—	1,400,000
Series B Term Preferred Shares due 2030	Unlimited	—	300,000
Shares of Beneficial Interest
The Fund’s Declaration of Trust authorizes the Fund’s issuance of an unlimited number of shares of beneficial interest of each class. Shareholders are entitled to the same limitation of personal liability extended to Shareholders of private corporations organized for profit incorporated in the State of Delaware and therefore generally will not be personally liable for the Fund’s debts or obligations.
Under the terms of the Declaration of Trust, all shares, when consideration for the shares is received by the Fund, will be fully paid and nonassessable. Dividends and distributions may be paid to shareholders if, as and when authorized and declared by the Board. Except as otherwise provided by the Board, shares will have no preemptive or other right to subscribe to any additional shares or other securities issued by the Fund, and will be transferable, except where their transfer is restricted by law or contract. The Declaration of Trust provides that the Board shall have the power to cause the Fund to repurchase or redeem shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution for the applicable class, subject to any preferential rights of holders of the Fund’s outstanding preferred shares, if any. Each whole share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional share will be entitled to a proportionate fractional vote. However, to the extent required by the 1940 Act or otherwise determined by the Board, classes of the Fund will vote separately from each other. Shareholders shall be entitled to vote on all matters on which a vote of shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election of or removal of Trustees. Under the Declaration of Trust, the Fund shall hold shareholder meetings to the extent required by the 1940 Act, regulation, or pursuant to special meetings called by the Board or a majority of shareholders.
Preferred Shares and Other Securities
The Declaration of Trust provides that the Board may, subject to the Fund’s fundamental policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including preferred interests, debt securities or other senior securities), by action of the Board without the approval of Shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit. We have issued 1,400,000 Series A Term Preferred Shares due 2029 and 300,000 Series B Term Preferred Shares due 2030.
Under the requirements of the 1940 Act, the Fund must, immediately after the issuance of any preferred shares, have an “asset coverage” of at least 200%. Asset coverage means the ratio by which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of senior securities representing indebtedness of the Fund, if any, plus the aggregate liquidation preference of the preferred shares. If the Fund seeks a rating of the preferred shares, asset coverage requirements or portfolio composition requirements, in addition to those set forth in the 1940 Act, may be imposed. The terms of the preferred shares, including their dividend rate, voting rights, liquidation preference and redemption provisions, will be determined by the Board (subject to applicable law and the Fund’s Declaration of Trust) if and when it authorizes the preferred shares. The Fund may issue preferred shares that provide for the periodic redetermination of the dividend rate at relatively short intervals through an auction or remarketing procedure, although the terms of the preferred shares may also enable the Fund to lengthen such intervals. If the dividend rate as redetermined on the Fund’s preferred shares plus the expenses of issuance approaches or exceeds the Fund’s current income after expenses on the investment of proceeds from the preferred shares, the Fund’s leveraged capital structure would result in a lower rate of current income to shareholders than if the Fund were not so structured.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the terms of any preferred shares entitle the holders of preferred shares to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus redemption premium, if any, together with accrued and unpaid dividends, whether or not earned or declared and on a cumulative basis) before any distribution of assets is made to common shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, the preferred shareholders would not be entitled to any further participation in any distribution of assets by the Fund.
Preferred shares could be issued with rights and preferences that would adversely affect common shareholders. Preferred shares could also be used as an anti-takeover device. Every issuance of preferred shares will be required to comply with the requirements of the 1940 Act. The 1940 Act generally requires, among other things, that (i) immediately after issuance of preferred shares and before any distribution is made with respect to the shares and before any purchase of shares is made, the aggregate involuntary liquidation preference of such preferred shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of preferred shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred shares.
Series A Term Preferred Shares due 2029
In October 2024, the Fund issued 1,400,000 Series A Term Preferred Shares due 2029. Certain rights, terms and conditions of the Series A Term Preferred Shares are summarized below:
Redemption.   We are required to redeem all outstanding Series A Term Preferred Shares on October 31, 2029. In addition, if we fail to maintain asset coverage (as defined in Section 18(h) of the 1940 Act) of at least 200% as of the close of business on the last business day of any calendar quarter and such failure is not cured by the close of business on the date that is 30 calendar days following the filing date of our Annual Report or Semiannual Report on Form N-CSR, or Reports on Form N-PORT (with respect to the first and third Calendar Quarters), as applicable, for that quarter, we will be required to redeem the number of Series A Term Preferred Shares, that, when combined with any debt securities redeemed for failure to maintain the asset coverage required by the indenture governing such securities, (1) result in us having asset coverage of at least 200% and (2) if fewer, the maximum number of Series A Term Preferred Shares that can be redeemed out of funds legally available for such redemption. In connection with any redemption for failure to maintain such asset coverage, we may, in our sole option, redeem such additional number of Series A Term Preferred Shares that will result in asset coverage up to and including 285%. At any time on or after October 19, 2026, we may, in our sole option, redeem the outstanding Series A Term Preferred Shares in whole or, from time to time, in part, out of funds legally available for such redemption, at an amount equal to $25 per Series A Term Preferred Share (the “Liquidation Preference”) plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
Ranking and Liquidation.   The Series A Term Preferred Shares are senior securities that constitute capital stock. The Series A Term Preferred Shares rank (i) senior to common shares in priority of payment of dividends and as to the distribution of assets upon dissolution, liquidation or the winding-up of our affairs; (ii) equal in priority with all other series of preferred shares currently issued (including Series B Term Preferred Shares) and that we may issue in the future, as to priority of payment of dividends and as to distributions of assets upon dissolution, liquidation or the winding-up of our affairs; and (iii) subordinate in right of payment to the holders of our existing and future indebtedness. In the event of a liquidation, dissolution or winding up of our affairs, holders of Series A Term Preferred Shares will be entitled to receive a liquidation distribution equal to the Liquidation Preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
Dividends.   We intend to pay monthly dividends on the Series A Term Preferred Shares at an annual rate of 8.125% of the Liquidation Preference, or $2.03125 per share per year.
Voting Rights.   Except as otherwise provided in our Declaration of Trust or as otherwise required by law, (1) each holder of Series A Term Preferred Shares will be entitled to one vote for each Series A Term Preferred Share held on each matter submitted to a vote of our shareholders and (2) the holders of all outstanding Series A Term Preferred Shares, Series B Term Preferred Shares, and common shares will vote together as a single class; provided that holders of the Series A Term Preferred Shares and Series B Term Preferred Shares voting separately as a class, will be entitled to elect two (2) of our trustees, or the “Preferred Trustees,” and, if we fail to pay dividends on any outstanding preferred shares, including the Series A Term Preferred Shares and Series B Term Preferred Shares, in an amount equal to two (2) full years of dividends, and continuing until such failure is cured, will be entitled to elect a majority of our trustees.
Series B Term Preferred Shares due 2030
In April 2025, the Fund issued 300,000 Series B Term Preferred Shares due 2030. Certain rights, terms and conditions of the Series B Term Preferred Shares are summarized below:
Redemption.   We are required to redeem all outstanding Series B Term Preferred Shares on April 3, 2030. In addition, if we fail to maintain asset coverage (as defined in Section 18(h) of the 1940 Act) of at least 200% as of the close of business on the last business day of any calendar quarter and such failure is not cured by the close of business on the date that is 30 calendar days following the filing date of our Annual Report or Semiannual Report on Form N-CSR, or Reports on Form N-PORT (with respect to the first and third Calendar Quarters), as applicable, for that quarter, we will be required to redeem the number of Series B Term Preferred Shares, that, when combined with any debt securities redeemed for failure to maintain the asset coverage required by the indenture governing such securities, (1) result in us having asset coverage of at least 200% and (2) if fewer, the maximum number of Series B Term Preferred Shares that can be redeemed out of funds legally available for such redemption. In connection with any redemption for failure to maintain such asset coverage, we may, in our sole option, redeem such additional number of Series B Term Preferred Shares that will result in asset coverage up to and including 285%. At any time on or after April 2, 2027, we may, in our sole option, redeem the outstanding Series B Term Preferred Shares in whole or, from time to time, in part, out of funds legally available for such redemption, at an amount equal to $100 per Series B Term Preferred Share (the “Liquidation Preference”) plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption (the “Series B Redemption Price”). In addition, if the Fund (i) no longer operates as a closed-end management investment company registered under the 1940 Act; (ii) does not use reasonable best efforts to elect and qualify annually as a regulated investment company under the Code; or (iii) issues preferred shares that are senior to the Series B Term Preferred Shares, holders of the Series B Term Preferred Shares may elect to have all outstanding Series B Term Preferred Shares redeemed by the Fund at the Series B Redemption Price.
Ranking and Liquidation.   The Series B Term Preferred Shares are senior securities that constitute capital stock. The Series B Term Preferred Shares rank (i) senior to common shares in priority of payment of dividends and as to the distribution of assets upon dissolution, liquidation or the winding-up of our affairs; (ii) equal in priority with all other series of preferred shares currently issued (including Series A Term Preferred Shares) and that we may issue in the future, as to priority of payment of dividends and as to distributions of assets upon dissolution, liquidation or the winding-up of our affairs; and (iii) subordinate in right of payment to the holders of our existing and future indebtedness. In the event of a liquidation, dissolution or winding up of our affairs, holders of Series B Term Preferred Shares will be entitled to receive a liquidation distribution equal to the Liquidation Preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.

Dividends.   We intend to pay quarterly dividends on the Series B Term Preferred Shares at an annual rate of 8.00% of the Liquidation Preference, or $8.00 per share per year.
Voting Rights.   Except as otherwise provided in our Declaration of Trust or as otherwise required by law, (1) each holder of Series B Term Preferred Shares will be entitled to one vote for each Series B Term Preferred Share held on each matter submitted to a vote of our shareholders and (2) the holders of all outstanding Series A Term Preferred Shares, Series B Term Preferred Shares, and common shares will vote together as a single class; provided that holders of the Series A Term Preferred Shares and Series B Term Preferred Shares voting separately as a class, will be entitled to elect two (2) of our trustees, or the “Preferred Trustees,” and, if we fail to pay dividends on any outstanding preferred shares, including the Series A Term Preferred Shares and Series B Term Preferred Shares, in an amount equal to two (2) full years of dividends, and continuing until such failure is cured, will be entitled to elect a majority of our trustees.
Credit Facility or other Debt Securities
The Fund may enter into definitive agreements with respect to a credit facility in an aggregate amount up to 33 1∕3% of the Fund’s total assets immediately after giving effect to the leverage. The Fund expects that such a credit facility would contain covenants that, among other things, likely will limit the Fund’s ability to pay dividends in certain circumstances, incur additional debt and engage in certain transactions, including mergers and consolidations, and may require asset coverage ratios in addition to those required by the 1940 Act. The Fund may be required to pledge its assets and to maintain a portion of its total assets in cash or high-grade securities as a reserve against interest or principal payments and expenses. The Fund expects that any credit facility would have customary covenant, negative covenant and default provisions. There can be no assurance that the Fund will enter into an agreement for a credit facility on terms and conditions representative of the foregoing, or that additional material terms will not apply. In addition, if entered into, any such credit facility may in the future be replaced or refinanced by one or more credit facilities having substantially different terms. On December 24, 2025, the Fund entered the CNBF Revolving Credit Facility. Pursuant to the terms of the CNBF Revolving Credit Facility, the Fund can borrow up to an aggregate principal amount of $25.0 million (the “Commitment”). The CNBF Revolving Credit Facility is collateralized by certain investments held by the Fund. The Fund has granted a security interest in certain assets to City National Bank of Florida, as lender. Such borrowings under the CNBF Revolving Credit Facility bear interest at Term SOFR plus a spread under the credit agreement. The CNBF Revolving Credit Facility will mature on the earlier of (i) the termination of the Commitment, as defined by the terms of the CNBF Revolving Credit Facility or (ii) the scheduled maturity date of December 22, 2028. The Fund has the option to extend the maturity from time to time in accordance with the credit agreement. As of December 31, 2025, the Fund had no outstanding borrowings under the CNBF Revolving Credit Facility.
With respect to senior securities representing indebtedness (i.e., borrowing or deemed borrowing), other than temporary borrowings as defined under the 1940 Act, we are required to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness.
As of December 31, 2025, our leverage, which includes the Series A Term Preferred Shares, Series B Term Preferred Shares, and borrowings under the CNBF Revolving Credit Facility, represented approximately 34.8% of our total assets (less current liabilities). As of December 31, 2025, our asset coverage ratios in respect of (i) senior securities representing indebtedness and (ii) our outstanding Series A Term Preferred Shares and Series B Term Preferred Shares, each as calculated pursuant to Section 18 of the 1940 Act, were 287% and 287%, respectively. In the event we fail to meet our applicable asset coverage ratio requirements, we may not be able to incur additional debt and/or issue preferred shares, and could be required by law or otherwise to sell a portion of our investments to repay some debt or redeem preferred shares (if any) when it is disadvantageous to do so, which could have a material adverse effect on our operations, and we may not be able to make certain distributions or pay dividends of an amount necessary to continue to qualify as a RIC for U.S. federal income tax purposes. In addition, we may borrow for temporary or other purposes as permitted under the 1940 Act, which indebtedness would be in addition to the asset coverage requirements described above.

Certain Provisions in the Declaration of Trust and By-Laws
The information contained under this heading is only a summary. Please refer to the provisions in Fund’s Declaration of Trust and By-Laws, which are on file with the SEC, for more information.
Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses
Pursuant to the Declaration of Trust, Trustees and officers of the Fund is not subject in such capacity to any personal liability to the Fund or shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustee’s or officer’s duty.
Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees) relating to the defense of any claim, action, suit or proceeding with which such person is involved or threatened while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.
Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives an undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.
Number of Trustees; Appointment of Trustees; Vacancies; Removal
The Declaration of Trust provides that the number of Trustees shall be no less than one (1) and no more than nine (9), as determined in writing by a majority of the Trustees then in office. As set forth in the Declaration of Trust, a Trustee’s term of office shall continue until his or her death, resignation or removal. Subject to the provisions of the 1940 Act, individuals may be appointed by the Trustees at any time to fill vacancies on the Board by the appointment of such persons by a majority of the Trustees then in office. Each Trustee shall hold office until his or her successor shall have been appointed pursuant to the Declaration of Trust. Trustees shall be elected by the affirmative vote of a plurality of the Shares voted at a meeting of the Shareholders to the extent Shareholders are entitled to vote to elect Trustees.
A Trustee may be removed from office for cause only, and not without cause, by action taken by a majority of the remaining Trustees or by the holders of at least a majority of the Shares then entitled to vote in an election of such Trustee. As set forth in the Declaration of Trust, a Trustee’s term of office shall continue until his or her death, resignation or removal.
Pursuant to the terms of our Declaration of Trust, our Board of Trustees is divided into three classes, designated Class I, Class II and Class III, as nearly equal in number as possible, and the term of Trustees of one class shall expire at each annual meeting of shareholders (to the extent an annual meeting is required to be held in accordance with our Declaration of Trust), and in all cases as to each Trustee such term shall extend until his or her successor shall be elected and shall qualify or until his or her earlier resignation, removal from office, death or incapacity, except as may be provided in a resolution or resolution of our Board of Trustees providing for any series of preferred shares with respect to any Trustees elected (or to be elected) by the holders of such series and except as otherwise required by applicable law. Class I Trustees shall initially serve for a term expiring at the first annual meeting of shareholders following the time at which the initial classification of the Board of Trustees becomes effective, Class II Trustees shall initially serve for a term expiring at the second annual meeting of shareholders following the time at which the initial classification of the Board of Trustees becomes effective and Class III Trustees shall initially serve for a term expiring at the third annual meeting of shareholders following the time at which the initial classification of the Board of Trustees becomes effective. At each annual meeting of shareholders commencing with the first annual meeting of shareholders following the time at which the initial classification of the Board of Trustees becomes effective, the Trustees of the class to be elected at each annual meeting of shareholders shall be elected for a three-year term. If the total number of such Trustees is changed, any increase or decrease shall be apportioned among the classes so as to maintain the number of Trustees in each class as nearly equal as possible, and any such additional Trustees of any class elected to fill a newly created Trusteeship resulting from an increase in such class shall hold office for a term that shall coincide with the remaining term of that class, but in no case shall a decrease in the total number of Trustees remove or shorten the term of any incumbent Trustee.
Action by Shareholders
Under the Declaration of Trust and By-Laws, shareholder action can be taken at an annual or special meeting of shareholders or by written consent. In addition, the Fund’s Declaration of Trust prohibits derivative actions on behalf of the Fund by any person who is not a Trustee or shareholder of the Fund, except that such provision does not apply to any claims asserted under the U.S. federal securities laws including, without limitation, the 1940 Act.
No shareholder may maintain a derivative action on behalf of the Fund unless holders of at least a majority of the outstanding shares join in the bringing of such action. A shareholder may bring a derivative action on behalf of the Fund only if the following conditions are met: (i) the shareholder or shareholders must make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such an action is not likely to succeed; and a demand on the Trustees shall only be deemed not likely to succeed and therefore excused if, and only if, a majority of the Trustees, or a majority of any committee established to consider the merits of such action, is composed of Trustees who are not “independent trustees” (as that term is defined in the Delaware Statutory Trust Act); and (ii) unless a demand is not required under clause (i) of this paragraph, the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim; and the Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action. The foregoing requirements shall not apply to any claims brought under federal securities law, or the rules and regulations thereunder.
The Declaration of Trust provides that the state courts in Delaware shall be the exclusive forum in which certain types of litigation (excluding claims arising under federal securities laws) may be brought, which may require shareholders to have to bring an action in an inconvenient or less favorable forum. In addition, the Declaration of Trust provides that claims arising under federal securities laws must be brought in federal court. Further, there may be questions regarding the enforceability of this provision because the Securities Act of 1933 Act, as amended, and the 1940 Act allow claims to be brought in state and federal courts.
The Declaration of Trust provides that shareholders waive any and all right to trial by jury in any claim, suit, action or proceeding.
Advance Notice Provisions for Shareholder Nominations and Shareholder Proposals
Our By-Laws provide that with respect to an annual meeting of Shareholders, nominations of persons for election to the Board of Trustees and the proposal of business to be considered by Shareholders may be made only (1) by or at the direction of the Board of Trustees, (2) pursuant to our notice of meeting or (3) by a Shareholder who is entitled to vote at the meeting and who has complied with the advance notice procedures of the By-Laws. Nominations of persons for election to the Board of Trustees at a special meeting may be made only (1) by or at the direction of the Board of Trustees or (2) provided that the Board of Trustees has determined that directors will be elected at the meeting, by a Shareholder who is entitled to vote at the meeting and who has complied with the advance notice provisions of the By-Laws.
The purpose of requiring Shareholders to give us advance notice of nominations and other business is to afford our Board of Trustees a meaningful opportunity to consider the qualifications of the proposed nominees and the advisability of any other proposed business and, to the extent deemed necessary or desirable by our Board of Trustees, to inform Shareholders and make recommendations about such qualifications or business, as well as to provide a more orderly procedure for conducting meetings of Shareholders. Although our By-Laws do not give our Board of Trustees any power to disapprove Shareholder nominations for the election of trustees or proposals recommending certain action, they may have the effect of precluding a contest for the election of Trustees or the consideration of Shareholder proposals if proper procedures are not followed and of discouraging or deterring a third party from conducting a solicitation of proxies to elect its own slate of trustees or to approve its own proposal without regard to whether consideration of such nominees or proposals might be harmful or beneficial to us and our Shareholders.
Amendment of Declaration of Trust and By-Laws
Subject to the provisions of the 1940 Act and except as provided in the Declaration of Trust, the Board may amend the Declaration of Trust without any vote of shareholders. Pursuant to the Declaration of Trust and By-Laws and subject to the provisions therein, the Board has the exclusive power to amend or repeal the bylaws or adopt new bylaws.
No Appraisal Rights
In certain extraordinary transactions, some jurisdictions provide the right to dissenting shareholders to demand and receive the fair value of their shares, subject to certain procedures and requirements set forth in such statute. Those rights are commonly referred to as appraisal rights. The Declaration of Trust provides that shares shall not entitle shareholders to appraisal rights.
Conflict with Applicable Laws and Regulations
The Declaration of Trust provides that if and to the extent that any provision of the Declaration of Trust conflicts with any provision of the 1940 Act, the regulated investment company provisions of the Code, and the regulations thereunder, the Delaware Statutory Trust Act or with other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of this Declaration of Trust or render invalid or improper any action taken or omitted prior to such determination.
Change of Control Provisions
The Fund’s Declaration of Trust includes provisions that could have the effect of limiting the ability of entities or persons to acquire control of the Fund or to change the composition of its Board. Such attempts could have the effect of increasing the expenses of the Fund and disrupting the normal operation of the Fund.
The Declaration of Trust grants special approval rights with respect to certain matters to members of the Board who qualify as “Continuing Trustees,” which term means trustees who either (i) have been members of the Board for a period of at least thirty-six months (or since the commencement of the Fund’s operations, if less than 36 months) or (ii) were nominated to serve as members of the Board by a majority of the Continuing Trustees then members of the Board.
The Declaration of Trust requires the affirmative vote or consent of a majority of the Board and 75% of the Continuing Trustees to authorize certain Fund transactions, including the merger, consolidation, share exchange, dissolution, liquidation or termination of the Fund.
The Board is divided into three classes of Trustees serving staggered three-year terms, with the term of office of only one of the three classes expiring each year. A classified board may render a change in control of us or removal of our incumbent management more difficult. We believe, however, that the longer time required to elect a majority of a classified board of trustees helps to ensure the continuity and stability of our management and policies.
The Board may from time to time grant other voting rights to shareholders with respect to these and other matters, certain of which are required by the 1940 Act.
The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. These provisions also provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund’s investment objective and policies. The provisions of the Declaration of Trust and By-Laws could have the effect of discouraging a third party from seeking to obtain control of the Fund. The Board has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its shareholders.
For the purposes of calculating “a majority of the outstanding voting securities” under the Declaration of Trust, each class and series of the Fund will vote together as a single class, except to the extent required by the 1940 Act or the Declaration of Trust, with respect to any class or series of shares. If a separate class vote is required, the applicable proportion of shares of the class or series, voting as a separate class or series, also will be required.
The Board has determined that provisions with respect to the Board and the shareholder voting requirements described above, which voting requirements are greater than the minimum requirements under Delaware law or the 1940 Act, are in the best interests of shareholders generally.

Security Liabilities [Text Block]
Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses
Pursuant to the Declaration of Trust, Trustees and officers of the Fund is not subject in such capacity to any personal liability to the Fund or shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustee’s or officer’s duty.
Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees) relating to the defense of any claim, action, suit or proceeding with which such person is involved or threatened while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.
Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives an undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.

Rights Subject to Other than Majority Vote [Text Block]
Action by Shareholders
Under the Declaration of Trust and By-Laws, shareholder action can be taken at an annual or special meeting of shareholders or by written consent. In addition, the Fund’s Declaration of Trust prohibits derivative actions on behalf of the Fund by any person who is not a Trustee or shareholder of the Fund, except that such provision does not apply to any claims asserted under the U.S. federal securities laws including, without limitation, the 1940 Act.
No shareholder may maintain a derivative action on behalf of the Fund unless holders of at least a majority of the outstanding shares join in the bringing of such action. A shareholder may bring a derivative action on behalf of the Fund only if the following conditions are met: (i) the shareholder or shareholders must make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such an action is not likely to succeed; and a demand on the Trustees shall only be deemed not likely to succeed and therefore excused if, and only if, a majority of the Trustees, or a majority of any committee established to consider the merits of such action, is composed of Trustees who are not “independent trustees” (as that term is defined in the Delaware Statutory Trust Act); and (ii) unless a demand is not required under clause (i) of this paragraph, the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim; and the Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action. The foregoing requirements shall not apply to any claims brought under federal securities law, or the rules and regulations thereunder.
The Declaration of Trust provides that the state courts in Delaware shall be the exclusive forum in which certain types of litigation (excluding claims arising under federal securities laws) may be brought, which may require shareholders to have to bring an action in an inconvenient or less favorable forum. In addition, the Declaration of Trust provides that claims arising under federal securities laws must be brought in federal court. Further, there may be questions regarding the enforceability of this provision because the Securities Act of 1933 Act, as amended, and the 1940 Act allow claims to be brought in state and federal courts.
The Declaration of Trust provides that shareholders waive any and all right to trial by jury in any claim, suit, action or proceeding.

Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held by Fund for its Account	Amount Outstanding as March 31, 2026
Shares of Beneficial Interest	Unlimited	—	18,520,755
Series A Term Preferred Shares due 2029	1,426,000	—	1,400,000
Series B Term Preferred Shares due 2030	Unlimited	—	300,000

Unable To Raise Sufficient Capital Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
If the Fund is unable to raise sufficient capital, a Shareholder’s investment will be impacted and it may lead to higher fees.
The offering is being made on a “best efforts” basis, meaning that a Dealer Manager is only required to use its best efforts to sell the shares and has no firm commitment or obligation to purchase any shares in the offering. As a result, the amount of proceeds the Fund raises in the offering may be substantially less than the amount the Fund would need to create its desired portfolio of investments, and it may not achieve the economies of scale necessary to operate in a cost effective manner. If the Fund is unable to raise substantial funds, or if repurchases exceed subscriptions over time, the Fund will make fewer investments resulting in less diversification in terms of the type, number and size of investments that it makes. As a result, the value of a shareholder’s investment may be reduced in the event the Fund’s assets under-perform. Moreover, the potential impact of any single asset’s performance on the overall performance of the portfolio increases. In addition, the Fund’s ability to achieve its investment objective could be hindered, which could result in a lower return on the investments. Further, the Fund has certain fixed operating expenses, including certain expenses as a closed-end management investment company, regardless of whether the Fund is able to raise substantial funds in this offering. The Fund’s inability to raise substantial funds would increase its fixed operating expenses as a percentage of gross income, causing Shareholders to incur higher fees and reducing the Fund’s net income and limiting its ability to make distributions.

Investing In Senior Secured Loans Indirectly Through Clo Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investing in senior secured loans indirectly through CLO securities involves particular risks.
We obtain exposure to underlying senior secured loans through our investments in CLOs but may obtain such exposure directly or indirectly through other means from time to time. Such loans may become nonperforming or impaired for a variety of reasons. Nonperforming or impaired loans may require substantial workout negotiations or restructuring that may entail a substantial reduction in the interest rate and/or a substantial write-down of the principal of the loan. In addition, because of the unique and customized nature of a loan agreement and the private syndication of a loan, certain loans may not be purchased or sold as easily as publicly traded securities, and, historically, the trading volume in the loan market has been small relative to other markets. Loans may encounter trading delays due to their unique and customized nature, and transfers may require the consent of an agent bank and/or borrower. Risks associated with senior secured loans include the fact that prepayments generally may occur at any time without premium or penalty. Compression of credit spreads on a CLO’s underlying senior secured loans, absent a commensurate (in timing or magnitude) refinancing or reset of the CLO’s liabilities, would generally reduce the residual cash flows available to the CLO equity.
In addition, the portfolios of certain CLOs in which we invest may contain middle market loans. Loans to middle market companies may carry more inherent risks than loans to larger, publicly traded entities. These companies generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Middle market companies typically have narrower product lines and smaller market shares than large companies. Therefore, they tend to be more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies may also experience substantial variations in operating results. The success of a middle market business may also depend on the management talents and efforts of one or two persons or a small group of persons. The death, disability or resignation of one or more of these persons could have a material adverse impact on the obligor. Accordingly, loans made to middle market companies may involve higher risks than loans made to companies that have greater financial resources or are otherwise able to access traditional credit sources. Middle market loans are less liquid and have a smaller trading market than the market for broadly syndicated loans and may have default rates or recovery rates that differ (and may be better or worse) than has been the case for broadly syndicated loans or investment grade securities. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced with respect to middle market loans in any CLO in which we may invest. As a consequence of the forgoing factors, the securities issued by CLOs that primarily invest in middle market loans (or hold significant portions thereof) are generally considered to be a riskier investment than securities issued by CLOs that primarily invest in broadly syndicated loans.
Covenant-lite loans may comprise a significant portion of the senior secured loans underlying the CLOs in which we invest. Over the past decade, the senior secured loan market has evolved from one in which covenant-lite loans represented a minority of the market to one in which such loans represent a significant majority of the market. Generally, covenant-lite loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent that the CLOs that we invest in hold covenant-lite loans, our CLOs may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Investments In Clo Securities And Other Structured Finance Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our investments in CLO securities and other structured finance securities involve certain risks.
Our investments consist primarily of CLO securities, and we may invest in other related structured finance securities. CLOs and structured finance securities are generally backed by an asset or a pool of assets (typically senior secured loans and other credit-related assets in the case of a CLO) that serve as collateral. We and other investors in CLO and related structured finance securities ultimately bear the credit risk of the underlying collateral. In most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of junior tranches which are the focus of our investment strategy, and scheduled payments to junior tranches have a priority in right of payment to subordinated/equity tranches.
CLO and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLO and other structured finance securities. For example, investments in structured vehicles, including CBOs and equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities, such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage related securities, trust preferred securities and emerging market debt. The pool of high yield securities underlying CBOs is typically separated into tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates, whereas the lower tranches, with greater risk, pay higher interest rates.
In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) our investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Changes in the collateral held by a CLO may cause payments on the instruments we hold to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which we invest, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs we may target. In addition, CLO and other structured finance securities may be subject to prepayment risk. Further, the performance of a CLO or other structured finance security may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility. Investments in structured finance securities may also be subject to liquidity risk.

Discretion Over Choice Of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Adviser has wide discretion over our choice of investments.
We invest primarily in equity and junior debt tranches of CLOs and other related investments. Investments in these different categories of securities subject us to related but distinct risks, as described herein. The Adviser has wide discretion to determine our allocation of funds to the foregoing categories of investments so long as the investments are consistent with the Fund’s investment objectives. We expect that such allocations will vary over time, as will our exposure to the related risks. Accordingly, our exposure to any particular investment category may or may not constitute a material part of our portfolio on any given date.

Investments In Primary Clo Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our investments in the primary CLO market involve certain additional risks.
Between the pricing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO equity and debt investors to receive less than face value of their investment.

Investments May Lack Diversification Among Clo Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our portfolio of investments may lack diversification among CLO securities which may subject us to a risk of significant loss if one or more of these CLO securities experience a high level of defaults on collateral.
Our portfolio may hold investments in a limited number of CLO securities. Beyond the asset diversification requirements associated with our qualification as a RIC under the Code, we do not have fixed guidelines for diversification, we do not have any limitations on the ability to invest in any one CLO, and our investments may be concentrated in relatively few CLO securities. As our portfolio may be less diversified than the portfolios of some larger funds, we are more susceptible to risk of loss if one or more of the CLOs in which we are invested experiences a high level of defaults on its collateral. Similarly, the aggregate returns we realize may be significantly adversely affected if a small number of investments perform poorly or if we need to write down the value of any one investment. We may also invest in multiple CLOs managed by the same CLO collateral manager, thereby increasing our risk of loss in the event the CLO collateral manager were to fail, experience the loss of key portfolio management employees or sell its business.

Failure To Maintain Broad Range Of Underlying Obligors Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Failure to maintain a broad range of underlying obligors across the CLOs in which we invest would make us more vulnerable to defaults.
We may be subject to concentration risk since CLO portfolios tend to have a certain amount of overlap across underlying obligors. This trend is generally exacerbated when demand for bank loans by CLO issuers outpaces supply. Market analysts have noted that the overlap of obligor names among CLO issuers has increased recently, and is particularly evident across CLOs of the same year of origination, as well as with CLOs managed by the same asset manager. To the extent we invest in CLOs which have a high percentage of overlap, this may increase the likelihood of defaults on our CLO investments occurring together.

Focused On Clo Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our portfolio is focused on CLO securities, and the CLO securities in which we invest may hold loans that are concentrated in a limited number of industries.
Our portfolio is focused on securities issued by CLOs and related investments, and the CLOs in which we invest may hold loans that are concentrated in a limited number of industries. As a result, a downturn in the
CLO industry or in any particular industry that the CLOs in which we invest are concentrated could significantly impact the aggregate returns we realize.

Invested To Satisfy Certain Tests Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Failure by a CLO in which we are invested to satisfy certain tests will harm our operating results.
The failure by a CLO in which we invest to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, would lead to a reduction in its payments to us. In the event that a CLO fails certain tests, holders of CLO senior debt would be entitled to additional payments that would, in turn, reduce the payments we, as a holder of junior debt or equity tranches, would otherwise be entitled to receive. Separately, we may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment we may make. If any of these occur, it could materially and adversely affect our operating results and cash flows.

Negative Loan Ratings Migration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Negative loan ratings migration may also place pressure on the performance of certain of our investments.
Per the terms of a CLO’s indenture, assets rated “CCC+” or lower or their equivalent in excess of applicable limits typically do not receive full par credit for purposes of calculation of the CLO’s overcollateralization tests. As a result, negative rating migration could cause a CLO to be out of compliance with its overcollateralization tests. This could cause a diversion of cash flows away from the CLO equity and junior debt tranches in favor of the more senior CLO debt tranches until the relevant overcollateralization test breaches are cured. This could have a negative impact on our NAV and cash flows.

Investments In Clos And Other Investment Vehicles Result In Additional Expenses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our investments in CLOs and other investment vehicles result in additional expenses to us.
We invest in CLO securities and may invest, to the extent permitted by law, in the securities and other instruments of other investment companies, including private funds, and, to the extent we so invest, will bear our ratable share of a CLO’s or any such investment vehicle’s expenses, including management and performance fees. In addition to the management and performance fees borne by our investments in CLOs, we also remain obligated to pay management and incentive fees to the Adviser with respect to the assets invested in the securities and other instruments of other investment vehicles, including CLOs. With respect to each of these investments, each holder of our Shares bears his or her share of the management and incentive fee of the Adviser as well as indirectly bearing the management and performance fees charged by the underlying advisor and other expenses of any investment vehicles in which we invest.
In the course of our investing activities, we pay management and incentive fees to the Adviser and reimburse the Adviser for certain expenses it incurs. As a result, investors in our securities invest on a “gross” basis and receive distributions on a “net” basis after expenses, potentially resulting in a lower rate of return than an investor might achieve through direct investments.

Less Transparent Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our investments in CLO securities may be less transparent to us and our Shareholders than direct investments in the collateral.
We invest primarily in equity and junior debt tranches of CLOs and other related investments. Generally, there may be less information available to us regarding the collateral held by such CLOs than if we had invested directly in the debt of the underlying obligors. As a result, our Shareholders do not know the details of the collateral of the CLOs in which we invest or receive the reports issued with respect to such CLO. In addition, none of the information contained in certain monthly reports nor any other financial information furnished to us as a noteholder in a CLO is audited and reported upon, nor is an opinion expressed, by an independent public accountant. Our CLO investments are also subject to the risk of leverage associated with the debt issued by such CLOs and the repayment priority of senior debt holders in such CLOs.

Complex Documentation And Accounting Considerations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CLO investments involve complex documentation and accounting considerations.
CLOs and other structured finance securities in which we invest are often governed by a complex series of legal documents and contracts. As a result, the risk of dispute over interpretation or enforceability of the documentation may be higher relative to other types of investments.

The accounting and tax implications of the CLO investments that we make are complicated. In particular, reported earnings from CLO equity securities are recorded under U.S. generally accepted accounting principles, or “GAAP,” based upon an effective yield calculation. Current taxable earnings on certain of these investments, however, will generally not be determinable until after the end of the fiscal year of each individual CLO that ends within our fiscal year, even though the investments are generating cash flow throughout the fiscal year. The tax treatment of certain of these investments may result in higher distributable earnings in the early years and a capital loss at maturity, while for reporting purposes the totality of cash flows is reflected in a constant yield to maturity.

Dependent On Collateral Managers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are dependent on the collateral managers of the CLOs in which we invest, and those CLOs are generally not registered under the 1940 Act.
We rely on CLO collateral managers to administer and review the portfolios of collateral they manage. The actions of the CLO collateral managers may significantly affect the return on our investments; however, we, as investors of the CLO, typically do not have any direct contractual relationship with the collateral managers of the CLOs in which we invest. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect the return on our investments, as we may not be provided with information on a timely basis in order to take appropriate measures to manage our risks. We will also rely on CLO collateral managers to act in the best interests of a CLO it manages; however, such CLO collateral managers are subject to fiduciary duties owed to other classes of notes besides those in which we invest; therefore, there can be no assurance that the collateral managers will always act in the best interest of the class or classes of notes in which we are invested. If any CLO collateral manager were to act in a manner that was not in the best interest of the CLOs (e.g., gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of our investments. Furthermore, since the underlying CLO issuer often provides an indemnity to its CLO collateral manager, we may not be incentivized to pursue actions against the collateral manager since any such action, if successful, may ultimately be borne by the underlying CLO issuer and payable from its assets, which could create losses to us as investors in the CLO. In addition, to the extent we invest in CLO equity, liabilities incurred by the CLO manger to third parties may be borne by us to the extent the CLO is required to indemnify its collateral manager for such liabilities.
In addition, the CLOs in which we invest are generally not registered as investment companies under the 1940 Act. As investors in these CLOs, we are not afforded the protections that Shareholders in an investment company registered under the 1940 Act would have.

Collateral Managers May Not Continue To Manage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The collateral managers of the CLOs in which we invest may not continue to manage such CLOs.
Given that we invest in CLO securities issued by CLOs which are managed by unaffiliated collateral managers, we are dependent on the skill and expertise of such managers. We believe our Adviser’s ability to analyze and diligence potential CLO managers differentiates our approach to investing in CLO securities. However, we cannot assure you that, for any CLO we invest in, the collateral manager in place when we invest in such CLO securities will continue to manage such CLO through the life of our investment. Collateral managers are subject to removal or replacement by other holders of CLO securities without our consent, and may also voluntarily resign as collateral manager or assign their role as collateral manager to another entity. There can be no assurance that any removal, replacement, resignation or assignment of any particular CLO manager’s role will not adversely affect the returns on the CLO securities in which we invest.

Special Anti Deferral Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our investments in CLO securities may be subject to special anti-deferral provisions that could result in us incurring tax or recognizing income prior to receiving cash distributions related to such income.
Some of the CLOs in which we invest may constitute “passive foreign investment companies,” or “PFICs.” If we acquire interests treated as equity for U.S. federal income tax purposes in PFICs (including equity tranche investments and certain debt tranche investments in CLOs that are PFICs), we may be subject to federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by us to our Shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require us to recognize our share of the PFIC’s income for each tax year regardless of whether we receive any distributions from such PFIC. We must nonetheless distribute such income to maintain our status as a RIC. Treasury regulations generally treat our income inclusion with respect to a PFIC with respect to which we have made a qualified electing fund, or “QEF,” election, as qualifying income for purposes of determining our ability to be subject to tax as a RIC if (i) there is a current distribution out of the earnings and profits of the PFIC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to our business of investing in stock, securities, or currencies. As such, we may be restricted in our ability to make QEF elections with respect to our holdings in issuers that could be treated as PFICs in order to ensure our continued qualification as a RIC and/or maximize our after-tax return from these investments.
If we hold 10% or more of the interests treated as equity (by vote or value) for U.S. federal income tax purposes in a foreign corporation that is treated as a controlled foreign corporation, or “CFC” (including equity tranche investments and certain debt tranche investments in a CLO treated as a CFC), we may be treated as receiving a deemed distribution (taxable as ordinary income) each tax year from such foreign corporation in an amount equal to our pro rata share of the corporation’s income for the tax year (including both ordinary earnings and capital gains). If we are required to include such deemed distributions from a CFC in our income, we will be required to distribute such income to maintain our RIC status regardless of whether or not the CFC makes an actual distribution during such tax year. Treasury regulations that generally treat our income inclusion with respect to a CFC as qualifying income for purposes of determining our ability to be subject to tax as a RIC either if (i) there is a current distribution out of the earnings and profits of the CFC that are attributable to such income inclusion or (ii) such inclusion is derived with respect to our business of investing in stock, securities, or currencies. As such, we may limit and/or manage our holdings in issuers that could be treated as CFCs in order to ensure our continued qualification as a RIC and/or maximize our after-tax return from these investments.
If we are required to include amounts from CLO securities in income prior to receiving the cash distributions representing such income, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

Engaged In U S Trade Or Business For U S Federal Income Tax Purposes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
If a CLO in which we invest is treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could affect our operating results and cash flows.
Each CLO in which we invest will generally operate pursuant to investment guidelines intended to ensure the CLO is not treated as engaged in a U.S. trade or business for U.S. federal income tax purposes. Each CLO will generally receive an opinion of counsel, subject to certain assumptions (including compliance with the investment guidelines) and limitations, that the CLO will not be engaged in a U.S. trade or business for U.S. federal income tax purposes. If a CLO fails to comply with the investment guidelines or the Internal Revenue Service, or the “IRS,” otherwise successfully asserts that the CLO should be treated as engaged in a U.S. trade or business for U.S. federal income tax purposes, such CLO could be subject to U.S. federal income tax on a net basis, which could reduce the amount available to distribute to junior debt and equity holders in such CLO, including the Fund.

Fails To Comply With Certain U S Tax Disclosure Requirements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
If a CLO in which we invest fails to comply with certain U.S. tax disclosure requirements, such CLO may be subject to withholding requirements that could materially and adversely affect our operating results and cash flows.
The U.S. Foreign Account Tax Compliance Act provisions of the Code, or “FATCA” imposes a withholding tax of 30% on U.S. source periodic payments, including interest and dividends to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLOs in which we invest will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO in which we invest fails to properly comply with these reporting requirements, it could reduce the amount available to distribute to equity and junior debt holders in such CLO, which could materially and adversely affect the fair value of the CLO’s securities, our operating results and cash flows.

Increased Competition In Market Or Decrease In New Clo Issuances Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Increased competition in the market or a decrease in new CLO issuances may result in increased price volatility or a shortage of investment opportunities.
In recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of this market is relatively limited. While we cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.
In addition, the volume of new CLO issuances and CLO refinancings varies over time as a result of a variety of factors including new regulations, changes in interest rates, and other market forces. As a result of increased competition and uncertainty regarding the volume of new CLO issuances and CLO refinancings, we can offer no assurances that we will deploy all of our capital in a timely manner or at all. Prospective investors should understand that we may compete with other investment vehicles, as well as investment and commercial banking firms, which have substantially greater resources, in terms of financial wherewithal and research staffs, than may be available to us.

Wholly Owned Subsidiaries Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks associated with our wholly-owned subsidiaries.
We invest indirectly through wholly-owned subsidiaries to invest in securities of U.S. and non-U.S. issuers that are issued in private offerings without registration with the SEC pursuant to Regulation S under the Securities Act of 1933, as amended (“Securities Act”) or for other general corporate purposes. Such wholly-owned subsidiaries are not separately registered under the 1940 Act and are not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the Cayman Islands could result in the inability of a subsidiary to operate as anticipated.

Interest Rate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We and our investments are subject to interest rate risk.
Since we borrow money under the CNBF Revolving Credit Facility and have issued Series A Term Preferred Shares and Series B Term Preferred Shares, and since we may incur additional leverage (including through borrowing additional amounts under a credit facility, issuing additional preferred shares and/or issuing debt securities) to make investments, our net investment income depends, in part, upon the difference between the rate at which we borrow funds and the rate at which we invest those funds.
Interest rates may increase or decrease due to governmental actions, among other factors. In a rising interest rate environment, any additional leverage that we incur may bear a higher interest rate than our current leverage. There may not, however, be a corresponding increase in our investment income. Any reduction in the level of rate of return on new investments relative to the rate of return on our current investments, and any reduction in the rate of return on our current investments, could adversely impact our net investment income, reducing our ability to service the interest obligations on, and to repay the principal of, our indebtedness, as well as our capacity to pay distributions to our Shareholders. See “— Benchmark Floor Risk.”
The fair value of certain of our investments may be significantly affected by changes in interest rates, including increases and decreases in interest rates caused by governmental actions and/or other factors. In general, rising interest rates will negatively affect the price of a fixed rate instrument and falling interest rates will have a positive effect on the price of a fixed rate instrument. In the event of a significantly rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect the cash flows from investments held in the Fund and/or such investments’ fair value.
Although senior secured loans are generally floating rate instruments, our investments in senior secured loans through investments in junior equity and debt tranches of CLOs are sensitive to interest rate levels and volatility. For example, because CLO debt securities are floating rate securities, a reduction in interest rates would generally result in a reduction in the coupon payment and cash flow we receive on our CLO debt investments. Further, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO equity investors. In addition, CLOs may not be able to enter into hedge agreements, even if it may otherwise be in the best interests of the CLO to hedge such interest rate risk. Furthermore, in the event of a significant rising interest rate environment and/or economic downturn, loan defaults may increase and result in credit losses that may adversely affect our cash flow, fair value of our assets and operating results. In the event that our interest expense were to increase relative to income, or sufficient financing became unavailable, our return on investments and cash available for distribution to Shareholders or to make other payments on our securities would be reduced. In addition, future investments in different types of instruments may carry a greater exposure to interest rate risk.
Benchmark Floor Risk.   Because CLOs generally issue debt on a floating rate basis, an increase in the relevant benchmark will increase the financing costs of CLOs. Many of the senior secured loans held by these CLOs have benchmark floors such that, when the relevant benchmark is below the stated benchmark floor, the stated benchmark floor (rather than the benchmark itself) is used to determine the interest payable under the loans. Therefore, if the relevant benchmark increases but stays below the average benchmark floor rate of the senior secured loans held by a CLO, there would not be a corresponding increase in the investment income of such CLOs. The combination of increased financing costs without a corresponding increase in investment income in such a scenario could result in the CLO not having adequate cash to make interest or other payments on the securities which we hold.
SOFR Risk.   Since the discontinuation of LIBOR, CLOs (and the collateral they hold) have generally issued debt based on Term SOFR. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level data collected from various sources. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). Term SOFR is a forward-looking term rate determined with reference to certain SOFR derivatives. Changes in the levels of Term SOFR will affect the amount of interest payable on the CLO debt securities, the distributions on the CLO equity and the trading price of the CLO securities.
Both SOFR and Term SOFR are fundamentally different from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR or related derivatives markets, like Term SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR or such SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates like Term SOFR, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR or Term SOFR in the future, including following the discontinuation of synthetic LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.
Risks of Replacement Rates.   If the applicable rate of interest on any CLO security is calculated with reference to a tenor which is discontinued, such rate of interest will then be determined by the provisions of the affected CLO security, which may include determination by the relevant calculation agent in its discretion. The administrator of a reference rate will not have any involvement in the affected CLOs or loans and may take any actions in respect of such rate without regard to the effect of such actions on the CLOs or loans.
Base Rate Mismatch.   Many underlying corporate borrowers can elect to pay interest based on a 1-month, 3-month and/or other term base rates in respect of the loans held by CLOs in which we are invested, in each case plus an applicable spread, whereas CLOs generally pay interest to holders of the CLO’s debt tranches based today on 3-month term plus a spread. The 3-month term rate may fluctuate in excess of other potential term rates, which may result in many underlying corporate borrowers electing to pay interest based on a shorter, but in any event lower, base rate. This mismatch in the rate at which CLOs earn interest and the rate at which they pay interest on their debt tranches negatively impacts the cash flows on a CLO’s equity tranche, which may in turn adversely affect our cash flows and results of operations. Unless spreads are adjusted to account for such increases, these negative impacts may worsen as the amount by which the 3-month term rate exceeds such other chosen term base rate.

Interest Rate Environment.   The senior secured loans underlying the CLOs in which we invest typically have floating interest rates. A sustained high interest rate environment may increase loan defaults, resulting in losses for the CLOs in which we invest. In addition, increasing interest rates may lead to higher prepayment rates, as corporate borrowers look to avoid escalating interest payments or refinance floating rate loans. See “— Risks Related to Our Investments — Our investments are subject to prepayment risk.”
For detailed discussions of the risks associated with a high interest rate environment, see “— Risks Related to Our Investments — We and our investments are subject to interest rate risk” and “— Risks Related to Our Investments — We and our investments are subject to risks associated with investing in high-yield and unrated, or “junk,” securities.”

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our investments are subject to credit risk.
If a CLO in which we invest, an underlying asset of any such CLO or any other type of credit investment in our portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status either or both our income and NAV may be adversely impacted. Additionally, interest on a CLO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. Non-payment would result in a reduction of our income, a reduction in the value of the applicable CLO security or other credit investment experiencing non-payment and, potentially, a decrease in our NAV. With respect to our investments in CLO securities and credit investments that are secured, there can be no assurance that liquidation of collateral would satisfy the issuer’s obligation in the event of non-payment of scheduled dividend, interest or principal or that such collateral could be readily liquidated. In the event of bankruptcy of an issuer, we could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a CLO security or credit investment. To the extent that the credit rating assigned to a security in our portfolio is downgraded, the market price and liquidity of such security may be adversely affected. In addition, if a CLO in which we invest triggers an event of default as a result of failing to make payments when due or for other reasons, the CLO would be subject to the possibility of liquidation, which could result in full loss of value to the CLO equity and junior debt investors. CLO equity tranches are the most likely tranche to suffer a loss of all of their value in these circumstances. Heightened inflationary pressures could increase the risk of default by the Fund’s underlying obligors.

Prepayment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our investments are subject to prepayment risk.
Although the Adviser’s valuations and projections take into account certain expected levels of prepayments, the collateral of a CLO may be prepaid more quickly than expected. Prepayment rates are influenced by changes in interest rates and a variety of factors beyond our control and consequently cannot be accurately predicted. Early prepayments give rise to increased reinvestment risk, as a CLO collateral manager might realize excess cash from prepayments earlier than expected. If a CLO collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce our net income and the fair value of that asset.
In addition, in most CLO transactions, CLO debt investors, such as us, are subject to prepayment risk in that the holders of a majority of the equity tranche can direct a call or refinancing of a CLO, which would cause such CLO’s outstanding CLO debt securities to be repaid at par. Such prepayments of CLO debt securities held by us also give rise to reinvestment risk if we are unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.
We currently incur leverage through the issuance of the Series A Term Preferred Shares and Series B Term Preferred Shares, and borrowing under the CNBF Revolving Credit Facility. We may incur additional leverage, directly or indirectly, through one or more special purpose vehicles, indebtedness for borrowed money, as well as leverage in the form of Derivative Transactions, additional preferred shares, debt securities and other structures and instruments, in significant amounts and on terms that the Adviser and our Board of Trustees deem appropriate, subject to applicable limitations under the 1940 Act. Such leverage may be used for the acquisition and financing of our investments, to pay fees and expenses and for other purposes. Such leverage may be secured and/or unsecured. Any such leverage does not include leverage embedded or inherent in the CLO structures in which we invest or in derivative instruments in which we may invest. Accordingly, there is a layering of leverage in our overall structure.
The more leverage we employ, the more likely a substantial change will occur in our NAV. Accordingly, any event that adversely affects the value of an investment would be magnified to the extent leverage is utilized. For instance, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could also negatively affect our ability to make distributions and other payments to our securityholders. Leverage is generally considered a speculative investment technique. Our ability to service any debt that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if our investments were not leveraged.
As a registered closed-end management investment company, we are required to meet certain asset coverage requirements, as defined under the 1940 Act, with respect to any senior securities. With respect to senior securities representing indebtedness (i.e., borrowings or deemed borrowings), other than temporary borrowings as defined under the 1940 Act, we are required under current law to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness. With respect to senior securities that are stocks (i.e., preferred shares, including the Series A Term Preferred Shares and Series B Term Preferred Shares), we are required under current law to have an asset coverage of at least 200%, as measured at the time of the issuance of any such preferred shares and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding preferred shares. If legislation were passed that modifies this section of the 1940 Act and increases the amount of senior securities that we may incur, we may increase our leverage to the extent then permitted by the 1940 Act and the risks associated with an investment in us may increase.
If our asset coverage declines below 300% (or 200%, as applicable), we would not be able to incur additional debt or issue additional preferred shares, and could be required by law to sell a portion of our investments to repay some debt or redeem preferred shares when it is disadvantageous to do so, which could have a material adverse effect on our operations, and we may not be able to make certain distributions or pay dividends of an amount necessary to continue to be subject to tax as a RIC. The amount of leverage that we employ will depend on the Adviser’s and our Board of Trustees’ assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us. For so long as we incur leverage through the issuance of the Series A Term Preferred Shares and Series B Term Preferred Shares, and borrowing under the CNBF Revolving Credit Facility, the rights of our Shareholders are subordinated to the rights of such senior security holders. In particular, dividends, distributions and other payments to Shareholders are subject to prior payments due to such senior security holders. In addition, the 1940 Act provides preferred shareholders and, in certain cases, debt holders, with voting rights that are equal or superior to the voting rights of our Shareholders.
In addition, any debt facility into which we may enter would likely impose financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our ability to be subject to tax as a RIC under Subchapter M of the Code.
Effects of Leverage.   Assuming the Fund’s total assets as of December 31, 2025, and that the Fund bears expenses relating to the Series A Term Preferred Shares, Series B Term Preferred Shares, and CNBF Revolving Credit Facility (assuming no outstanding borrowings under the CNBF Revolving Credit Facility), in the aggregate, at a weighted average effective interest rate of 8.07%, the annual return that the Fund’s portfolio must experience (net of expenses not related to the preferred shares or borrowings) in order to cover the costs of such leverage would be approximately 2.67%. These figures are estimates based on current market conditions, used for illustration purposes only. Actual expenses associated with preferred shares and borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.

The following table is furnished in response to the requirements of the SEC and illustrates the effect of leverage on returns from an investment in our Shares assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.
Assumed Return on Our Portfolio (Net of Expenses not related to preferred shares or borrowings)	-10%	-5%	0%	5%	10%
Corresponding net Return to Common Shareholder(1)	-19.23%	-11.64%	-4.05%	3.54%	11.12%

(1)
Assumes $189.9 million in total assets as of December 31, 2025 (adjusted to reflect (i) approximately $9.2 million in net proceeds from the offering of our Shares for the period from January 1, 2026, through March 31, 2026, and (ii) payment of approximately $2.7 million for the repurchase of 382,069 Shares in accordance with the tender offer that commenced February 27, 2026).

Highly Subordinated And Subject To Leveraged Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our investments may be highly subordinated and subject to leveraged securities risk.
Our portfolio includes equity and junior debt investments in CLOs, which involve a number of significant risks. CLOs are typically very highly levered (with CLO equity securities being leveraged approximately ten times), and therefore the junior equity and debt tranches in which we are currently invested and in which we invest will be subject to a higher degree of risk of total loss. In particular, investors in CLO securities indirectly bear risks of the collateral held by such CLOs. We generally have the right to receive payments only from the CLOs, and generally not have direct rights against the underlying borrowers or the entity that sponsored the CLO. While the CLOs we target generally enable an equity investor therein to acquire interests in a pool of senior secured loans without the expenses associated with directly holding the same investments, we generally pay a proportionate share of the CLOs’ administrative, management and other expenses, if we make a CLO equity investment. In addition, we may have the option in certain CLOs to contribute additional amounts to the CLO issuer for purposes of acquiring additional assets or curing coverage tests, thereby increasing our overall exposure and capital at risk to such CLO. Although it is difficult to predict whether the prices of assets underlying CLOs will rise or fall, these prices (and, therefore, the prices of the CLOs’ securities) are influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. The interests we acquire in CLOs generally are thinly traded or have only a limited trading market. CLO securities are typically privately offered and sold, even in the secondary market. As a result, investments in CLO securities are illiquid.

High Yield And Unrated Or Junk Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We and our investments are subject to risks associated with investing in high-yield and unrated, or “junk,” securities.
We invest primarily in securities that are rated below investment grade or, in the case of CLO equity securities, are not rated by a nationally recognized statistical rating organization. The primary assets underlying our CLO security investments are senior secured loans, although these transactions may allow for limited exposure to other asset classes including unsecured loans, high yield bonds, emerging market loans or bonds and structured finance securities with underlying exposure to CBO and CDO tranches, residential mortgage-backed securities, commercial mortgage-backed securities, trust preferred securities and other types of securitizations. CLOs generally invest in lower-rated debt securities that are typically rated below Baa/BBB by Moody’s, S&P or Fitch. In addition, we may obtain direct exposure to such financial assets/instruments. Securities that are not rated or are rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are sometimes referred to as “high yield” or “junk.” High-yield debt securities have greater credit and liquidity risk than investment grade obligations. High-yield debt securities are generally unsecured and may be subordinated to certain other obligations of the issuer thereof. The lower rating of high-yield debt securities and below investment grade loans reflects a greater possibility that adverse changes in the financial condition of an issuer or in general economic conditions or both may impair the ability of the issuer thereof to make payments of principal or interest.
Risks of high-yield debt securities may include (among others):
(1)
limited liquidity and secondary market support;

(2)
substantial marketplace volatility resulting from changes in prevailing interest rates;

(3)
subordination to the prior claims of banks and other senior lenders;

(4)
the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates that could cause the CLO issuer (or the Fund, as applicable) to reinvest premature redemption proceeds in lower-yielding debt obligations;

(5)
the possibility that earnings of the high-yield debt security issuer may be insufficient to meet its debt service;

(6)
the declining creditworthiness and potential for insolvency of the issuer of such high-yield debt securities during periods of rising interest rates and/or economic downturn; and

(7)
greater susceptibility to losses and real or perceived adverse economic and competitive industry conditions than higher grade securities.

An economic downturn or an increase in interest rates could severely disrupt the market for high-yield debt securities and adversely affect the value of outstanding high-yield debt securities and the ability of the issuers thereof to repay principal and interest.
Issuers of high-yield debt securities may be highly leveraged and may not have available to them more traditional methods of financing. The risk associated with acquiring (directly or indirectly) the securities of such issuers generally is greater than is the case with highly rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high-yield debt securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, timely service of debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high-yield debt securities because such securities may be unsecured and may be subordinated to obligations owed to other creditors of the issuer of such securities. In addition, the CLO issuer (or the Fund, as applicable) may incur additional expenses to the extent it (or the Fund) is required to seek recovery upon a default on a high yield bond (or any other debt obligation) or participate in the restructuring of such obligation.
A portion of the loans held by CLOs in which we invest may consist of second lien loans. Second lien loans are secured by liens on the collateral securing the loan that are subordinated to the liens of at least one other class of obligations of the related obligor, and thus, the ability of the CLO issuer to exercise remedies after a second lien loan becomes a defaulted obligation is subordinated to, and limited by, the rights of the senior creditors holding such other classes of obligations. In many circumstances, the CLO issuer may be prevented from foreclosing on the collateral securing a second lien loan until the related first lien loan is paid in full. Moreover, any amounts that might be realized as a result of collection efforts or in connection with a bankruptcy or insolvency proceeding involving a second lien loan must generally be turned over to the first lien secured lender until the first lien secured lender has realized the full value of its own claims. In addition, certain of the second lien loans contain provisions requiring the CLO issuer’s interest in the collateral to be released in certain circumstances. These lien and payment obligation subordination provisions may materially and adversely affect the ability of the CLO issuer to realize value from second lien loans and adversely affect the fair value of and income from our investment in the CLO’s securities.

Loan Assignments And Participations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks associated with loan assignments and participations.
We, or the CLOs in which we invest, may acquire interests in loans either directly (by way of assignment, or “Assignments”) or indirectly (by way of participation, or “Participations”). The purchaser by an Assignment of a loan obligation typically succeeds to all the rights and obligations of the selling institution and becomes a lender under the loan or credit agreement with respect to the debt obligation. In contrast, Participations acquired by us or the CLOs in which we invest in a portion of a debt obligation held by a selling institution, or the “Selling Institution,” typically result in a contractual relationship only with such Selling Institution, not with the obligor. We or the CLOs in which we invest would have the right to receive payments of principal, interest and any fees to which we (or the CLOs in which we invest) are entitled under the Participation only from the Selling Institution and only upon receipt by the Selling Institution of such payments from the obligor. In purchasing a Participation, we or the CLOs in which we invest generally will have no right to enforce compliance by the obligor with the terms of the loan or credit agreement or other instrument evidencing such debt obligation, nor any rights of setoff against the obligor, and we or the CLOs in which we invest may not directly benefit from the collateral supporting the debt obligation in which it has purchased the Participation. As a result, we or the CLOs in which we invest would assume the credit risk of both the obligor and the Selling Institution. In the event of the insolvency of the Selling Institution, we or the CLOs in which we invest will be treated as a general creditor of the Selling Institution in respect of the Participation and may not benefit from any setoff between the Selling Institution and the obligor.
The holder of a Participation in a debt obligation may not have the right to vote to waive enforcement of any default by an obligor. Selling Institutions commonly reserve the right to administer the debt obligations sold by them as they see fit and to amend the documentation evidencing such debt obligations in all respects. However, most participation agreements with respect to senior secured loans provide that the Selling Institution may not vote in favor of any amendment, modification or waiver that (1) forgives principal, interest or fees, (2) reduces principal, interest or fees that are payable, (3) postpones any payment of principal (whether a scheduled payment or a mandatory prepayment), interest or fees or (4) releases any material guarantee or security without the consent of the participant (at least to the extent the participant would be affected by any such amendment, modification or waiver).
A Selling Institution voting in connection with a potential waiver of a default by an obligor may have interests different from ours, and the Selling Institution might not consider our interests in connection with its vote. In addition, many participation agreements with respect to senior secured loans that provide voting rights to the participant further provide that, if the participant does not vote in favor of amendments, modifications or waivers, the Selling Institution may repurchase such Participation at par. An investment by us in a synthetic security related to a loan involves many of the same considerations relevant to Participations.

Lack Of Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The lack of liquidity in our investments may adversely affect our business.
High-yield investments, including subordinated CLO securities and collateral held by CLOs in which we invest, generally have limited liquidity. As a result, prices of high-yield investments have at times experienced significant and rapid decline when a substantial number of holders (or a few holders of a significantly large “block” of the securities) decided to sell. In addition, we (or the CLOs in which we invest) may have difficulty disposing of certain high-yield investments because there may be a thin trading market for such securities. To the extent that a secondary trading market for non-investment grade high-yield investments does exist, it would not be as liquid as the secondary market for highly rated investments. Reduced secondary market liquidity would have an adverse impact on the fair value of the securities and on our direct or indirect ability to dispose of particular securities in response to a specific economic event such as deterioration in the creditworthiness of the issuer of such securities.
As secondary market trading volumes increase, new loans frequently contain standardized documentation to facilitate loan trading that may improve market liquidity. There can be no assurance, however, that future levels of supply and demand in loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue. Because holders of such loans are offered confidential information relating to the borrower, the unique and customized nature of the loan agreement, and the private syndication of the loan, loans are not purchased or sold as easily as publicly traded securities are purchased or sold. Although a secondary market may exist, risks similar to those described above in connection with an investment in high-yield debt investments are also applicable to investments in lower rated loans.
The securities issued by CLOs generally offer less liquidity than other investment grade or high-yield corporate debt, and are subject to certain transfer restrictions that impose certain financial and other eligibility requirements on prospective transferees. Other investments that we may purchase in privately negotiated transactions may also be illiquid or subject to legal restrictions on their transfer. As a result of this illiquidity, our ability to sell certain investments quickly, or at all, in response to changes in economic and other conditions and to receive a fair price when selling such investments may be limited, which could prevent us from making sales to mitigate losses on such investments. In addition, CLOs are subject to the possibility of liquidation upon an event of default, which could result in full loss of value to the CLO equity and junior debt investors. CLO equity tranches are the most likely tranche to suffer a loss of all of their value in these circumstances.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may be exposed to counterparty risk.
We may be exposed to counterparty risk, which could make it difficult for us or the CLOs in which we invest to collect on the obligations represented by investments and result in significant losses.
We may hold investments (including synthetic securities) that would expose us to the credit risk of our counterparties or the counterparties of the CLOs in which it invests. In the event of a bankruptcy or insolvency of such a counterparty, we or a CLO in which such an investment is held could suffer significant losses, including the loss of that part of our or the CLO’s portfolio financed through such a transaction, declines in the value of our investment, including declines that may occur during an applicable stay period, the inability to realize any gains on our investment during such period and fees and expenses incurred in enforcing our rights. If the CLO enters into or owns synthetic securities, the CLO may fall within the definition of “commodity pool” under CFTC rules, and the collateral manager of the CLO may be required to register as a commodity pool operator with the CFTC, which could increase costs for the CLO and reduce amounts available to pay to the residual tranche.
In addition, with respect to certain swaps and synthetic securities, neither a CLO nor we usually has a contractual relationship with the entities, referred to as “Reference Entities” whose payment obligations are the subject of the relevant swap agreement or security. Therefore, neither the CLOs nor we generally have a right to directly enforce compliance by the Reference Entity with the terms of this kind of underlying obligation, any rights of set-off against the Reference Entity or any voting rights with respect to the underlying obligation. Neither the CLOs nor we will directly benefit from the collateral supporting the underlying obligation and will not have the benefit of the remedies that would normally be available to a holder of such underlying obligation.
Furthermore, we may invest in unsecured notes which are linked to loans or other assets held by a bank or other financial institution on its balance sheet (so called “credit-linked notes”). Although the credit-linked notes are tied to the underlying performance of the assets held by the bank, such credit-linked notes are not secured by such assets, and we have no direct or indirect ownership of the underlying assets. Thus, as a holder of such credit-linked notes, we would be subject to counterparty risk of the bank which issues the credit-linked notes (in addition to the risk associated with the assets themselves). To the extent the relevant bank experiences an insolvency event or goes into receivership, we may not receive payments on the credit-linked notes, or such payments may be delayed.

Defaults On Underlying Asset Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks associated with defaults on an underlying asset held by a CLO.
A default and any resulting loss as well as other losses on an underlying asset held by a CLO may reduce the fair value of our corresponding CLO investment. A wide range of factors could adversely affect the ability of the borrower of an underlying asset to make interest or other payments on that asset. To the extent that actual defaults and losses on the collateral of an investment exceed the level of defaults and losses factored into its purchase price, the value of the anticipated return from the investment will be reduced. The more deeply subordinated the tranche of securities in which we invest, the greater the risk of loss upon a default. For example, CLO equity is the most subordinated tranche within a CLO and is therefore subject to the greatest risk of loss resulting from defaults on the CLO’s collateral, whether due to bankruptcy or otherwise. Any defaults and losses in excess of expected default rates and loss model inputs will have a negative impact on the fair value of our investments, will reduce the cash flows that we receive from our investments, adversely affect the fair value of our assets and could adversely impact our ability to pay dividends. Furthermore, the holders of the junior equity and debt tranches typically have limited rights with respect to decisions made with respect to collateral following an event of default on a CLO. In some cases, the senior most class of notes can elect to liquidate the collateral even if the expected proceeds are not expected to be able to pay in full all classes of notes. We could experience a complete loss of our investment in such a scenario.
In addition, the collateral of CLOs may require substantial workout negotiations or restructuring in the event of a default or liquidation. Any such workout or restructuring is likely to lead to a substantial reduction in the interest rate of such asset and/or a substantial write-down or write-off of all or a portion the principal of such asset. Any such reduction in interest rates or principal will negatively affect the fair value of our portfolio.

Loan Accumulation Facilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks associated with Loan Accumulation Facilities.
We may invest capital in LAFs, which are short- to medium-term facilities often provided by the bank that will serve as placement agent or arranger on a CLO transaction and which acquire loans on an interim basis which are expected to form part of the portfolio of a future CLO. Investments in LAFs have risks similar to those applicable to investments in CLOs. There typically will be no assurance that the future CLO will be consummated or that the loans held in such a loan accumulation facility are eligible for purchase by the CLO. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, the Fund may be responsible for either holding or disposing of the loans. This could expose the Fund primarily to credit and/or mark-to-market losses, and other risks. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage.
Furthermore, we likely will have no consent rights in respect of the loans to be acquired in such a facility and in the event we do have any consent rights, they will be limited. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, we may be responsible for either holding or disposing of the loans. This could expose us primarily to credit and/or mark-to-market losses, and other risks. LAFs typically incur leverage from four to six times prior to a CLO’s closing and as such the potential risk of loss will be increased for such facilities that employ leverage.

Synthetic Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our synthetic strategy involves certain additional risks.
We may invest in synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions, or acquire interests in lease agreements that have the general characteristics of loans and are treated as loans for withholding tax purposes. In addition to the credit risks associated with directly or indirectly holding senior secured loans and high-yield debt securities, with respect to synthetic strategy, we will usually have a contractual relationship only with the counterparty of such synthetic investment, and not with the reference obligor of the reference asset. We generally will have no right to directly enforce compliance by the reference obligor with the terms of the reference asset nor will it have any rights of setoff against the reference obligor or rights with respect to the reference asset. We will not directly benefit from the collateral supporting the reference asset and will not have the benefit of the remedies that would normally be available to a holder of such reference asset. In addition, in the event of the insolvency of the counterparty, we may be treated as a general creditor of such counterparty, and will not have any claim with respect to the reference asset. Consequently, we will be subject to the credit risk of the counterparty as well as that of the reference obligor. As a result, concentrations of synthetic securities in any one counterparty subject us to an additional degree of risk with respect to defaults by such counterparty as well as by the reference obligor.

Bankruptcy Or Insolvency Of Issuer Or Borrower Of Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks associated with the bankruptcy or insolvency of an issuer or borrower of a loan that we hold or of an underlying asset held by a CLO in which we invest.
In the event of a bankruptcy or insolvency of an issuer or borrower of a loan that we hold or of an underlying asset held by a CLO or other vehicle in which we invest, a court or other governmental entity may determine that our claims or those of the relevant CLO are not valid or not entitled to the treatment we expected when making our initial investment decision.
Various laws enacted for the protection of debtors may apply to the underlying assets in our investment portfolio. The information in this and the following paragraph represents a brief summary of certain points only, is not intended to be an extensive summary of the relevant issues and is applicable with respect to U.S. issuers and borrowers only. The following is not intended to be a summary of all relevant risks. Similar avoidance provisions to those described below are sometimes available with respect to non-U.S. issuers or borrowers, and there is no assurance that this will be the case which may result in a much greater risk of partial or total loss of value in that underlying asset.
If a court in a lawsuit brought by an unpaid creditor or representative of creditors of an issuer or borrower of underlying assets, such as a trustee in bankruptcy, were to find that such issuer or borrower did not receive fair consideration or reasonably equivalent value for incurring the indebtedness constituting such underlying assets and, after giving effect to such indebtedness, the issuer or borrower (1) was insolvent; (2) was engaged in a business for which the remaining assets of such issuer or borrower constituted unreasonably small capital; or
(3) intended to incur, or believed that it would incur, debts beyond our ability to pay such debts as they mature, such court could decide to invalidate, in whole or in part, the indebtedness constituting the underlying assets as a fraudulent conveyance, to subordinate such indebtedness to existing or future creditors of the issuer or borrower or to recover amounts previously paid by the issuer or borrower in satisfaction of such indebtedness. In addition, in the event of the insolvency of an issuer or borrower of underlying assets, payments made on such underlying assets could be subject to avoidance as a “preference” if made within a certain period of time (which may be as long as one year under U.S. Federal bankruptcy law or even longer under state laws) before insolvency.
Our underlying assets may be subject to various laws for the protection of debtors in other jurisdictions, including the jurisdiction of incorporation of the issuer or borrower of such underlying assets and, if different, the jurisdiction from which it conducts business and in which it holds assets, any of which may adversely affect such issuer’s or borrower’s ability to make, or a creditor’s ability to enforce, payment in full, on a timely basis or at all. These insolvency considerations will differ depending on the jurisdiction in which an issuer or borrower or the related underlying assets are located and may differ depending on the legal status of the issuer or borrower.

Hedging Or Derivative Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks associated with any hedging or Derivative Transactions in which we participate.
We may in the future purchase and sell a variety of derivative instruments. To the extent we engage in Derivative Transactions, we expect to do so primarily to hedge against credit risks. In particular, we anticipate that the Fund would implement such hedging strategy by purchasing exchange-traded swaps or options on indices comprised of credit default swaps (e.g., the CDX High Yield Index). We may also use Derivative Transactions to hedge against other forms of risk, including interest rate risk, or for other investment or risk management purposes. We may use Derivative Transactions for investment purposes to the extent consistent with our investment objectives if the Adviser deems it appropriate to do so. Derivative Transactions may be volatile and involve various risks different from, and in certain cases, greater than the risks presented by other instruments. The primary risks related to Derivative Transactions include counterparty, correlation, illiquidity, leverage, volatility, OTC trading, operational and legal risks. A small investment in derivatives could have a large potential impact on our performance, effecting a form of investment leverage on our portfolio. In certain types of Derivative Transactions, we could lose the entire amount of our investment. In other types of Derivative Transactions, the potential loss is theoretically unlimited.
The following is a more detailed discussion of primary risk considerations related to the use of Derivative Transactions that investors should understand before investing in our securities.
Counterparty risk.   Counterparty risk is the risk that a counterparty in a Derivative Transaction will be unable to honor its financial obligation to us, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations. Certain participants in the derivatives market, including larger financial institutions, have experienced significant financial hardship and deteriorating credit conditions. If our counterparty to a Derivative Transaction experiences a loss of capital, or is perceived to lack adequate capital or access to capital, it may experience margin calls or other regulatory requirements to increase equity. Under such circumstances, the risk that a counterparty will be unable to honor its obligations may increase substantially. If a counterparty becomes bankrupt, we may experience significant delays in obtaining recovery (if at all) under the derivative contract in bankruptcy or other reorganization proceeding; if our claim is unsecured, we will be treated as a general creditor of such prime broker or counterparty and will not have any claim with respect to the underlying security. We may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivatives since generally a clearing organization becomes substituted for each counterparty to a cleared derivative and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to us.
Correlation risk.   When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged may prevent us from achieving the intended hedging effect or expose us to the risk of loss. The imperfect correlation between the value of a derivative and our underlying assets may result in losses on the Derivative Transaction that are greater than the gain in the value of the underlying assets in our portfolio.
The Adviser may not hedge against a particular risk because it does not regard the probability of the risk occurring to be sufficiently high as to justify the cost of the hedge, or because it does not foresee the occurrence of the risk. These factors may have a significant negative effect on the fair value of our assets and the market value of our securities.
Liquidity risk.   Derivative Transactions, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets we would not be able to close out a position without incurring a loss. Although both OTC and exchange-traded derivatives markets may experience a lack of liquidity, OTC non-standardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, daily limits on price fluctuations and speculative position limits on exchanges on which we may conduct transactions in derivative instruments may prevent prompt liquidation of positions, subjecting us to the potential of greater losses. As a result, we may need to liquidate other investments to meet margin and settlement payment obligations.
Leverage risk.   Trading in Derivative Transactions can result in significant leverage and risk of loss. Thus, the leverage offered by trading in derivative instruments will magnify the gains and losses we experience and could cause our NAV to be subject to wider fluctuations than would be the case if we did not use the leverage feature in derivative instruments.
Volatility risk.   The prices of many derivative instruments, including many options and swaps, are highly volatile. Price movements of options contracts and payments pursuant to swap agreements are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The value of options and swap agreements also depends upon the price of the securities or currencies underlying them. These factors may cause the Derivatives Transactions to experience adverse market movements.
OTC trading.   Derivative Transactions that may be purchased or sold may include instruments not traded on an organized market. The risk of non-performance by the counterparty to such Derivative Transaction may be greater and the ease with which we can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange traded instrument. In addition, significant disparities may exist between “bid” and “ask” prices for certain derivative instruments that are not traded on an exchange. Such instruments are often valued subjectively and may result in mispricings or improper valuations. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value, or both. In contrast, cleared derivative transactions benefit from daily mark-to-market pricing and settlement, and segregation and minimum capital requirements applicable to intermediaries.
Operational and Legal risk.   Derivatives are also subject to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human errors. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Transactions entered into directly between two counterparties generally do not benefit from such protections; however, certain uncleared derivative transactions are subject to minimum margin requirements which may require us and our counterparties to exchange collateral based on daily marked-to-market pricing. OTC trading generally exposes us to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing us to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where we have concentrated our transactions with a single or small group of counterparties.

Investments In Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may be subject to risks associated with investments in other investment companies.
We may invest in securities of other investment companies, including closed-end funds, BDCs, mutual funds, and ETFs, and may otherwise invest indirectly in securities consistent with our investment objectives subject to statutory limitations prescribed by the 1940 Act. These limitations include in certain circumstances a prohibition on us acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of our total assets in securities of any one investment company or more than 10% of our total assets in securities of all investment companies. Subject to applicable law and/or pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, we may invest in certain other investment companies (including ETFs and money market funds) and business development companies beyond these statutory limits or otherwise provided that certain conditions are met. We will indirectly bear our proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses that we regularly bear. We may only invest in other investment companies to the extent that the asset class exposure in such investment companies is consistent with the permissible asset class exposure for us had we invested directly in securities, and the portfolios of such investment companies are subject to similar risks as we are.

Fees And Expenses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investors will bear indirectly the fees and expenses of the CLO equity securities in which we invest.
Investors will bear indirectly the fees and expenses (including management fees and other operating expenses) of the CLO equity securities in which we invest. CLO collateral manager fees are charged on the total assets of a CLO but are assumed to be paid from the residual cash flows after interest payments to the CLO senior debt tranches. Therefore, these CLO collateral manager fees (which generally range from 0.35% to 0.50% of a CLO’s total assets) are effectively much higher when allocated only to the CLO equity tranche. The calculation does not include any other operating expense ratios of the CLOs, as these amounts are not routinely reported to shareholders on a basis consistent with this methodology; however, it is estimated that additional operating expenses of 0.30% to 0.70% could be incurred. In addition, CLO collateral managers may earn fees based on a percentage of the CLO’s equity cash flows after the CLO equity has earned a cash-on-cash return of its capital and achieved a specified “hurdle” rate.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We and our investments are subject to reinvestment risk.
As part of the ordinary management of its portfolio, a CLO will typically generate cash from asset repayments and sales and reinvest those proceeds in substitute assets, subject to compliance with its investment tests and certain other conditions. The earnings with respect to such substitute assets will depend on the quality of reinvestment opportunities available at the time. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired (for example, during periods of loan compression or need to satisfy the CLO’s covenants) or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow that the CLO collateral manager is able to achieve. The investment tests may incentivize a CLO collateral manager to cause the CLO to buy riskier assets than it otherwise would, which could result in additional losses. These factors could reduce our return on investment and may have a negative effect on the fair value of our assets and the market value of our securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. In addition, in most CLO transactions, CLO debt investors are subject to the risk that the holders of a majority of the equity tranche, who can direct a call or refinancing of a CLO, causing such CLO’s outstanding CLO debt securities to be repaid at par earlier than expected. There can be no assurance that we will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

Non U S Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We and our investments are subject to risks associated with non-U.S. investing.
While we invest primarily in CLOs that hold underlying U.S. assets, these CLOs may be organized outside the United States. We may also invest in CLOs that hold collateral that are non-U.S. assets or otherwise invest in securities of non-U.S. issuers to the extent consistent with our investment strategies and objectives.
Investing in foreign entities may expose us to additional risks not typically associated with investing in U.S. entities and issuers. These risks include changes in exchange control regulations, political and social instability, restrictions on the types or amounts of investment, the imposition of sanctions, tariffs, or other governmental restrictions, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the U.S., higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards, currency fluctuations and greater price volatility. Further, we, and the CLOs in which we invest, may have difficulty enforcing creditor’s rights in foreign jurisdictions.
In addition, international trade tensions may arise from time to time which could result in trade tariffs, embargoes or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, supply chain disruptions, an oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies or industries, which could have a negative impact on the value of the CLO securities that we hold.
Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in periods when our assets are uninvested. Our inability to make intended investments due to settlement problems or the risk of intermediary counterparty failures could cause it to miss investment opportunities. The inability to dispose of an investment due to settlement problems could result either in losses to the funds due to subsequent declines in the value of such investment or, if we have entered into a contract to sell the security, could result in possible liability to the purchaser. Transaction costs of buying and selling foreign securities also are generally higher than those involved in domestic transactions. Furthermore, foreign financial markets have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies.
The economies of individual non-U.S. countries may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, volatility of currency exchange rates, depreciation, capital reinvestment, resources self-sufficiency and balance of payments position.
Global Risks.   Due to highly interconnected global economies and financial markets, the value of our securities and our underlying investments may go up or down in response to governmental actions and/or general economic conditions throughout the world. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact us and our investments.
Currency Risk.   Any of our investments that are denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar. Although we will consider hedging any non-U.S. dollar exposures back to U.S. dollars, an increase in the value of the U.S. dollar compared to other currencies in which we make investments would otherwise reduce the effect of increases and magnify the effect of decreases in the prices of our non-U.S. dollar denominated investments in their local markets. Fluctuations in currency exchange rates will similarly affect the U.S. dollar equivalent of any interest, dividends or other payments made that are denominated in a currency other than U.S. dollars.

Future Realized Losses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Any unrealized losses we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.
As a registered closed-end management investment company, we are required to carry our investments at market value or, if no market value is ascertainable, at the fair value as determined in good faith by the Adviser. Decreases in the market values or fair values of our investments are recorded as unrealized depreciation. Any unrealized losses in our portfolio could be an indication of an issuer’s inability to meet its repayment obligations to us with respect to the affected investments. This could result in realized losses in the future and ultimately in reductions of our income available for distribution or to make payments on our other obligations in future periods.
If our distributions exceed our taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to our Shareholders. A return of capital distribution will generally not be taxable to our Shareholders. However, a return of capital distribution will reduce a Shareholder’s cost basis in the Shares on which the distribution was received, thereby potentially resulting in a higher reported capital gain or lower reported capital loss when those Shares are sold or otherwise disposed of.

Income For Purposes Of Income Source Requirement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
A portion of our income and fees may not be qualifying income for purposes of the income source requirement.
Some of the income and fees that we may recognize will not satisfy the qualifying income requirement applicable to RICs. In order to ensure that such income and fees do not disqualify us as a RIC for a failure to satisfy such requirement, we may need to recognize such income and fees indirectly through one or more entities classified as corporations for U.S. federal income tax purposes. Such corporations will be subject to U.S. corporate income tax on their earnings, which ultimately will reduce our return on such income and fees.

Payment-In-Kind and Original Issue Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Payment-In-Kind and Original Issue Discount.
To the extent that the Fund invests in original issue discount (“OID”) instruments, including payment-in-kind (“PIK”) loans and zero coupon bonds, investors will be exposed to the risks associated with the inclusion of such non-cash income in taxable and accounting income prior to receipt of cash, including the following risks:
•
the interest payments deferred on a PIK loan are subject to the risk that the borrower may default when the deferred payments are due in cash at the maturity of the loan;

•
the interest rates on PIK loans are higher to reflect the time-value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments;

•
market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash;

•
PIK instruments may have unreliable valuations because the accruals require judgments about ultimate collectability of the deferred payments and the value of the associated collateral; and

•
for U.S. federal income tax purposes, we may be required to make distributions of OID income without receiving any cash and such distributions may have to be paid from offering proceeds or the sale of assets without investors being given any notice of this fact.

Litigation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We and the Adviser could be the target of litigation.
We or the Adviser could become the target of securities class action litigation or other similar claims. The outcome of any such proceedings could materially adversely affect our business, financial condition, and/or operating results and could continue without resolution for long periods of time. Any litigation or other similar claims could consume substantial amounts of our management’s time and attention, and that time and attention and the devotion of associated resources could, at times, be disproportionate to the amounts at stake. Litigation and other claims are subject to inherent uncertainties, and a material adverse impact on our financial statements could occur for the period in which the effect of an unfavorable final outcome in litigation or other similar claims becomes probable and reasonably estimable. In addition, we could incur expenses associated with defending ourselves against litigation and other similar claims, and these expenses could be material to our earnings in future periods.

Impact Of Tax Legislation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The impact of tax legislation on us, our shareholders and our investments is uncertain.
Any new legislation and any Treasury Regulations, administrative interpretations or court decisions interpreting such legislation could affect our ability to qualify for tax treatment as a RIC or the U.S. federal income tax consequences to us and our Shareholders and could have other adverse consequences. You are urged to consult with your tax advisor with respect to the impact of any such legislation or other regulatory or administrative developments and proposals and their potential effect on your investment in us.

Dilution In Ownership Percentage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our Shareholders will experience dilution if they do not participate in our distribution reinvestment plan.
All distributions declared in cash payable to Shareholders that are participants in our distribution reinvestment plan are reinvested in Shares. As a result, our Shareholders that do not participate in our distribution reinvestment plan will experience dilution in their ownership percentage of our Shares over time. In addition, because Shares will be issued pursuant to the DRIP at a price equal to 95% of their most recently determined net asset value as of the payment date (generally the last business day of each calendar month), our Shareholders would experience an immediate dilution of the aggregate net asset value of their Shares as a result of each distribution reinvestment.

Legislative Or Regulatory Tax Changes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legislative or regulatory tax changes could adversely affect us, our Shareholders, and our investments.
At any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of us or our shareholders. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in our shares or the value or the resale potential of our investments.

Preferred Stock And Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our preferred shares, debt securities (if any), and/or indebtedness incurred in connection with borrowings may cause the NAV of our Shares to be more volatile.
Any indebtedness incurred in connection with our CNBF Revolving Credit Facility, Series A Term Preferred Shares, Series B Term Preferred Shares, and any future issuances of additional series of preferred shares, issuance of debt securities, or other indebtedness may cause the NAV of our Shares to become more volatile. If the dividend rate on our outstanding preferred shares or interest rate payable on indebtedness were to approach the net rate of return on our investment portfolio, the benefit of leverage to the common shareholders would be reduced. If the dividend rate on the preferred shares or interest rate payable on indebtedness were to exceed the net rate of return on our portfolio, the leverage would result in a lower rate of return to the Shareholders than if we had not issued preferred shares. Any decline in the NAV of our investments would be borne entirely by Shareholders. Therefore, if the market value of our portfolio were to decline, the leverage would result in a greater decrease in NAV to Shareholders than if we were not leveraged through the issuance of preferred shares and debt securities. We might be in danger of failing to maintain the required asset coverage of the preferred shares or indebtedness or of losing our ratings, if any, on the preferred shares or indebtedness or, in an extreme case, our current investment income might not be sufficient to meet the dividend requirements on the preferred shares or interest rate payable on indebtedness. In order to counteract such an event, we might need to liquidate investments in order to fund a redemption of some or all of the preferred shares or debt. In addition, we would pay (and Shareholders would bear) all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares or indebtedness, including higher advisory fees if our total return exceeds the dividend rate on the preferred shares.

Fair Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our investment portfolio is recorded at fair value in accordance with the 1940 Act. As a result, there will be uncertainty as to the value of our portfolio investments.
Under the 1940 Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value as determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by our Board of Trustees, in accordance with Rule 2a-5 under the 1940 Act. Typically, there is no public market for the type of investments we target. We expect a majority of our investments to be categorized as Level 2 and Level 3 assets. We value these securities based on relevant information compiled by the Adviser and third-party pricing services (when available), and with the oversight of our Board of Trustees.
The determination of fair value and, consequently, the amount of unrealized gains and losses in our portfolio, are to a certain degree subjective and dependent on a valuation process approved and overseen by our Board of Trustees. Certain factors that may be considered in determining the fair value of our investments include non-binding indicative bids and the number of trades (and the size and timing of each trade) in an investment. Valuation of certain investments is also based, in part, upon third-party valuation models which take into account various market inputs. Investors should be aware that the models, information and/or underlying assumptions utilized by the Adviser or such models will not always correctly capture the fair value of an asset. Because such valuations, and particularly valuations of securities that are not publicly traded like those we hold, are inherently uncertain, they may fluctuate over short periods of time and may be based on estimates. The Adviser’s determinations of fair value may differ materially from the values that would have been used if an active public market for these securities existed. The Adviser’s determinations of the fair value of our investments have a material impact on our net earnings through the recording of unrealized appreciation or depreciation of investments and may cause our NAV on a given date to understate or overstate, possibly materially, the value that we may ultimately realize on one or more of our investments. See “Conflicts of Interest — Valuation.”

Advisers Ability To Effectively Manage And Deploy Capital Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our financial condition and results of operations depend on the Adviser’s ability to effectively manage and deploy capital.
Our ability to achieve our investment objectives depends on the Adviser’s ability to effectively manage and deploy capital, which depends, in turn, on the Adviser’s ability to identify, evaluate and monitor, and our ability to acquire, investments that meet our investment criteria.
Accomplishing our investment objectives on a cost-effective basis is largely a function of the Adviser’s handling of the investment process, its ability to provide competent, attentive and efficient services and our access to investments offering acceptable terms, either in the primary or secondary markets. Even if we are able to grow and build upon our investment operations, any failure to manage our growth effectively could have a material adverse effect on our business, financial condition, results of operations and prospects. The results of our operations will depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets and economic conditions. Furthermore, if we cannot successfully operate our business or implement our investment policies and strategies as described in this prospectus, it could adversely impact our ability to pay dividends or make distributions. In addition, because the trading methods employed by the Adviser on our behalf are proprietary, Shareholders will not be able to determine details of such methods or whether they are being followed.

Continuing To Serve As Adviser Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are reliant on Eagle Point Credit Management continuing to serve as the Adviser.
The Adviser manages our investments. Consequently, our success depends, in large part, upon the services of the Adviser and the skill and expertise of the Adviser’s professional personnel, in particular, Thomas P. Majewski. Incapacity of Mr. Majewski could have a material and adverse effect on our performance. There can be no assurance that the professional personnel of the Adviser will continue to serve in their current positions or continue to be employed by the Adviser. We can offer no assurance that their services will be available for any length of time or that the Adviser will continue indefinitely as our investment adviser.

Not Be Able To Find Suitable Replacement Within That Time If Advisers And Administrator Resign Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Adviser and the Administrator each has the right to resign on 90 days’ notice, and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations.
The Adviser has the right, under the Investment Advisory Agreement, and the Administrator has the right under the Administration Agreement, to resign at any time upon 90 days’ written notice, whether we have found a replacement or not. If the Adviser or the Administrator resigns, we may not be able to find a new investment adviser or hire internal management, or find a new administrator, as the case may be, with similar expertise and ability to provide the same or equivalent services on acceptable terms within 90 days, or at all. If we are unable to do so quickly, our operations are likely to experience a disruption, our financial condition, business and results of operations, as well as our ability to make distributions to our Shareholders and other payments to securityholders, are likely to be adversely affected. In addition, the coordination of our internal management and investment activities is likely to suffer if we are unable to identify and reach an agreement with a single institution or group of executives having the expertise possessed by the Adviser and the Administrator and their affiliates. Even if we are able to retain comparable management and administration, whether internal or external, the integration of such management and their lack of familiarity with our investment objectives and operations would likely result in additional costs and time delays that may adversely affect our financial condition, business and results of operations.

Attract And Retain Qualified Personnel In Competitive Environment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our success will depend on the ability of the Adviser to attract and retain qualified personnel in a competitive environment.
Our growth will require that the Adviser attract and retain new investment and administrative personnel in a competitive market. The Adviser’s ability to attract and retain personnel with the requisite credentials, experience and skills will depend on several factors including its ability to offer competitive compensation, benefits and professional growth opportunities. Many of the entities, including investment funds (such as private equity funds, mezzanine funds and business development companies) and traditional financial services companies, with which the Adviser will compete for experienced personnel have greater resources than the Adviser has.

Actual And Potential Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There are significant actual and potential conflicts of interest which could impact our investment returns.
Our executive officers and interested Trustees, and the Adviser and certain of its affiliates and their officers and employees, including the members of the Senior Investment Team, have several conflicts of interest as a result of the other activities in which they engage. For example, the members of the Adviser’s investment team are and may in the future become affiliated with entities engaged in business activities similar to ours and may have conflicts of interest in allocating their time. Moreover, each member of the Senior Investment Team is engaged in other business activities which divert their time and attention. The professional staff of the Adviser will devote as much time to us as such professionals deem appropriate to perform their duties in accordance with the Investment Advisory Agreement. However, such persons may be committed to providing investment advisory and other services for other clients, and engage in other business ventures in which we have no interest. As a result of these separate business activities, the Adviser has conflicts of interest in allocating management time, services and functions among us, other advisory clients and other business ventures. See “Conflicts of Interest.”

Management Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our Management Fee is directly impacted by the Fund’s leverage.
Leverage will directly impact the total Management Fee which is calculated based of the Fund’s Managed Assets. Therefore, any increase in leverage will increase the Management Fee. In addition, the fact that the Management Fee is payable based upon our Managed Assets, which would include any borrowings for investment purposes, creates an incentive for the Adviser to cause the Fund to use leverage to make additional investments, including when it may not be appropriate to do so.

Incentive Fee Structure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our incentive fee structure may incentivize the Adviser to pursue speculative investments, use leverage when it may be unwise to do so, or refrain from de-levering when it would otherwise be appropriate to do so.
The incentive fee payable by us to the Adviser may create an incentive for the Adviser to pursue investments on our behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. Such a practice could result in our investing in more speculative securities than would otherwise be the case, which could result in higher investment losses, particularly during economic downturns. The incentive fee payable to the Adviser is based on our Pre-Incentive Fee Net Investment Income, as calculated in accordance with our Investment Advisory Agreement. This may encourage the Adviser to use leverage to increase the return on our investments, even when it may not be appropriate to do so, and to refrain from de-levering when it would otherwise be appropriate to do so. Under certain circumstances, the use of leverage may increase the likelihood of default, which would impair the value of our securities. See “— Risks Related to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.”

Adviser Incentive Compensation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may be obligated to pay the Adviser incentive compensation even if we incur a loss or with respect to investment income that we have accrued but not received.
The Adviser is entitled to incentive compensation for each fiscal quarter based on our Pre-Incentive Fee Net Investment Income, if any, for the immediately preceding calendar quarter above a performance threshold for that quarter. Accordingly, since the performance threshold is based on a percentage of our NAV, decreases in our NAV make it easier to achieve the performance threshold. Our Pre-Incentive Fee Net Investment Income for incentive compensation purposes excludes realized and unrealized capital losses or depreciation that we may incur in the fiscal quarter, even if such capital losses or depreciation result in a net loss on our statement of operations for that quarter. Thus, we may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of our portfolio or we incur a net loss for that quarter. In addition, Pre-Incentive Fee Net Investment Income includes accrued income that we have not yet received in cash. The Adviser is not obligated to return the Incentive Fee based on accrued income that is later determined to be uncollectible in cash.
Any incentive fee payable by us that relates to our Pre-Incentive Fee Net Investment Income may be computed and paid on income that may include interest that has been accrued, but not yet received, including OID, which may arise if we receive fees in connection with the origination of a loan or possibly in other circumstances, or contractual PIK interest, which represents contractual interest added to the loan balance and due at the end of the loan term. To the extent we do not distribute accrued PIK interest, the deferral of PIK interest has the simultaneous effects of increasing the assets under management and increasing the base management fee at a compounding rate, while generating investment income and increasing the incentive fee at a compounding rate. In addition, the deferral of PIK interest would also increase the loan-to-value ratio at a compounding rate if the issuer’s assets do not increase in value, and investments with a deferred interest feature, such as PIK interest, may represent a higher credit risk than loans on which interest must be paid in full in cash on a regular basis.
For example, if an entity defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the incentive fee will become uncollectible. The Adviser is not under any obligation to reimburse us for any part of the incentive fee it received that was based on accrued income that we never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in us paying an incentive fee on income that we never received.

Indemnify Adviser Against Certain Liabilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Adviser’s liability is limited under the Investment Advisory Agreement, and we have agreed to indemnify the Adviser against certain liabilities, which may lead the Adviser to act in a riskier manner on our behalf than it would when acting for its own account.
Under the Investment Advisory Agreement, the Adviser does not assume any responsibility to us other than to render the services called for under the agreement, and it is not responsible for any action of our Board of Trustees in following or declining to follow the Adviser’s advice or recommendations. The Adviser maintains a contractual and fiduciary relationship with us. Under the terms of the Investment Advisory Agreement, the Adviser, its officers, managers, members, agents, employees and other affiliates are not liable to us for acts or omissions performed in accordance with and pursuant to the Investment Advisory Agreement, except those resulting from acts constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. In addition, we have agreed to indemnify the Adviser and each of its officers, managers, members, agents, employees and other affiliates from and against all damages, liabilities, costs and expenses (including reasonable legal fees and other amounts reasonably paid in settlement) incurred by such persons arising out of or based on performance by the Adviser of its obligations under the Investment Advisory Agreement, except where attributable to willful misfeasance, bad faith, gross negligence or reckless disregard of the Adviser’s duties under the Investment Advisory Agreement. These protections may lead the Adviser to act in a riskier manner when acting on our behalf than it would when acting for its own account.

Not Be Able To Achieve Same Or Similar Returns Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Adviser may not be able to achieve the same or similar returns as those achieved by other portfolios managed by the Senior Investment Team.
Although the Senior Investment Team manages other investment portfolios, including accounts using investment objectives, investment strategies and investment policies similar to ours, we cannot assure you that we will be able to achieve the results realized by such portfolios.

Fluctuations In Our Nav And Quarterly Operating Results Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may experience fluctuations in our NAV and quarterly operating results.
We could experience fluctuations in our NAV due to a number of factors, including the timing of distributions to our Shareholders, fluctuations in the value of the CLO securities that we hold, our ability or inability to make investments that meet our investment criteria, the interest and other income earned on our investments, the level of our expenses (including any interest or dividend rate payable on the debt securities or preferred shares we may issue), variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets and general economic conditions. As a result of these factors, our NAV and results for any period should not be relied upon as being indicative of our NAV and results in future periods.

Board Of Trustees May Change Our Operating Policies And Strategies Without Shareholder Approval Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our Board of Trustees may change our operating policies and strategies without shareholder approval, the effects of which may be adverse.
Our board of trustees has the authority to modify or waive our current operating policies, investment criteria and strategies, other than those that we have deemed to be fundamental, without prior shareholder approval. We cannot predict the effect any changes to our current operating policies, investment criteria and strategies would have on our business, NAV, operating results and value of our securities. However, the effects of any such changes could adversely impact our ability to pay dividends and cause you to lose all or part of your investment.

Unable To Maintain Our Ric Status For U S Federal Income Tax Purposes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We will be subject to corporate-level income tax if we are unable to maintain our RIC status for U.S. federal income tax purposes.
We can offer no assurance that we will be able to maintain RIC status. To obtain and maintain RIC tax treatment under the Code, we must meet certain annual distribution, income source and asset diversification requirements.
The annual distribution requirement for a RIC will be satisfied if we distribute dividends to our Shareholders each tax year of an amount generally at least equal to 90% of the sum of our net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. Because we use debt financing, we are subject to certain asset coverage requirements under the 1940 Act and may be subject to financial covenants that could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirement. If we are unable to obtain cash from other sources, we could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
The income source requirement will be satisfied if we obtain at least 90% of our income for each tax year from dividends, interest, gains from the sale of our securities or similar sources.
The asset diversification requirement will be satisfied if we meet certain asset composition requirements at the end of each quarter of our tax year. Failure to meet those requirements may result in our having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of our investments are expected to be in CLO securities for which there will likely be no active public market, any such dispositions could be made at disadvantageous prices and could result in substantial losses.
If we fail to qualify for RIC tax treatment for any reason and remain or become subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions.

Difficulty Paying Our Required Distributions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.
For federal income tax purposes, we will include in income certain amounts that we have not yet received in cash, such as OID or market discount, which may arise if we acquire a debt security at a significant discount to par, or PIK interest, which represents contractual interest added to the principal amount of a debt security and due at the maturity of the debt security. We also may be required to include in income certain other amounts that we have not yet, and may not ever, receive in cash. Our investments in payment-in-kind interest may represent a higher credit risk than loans for which interest must be paid in full in cash on a regular basis. For example, even if the accounting conditions for income accrual are met, the issuer of the security could still default when our actual collection is scheduled to occur upon maturity of the obligation.
Since, in certain cases, we may recognize income before or without receiving cash representing such income, we may have difficulty meeting the annual distribution requirement necessary to maintain RIC tax treatment under the Code. In addition, since our incentive fee is payable on our income recognized, rather than cash received, we may be required to pay advisory fees on income before or without receiving cash representing such income. The use of PIK and OID securities may provide certain benefits to the Adviser, including increasing management fees and incentive fee compensation.

Accordingly, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. Market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash. Further, the interest rates on PIK loans may be higher to reflect the time-value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

Cash Distributions To Shareholders Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our cash distributions to Shareholders may change and a portion of our distributions to Shareholders may be a return of capital.
The amount of our cash distributions may increase or decrease at the discretion of our Board, based upon its assessment of the amount of income generated, the amount of cash available to us for this purpose and other factors. Unless we are able to generate sufficient cash through the successful implementation of our investment strategy, we may not be able to sustain a given level of distributions and may need to reduce the level of our cash distributions in the future. Further, to the extent that the portion of the cash generated from our investments that is recorded as interest income for financial reporting purposes is less than the amount of our distributions, all or a portion of one or more of our future distributions, if declared, may comprise a return of capital. Accordingly, Shareholders should not assume that the sole source of any of our distributions is net investment income. See “— Risks Related to Our Investments — Our investments are subject to prepayment risk” and “— Any unrealized losses we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.”

Shareholders May Receive Shares Of Our Shares As Distributions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our Shareholders may receive additional Shares as distributions, which could result in adverse tax consequences to them.
In order to satisfy certain annual distribution requirements to maintain RIC tax treatment under Subchapter M of the Code, we may, if we have the ability to, declare a large portion of a distribution in additional Shares instead of in cash even if a shareholder has opted out of participation in the DRIP. As per IRS guidance applicable to publicly offered RICs, as long as at least 20% of such distribution is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a shareholder generally would be subject to tax on 100% of the fair market value of the distribution on the date the distribution is received by the shareholder in the same manner as a cash distribution, even though most of the distribution was paid in Shares.

Additional Capital To Finance Acquisition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Because we expect to distribute substantially all of our ordinary income and net realized capital gains to our Shareholders, we may need additional capital to finance the acquisition of new investments and such capital may not be available on favorable terms, or at all.
In order to maintain our RIC status, we are required to distribute at least 90% of the sum of our net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. As a result, these earnings will not be available to fund new investments, and we will need additional capital to fund growth in our investment portfolio. If we fail to obtain additional capital, we could be forced to curtail or cease new investment activities, which could adversely affect our business, operations and results. Even if available, if we are not able to obtain such capital on favorable terms, it could adversely affect our net investment income.

Disruption Or Downturn In Capital Markets And Credit Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
A disruption or downturn in the capital markets and the credit markets could impair our ability to raise capital and negatively affect our business.
We may be materially affected by market, economic and political conditions globally and in the jurisdictions and sectors in which we invest or operate, including conditions affecting interest rates and the availability of credit. Unexpected volatility, illiquidity, governmental action, currency devaluation or other events in the global markets in which we directly or indirectly hold positions could impair our ability to carry out our business and could cause us to incur substantial losses. These factors are outside our control and could adversely affect the liquidity and value of our investments, and may reduce our ability to make attractive new investments.

In particular, economic and financial market conditions significantly deteriorated for a significant part of the past decade as compared to prior periods. Global financial markets experienced considerable declines in the valuations of equity and debt securities, an acute contraction in the availability of credit and the failure of a number of leading financial institutions. As a result, certain government bodies and central banks worldwide, including the U.S. Treasury Department and the U.S. Federal Reserve, undertook unprecedented intervention programs, the effects of which remain uncertain. Although certain financial markets have improved, to the extent economic conditions experienced during the past decade recur, they may adversely impact our investments. Signs of deteriorating sovereign debt conditions in Europe and elsewhere and uncertainty regarding the U.S. economy more generally could lead to further disruption in the global markets. Trends and historical events do not imply, forecast or predict future events, and past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct, and actual events and circumstances may vary significantly.
We may be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and may adversely affect financial intermediaries with which we interact in the conduct of our business.
U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
We also may be subject to risk arising from a broad sell off or other shift in the credit markets, which may adversely impact our income and NAV. In addition, if the value of our assets declines substantially, we may fail to maintain the minimum asset coverage imposed upon us by the 1940 Act. See “— Risks Related to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us” and “Regulation as a Closed-End Management Investment Company.” Any such failure would affect our ability to issue preferred shares, debt securities and other senior securities, including borrowings, and may affect our ability to pay distributions on our Shares, which could materially impair our business operations. Our liquidity could be impaired further by an inability to access the capital markets or to obtain additional debt financing. For example, we cannot be certain that we would be able to obtain debt financing on commercially reasonable terms, if at all. See “— Risks Related to Our Investments — If we are unable to obtain, and/or refinance debt capital, our business could be materially adversely affected.” In previous market cycles, many lenders and institutional investors have previously reduced or ceased lending to borrowers. In the event of such type of market turmoil and tightening of credit, increased market volatility and widespread reduction of business activity could occur, thereby limiting our investment opportunities. Moreover, we are unable to predict when economic and market conditions may be favorable in future periods. Even if market conditions are broadly favorable over the long term, adverse conditions in particular sectors of the financial markets could adversely impact our business.

Obtain And Or Refinance Debt Capital Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
If we are unable to obtain and/or refinance debt capital, our business could be materially adversely affected.
We may obtain debt financing in order to obtain funds to make additional investments and grow our portfolio of investments. Such debt capital may take the form of a term credit facility with a fixed maturity date or other fixed term instruments, and we may be unable to extend, refinance or replace such debt financings prior to their maturity. If we are unable to obtain or refinance debt capital on commercially reasonable terms, our liquidity will be lower than it would have been with the benefit of such financings, which would limit our ability to grow our business. In addition, holders of our Shares would not benefit from the potential for increased returns on equity that incurring leverage creates. Any such limitations on our ability to grow and take advantage of leverage may decrease our earnings, if any, and distributions to Shareholders. In addition, in such event, we may need to liquidate certain of our investments, which may be difficult to sell if required, meaning that we may realize significantly less than the value at which we have recorded our investments. Furthermore, to the extent we are not able to raise capital and are at or near our targeted leverage ratios, we may receive smaller allocations, if any, on new investment opportunities under the Adviser’s allocation policy.
Debt capital that is available to us in the future, if any, including upon the refinancing of then-existing debt prior to its maturity, may be at a higher cost and on less favorable terms and conditions than costs and other terms and conditions at which we can currently obtain debt capital. In addition, if we are unable to repay amounts outstanding under any such debt financings and are declared in default or are unable to renew or refinance these debt financings, we may not be able to make new investments or operate our business in the normal course. These situations may arise due to circumstances that we may be unable to control, such as lack of access to the credit markets, a severe decline in the value of the U.S. dollar, an economic downturn or an operational problem that affects third parties or us, and could materially damage our business.

Adversely Affected By Any Single Corporate, Economic, Political Or Regulatory Occurrence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.
We are classified as “non-diversified” under the 1940 Act. As a result, we can invest a greater portion of our assets in obligations of a single issuer than a “diversified” fund. We may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. In particular, because our portfolio of investments may lack diversification among CLO securities and related investments, we are susceptible to a risk of significant loss if one or more of these CLO securities and related investments experience a high level of defaults on the collateral that they hold.

Regulations Governing Our Operation As Registered Closed End Management Investment Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. The raising of debt capital may expose us to risks, including the typical risks associated with leverage.
Under the provisions of the 1940 Act, we are permitted, as a registered closed-end management investment company, to issue senior securities (including debt securities, preferred shares and/or borrowings from banks or other financial institutions); provided we meet certain asset coverage requirements (i.e., 300% for senior securities representing indebtedness and 200% in the case of the issuance of preferred shares under current law). See “— Risks Related to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us” for details concerning how asset coverage is calculated. If the value of our assets declines, we may be unable to satisfy this test. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness at a time when such sales or redemptions may be disadvantageous. Also, any amounts that we use to service or repay our indebtedness would not be available for distributions to our Shareholders.
We are not generally able to issue and sell Shares at a price below the then current NAV per share (exclusive of any distributing commission or discount). We may, however, sell Shares at a price below the then current NAV per share (1) in connection with a rights offering to our existing Shareholders, (2) with the consent of the majority of our Shareholders, (3) upon the conversion of a convertible security in accordance with its terms or (4) under such circumstances as the SEC may permit.

Shareholders May Control Outcome Of Matters Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Significant Shareholders may control the outcome of matters submitted to our Shareholders or adversely impact us and our Shareholders.
To the extent any shareholder, individually or acting together with other Shareholders, controls a significant number of our voting securities (as defined in the 1940 Act) or any class of voting securities, they may have the ability to control the outcome of matters submitted to our Shareholders for approval, including the election of Trustees and any merger, consolidation or sale of all or substantially all of our assets, and may cause actions to be taken that you may not agree with or that are not in your interests or those of other securityholders.

Legislative And Regulatory Changes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to the risk of legislative and regulatory changes impacting our business or the markets in which we invest.
Legal and regulatory changes.   Legal and regulatory changes could occur and may adversely affect us and our ability to pursue our investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the CFTC, the SEC, the U.S. Federal Reserve, other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect us. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. We also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. Such changes, or uncertainty regarding any such changes, could adversely affect the strategies and plans set forth in this prospectus and may result in our investment focus shifting from the areas of expertise of the Senior Investment Team to other types of investments in which the investment team may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on our results of operations and the value of your investment.
Derivative Investments.   The derivative investments in which we may invest are subject to comprehensive statutes, regulations and margin requirements. In particular, certain provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act, or the “Dodd-Frank Act,” requires certain standardized derivatives to be executed on a regulated market and cleared through a central counterparty, which may result in increased margin requirements and costs for us. The Dodd-Frank Act also established minimum margin requirements on certain uncleared derivatives which may result in us and our counterparties posting higher margin amounts for uncleared derivatives. In addition, we have claimed an exclusion from the definition of the term “commodity pool operator” pursuant to CFTC No-Action Letter 12-38 issued by the staff of the CFTC Division of Swap Dealer and Intermediary Oversight. For us to continue to qualify for this exclusion, (i) the aggregate initial margin and premiums required to establish our positions in derivative instruments subject to the jurisdiction of the CEA, and (other than positions entered into for hedging purposes) may not exceed five percent of our liquidation value, (ii) the net notional value of our aggregate investments in CEA-regulated derivative instruments (other than positions entered into for hedging purposes) may not exceed 100% of our liquidation value, or (iii) we must meet an alternative test appropriate for a “fund of funds” as set forth in CFTC No-Action Letter 12-38. In the event we fail to qualify for the exclusion and the Adviser is required to register as a “commodity pool operator” in connection with serving as our investment adviser and becomes subject to additional disclosure, recordkeeping and reporting requirements, our expenses may increase. The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to CFTC Regulation 4.5 under the CEA promulgated by the CFTC with respect to us, and we currently operate in a manner that would permit the Adviser to continue to claim such exclusion.
Under SEC Rule 18f-4, related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies, we are permitted to enter into derivatives and other transactions that create future payment or delivery obligations, including short sales, notwithstanding the senior security provisions of the 1940 Act if we comply with certain value-at-risk leverage limits and derivatives risk management program and board oversight and reporting requirements or comply with a “limited derivatives users” exception. We have elected to rely on the limited derivatives users exception. We may change this election and comply with the other provisions of Rule 18f-4 related to Derivatives Transactions at any time and without notice. To satisfy the limited derivatives users exception, we have adopted and implemented written policies and procedures reasonably designed to manage our derivatives risk and limit our derivatives exposure in accordance with Rule 18f-4. Rule 18f-4 also permits us to enter into reverse repurchase agreements or similar financing transactions notwithstanding the senior security provisions of the 1940 Act if we aggregate the amount of indebtedness associated with our reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating our asset coverage ratios as discussed above or treat all such transactions as Derivatives Transactions for all purposes under Rule 18f-4. In addition, we are permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security under the 1940 Act, provided that (i) we intend to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). We may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as we treat any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, we are permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if we reasonably believe, at the time we enter into such agreement, that we will have sufficient cash and cash equivalents to meet our obligations with respect to all such agreements as they come due. We cannot predict the effects of these requirements. The Adviser intends to monitor developments and seek to manage our assets in a manner consistent with achieving our investment objective, but there can be no assurance that it will be successful in doing so.
Loan Securitizations.   Section 619 of the Dodd-Frank Act, commonly referred to as the “Volcker Rule,” generally prohibits, subject to certain exemptions, covered banking entities from engaging in proprietary trading or sponsoring, or acquiring or retaining an ownership interest in, a hedge fund or private equity fund, or “covered funds,” (which have been broadly defined in a way which could include many CLOs). Given the limitations on banking entities investing in CLOs that are covered funds, the Volcker Rule may adversely affect the market value or liquidity of any or all of the investments held by us. Although the Volcker Rule and the implementing rules exempt “loan securitizations” from the definition of covered fund, not all CLOs will qualify for this exemption.
In June 2020, the five federal agencies responsible for implementing the Volcker Rule adopted amendments to the Volcker Rule’s implementing regulations, including changes relevant to the treatment of securitizations (the “Volcker Changes”). Among other things, the Volcker Changes ease certain aspects of the “loan securitization” exclusion, and create additional exclusions from the “covered fund” definition, and narrow the definition of “ownership interest” to exclude certain “senior debt interests.” Also, under the Volcker Changes, a debt interest would no longer be considered an “ownership interest” solely because the holder has the right to remove or replace the manager following a cause-related default. The Volcker Changes were effective October 1, 2020. It is currently unclear how, or if, the Volcker Changes will affect the CLO securities in which the Fund invests.
U.S. Risk Retention.   In October 2014, six federal agencies (the Federal Deposit Insurance Corporation, or the “FDIC,” the Comptroller of the Currency, the Federal Reserve Board, the SEC, the Department of Housing and Urban Development and the Federal Housing Finance Agency) adopted joint final rules implementing certain credit risk retention requirements contemplated in Section 941 of the Dodd-Frank Act, or the “Final U.S. Risk Retention Rules.” These rules were published in the Federal Register on December 24, 2014. With respect to the regulation of CLOs, the Final U.S. Risk Retention Rules require that the “sponsor” or a “majority owned affiliate” thereof (in each case as defined in the rules), will retain an “eligible vertical interest” or an “eligible horizontal interest” (in each case as defined therein) or any combination thereof in the CLO in the manner required by the Final U.S. Risk Retention Rules.
The Final U.S. Risk Retention Rules became fully effective on December 24, 2016, or the “Final U.S. Risk Retention Effective Date,” and to the extent applicable to CLOs, the Final U.S. Risk Retention Rules contain provisions that may adversely affect the return of our investments. On February 9, 2018, a three judge panel of the United States Court of Appeals for the District of Columbia Circuit, or the “DC Circuit Court,” rendered a decision in The Loan Syndications and Trading Association v. Securities and Exchange Commission and Board of Governors of the Federal Reserve System, No. 1:16-cv-0065, in which the DC Circuit Court held that open market CLO collateral managers are not “securitizers” subject to the requirements of the Final U.S. Risk Retention Rules, or the “DC Circuit Ruling.” Thus, collateral managers of open market CLOs are no longer required to comply with the Final U.S. Risk Retention Rules at this time. As such, it is possible that some collateral managers of open market CLOs will decide to dispose of the notes (or cause their majority owned affiliates to dispose of the notes) constituting the “eligible vertical interest” or “eligible horizontal interest” they were previously required to retain, or decide to take other action with respect to such notes that is not otherwise prohibited by the Final U.S. Risk Retention Rules. To the extent either the underlying collateral manager or its majority-owned affiliate divests itself of such notes, this will reduce the degree to which the relevant collateral manager’s incentives are aligned with those of the noteholders of the CLO (which may include us as a CLO noteholder), and could influence the way in which the relevant collateral manager manages the CLO assets and/or makes other decisions under the transaction documents related to the CLO in a manner that is adverse to us.
There can be no assurance or representation that any of the transactions, structures or arrangements currently under consideration by or currently used by CLO market participants will comply with the Final U.S. Risk Retention Rules to the extent such rules are reinstated or otherwise become applicable to open market CLOs. The ultimate impact of the Final U.S. Risk Retention Rules on the loan securitization market and the leveraged loan market generally remains uncertain, and any negative impact on secondary market liquidity for securities comprising a CLO may be experienced due to the effects of the Final U.S. Risk Retention Rules on market expectations or uncertainty, the relative appeal of other investments not impacted by the Final U.S. Risk Retention Rules and other factors.
EU/UK Risk Retention.   The securitization industry in both European Union (“EU”) and the United Kingdom (“UK”) has also undergone a number of significant changes in the past few years. Regulation (EU) 2017/2402 relating to a European framework for simple, transparent and standardized securitization (as amended from time to time, the “EU Securitization Regulation”) applies to certain specified EU investors, and Regulation (EU) 2017/2402 relating to a European framework for simple, transparent and standardised securitization in the form in effect on December 31, 2020 (which forms part of UK domestic law by virtue of the European Union (Withdrawal) Act 2018 (as amended, the “EUWA”)) (as amended from time to time, the “UK Securitization Regulation” and, together with the EU Securitization Regulation, the “Securitization Regulations”) applies to certain specified UK investors, in each case, who are investing in a “securitisation” (as such term is defined under each Securitization Regulation).
The due diligence requirements of Article 5 of the EU Securitization Regulation (the “EU Due Diligence Requirements”) apply to “institutional investors” (as defined in the EU Securitization Regulation), being (a) subject to certain conditions and exceptions, institutions for occupational retirement provision and certain investment managers and authorized entities appointed by such institutions; (b) credit institutions (as defined in Regulation (EU) No 575/2013 (as amended, the “CRR”)); (c) alternative investment fund managers who manage and/or market alternative investment funds in the EU; (d) investment firms (as defined in the CRR); (e) insurance and reinsurance undertakings; and (f) management companies of UCITS funds (or internally managed UCITS); and the EU Due Diligence Requirements apply also to certain consolidated affiliates of entities that are subject to the CRR. Such institutional investors and their relevant affiliates, “EU Institutional Investors.”
The due diligence requirements of Article 5 of the UK Securitization Regulation (the “UK Due Diligence Requirements”) apply to “institutional investors” (as defined in the UK Securitization Regulation) being: (a) insurance undertakings and reinsurance undertakings as defined in the Financial Services and Markets Act 2000 (as amended, the “FSMA”); (b) occupational pension schemes as defined in the Pension Schemes Act 1993 that have their main administration in the UK, and certain fund managers of such schemes; (c) AIFMs as defined in the Alternative Investment Fund Managers Regulations 2013 (as amended, the “AIFM Regulations”) which market or manage AIFs (as defined in the AIFM Regulations) in the UK; (d) UCITS as defined in the FSMA, which are authorized open ended investment companies as defined in the FSMA, and management companies as defined in the FSMA; (e) FCA investment firms as defined in Regulation (EU) No 575/2013 as it forms part of UK domestic law by virtue of the EUWA (as amended, the “UK CRR”); and (f) CRR firms as defined in the UK CRR; and the UK Due Diligence Requirements apply also to certain consolidated affiliates of entities that are subject to the UK CRR. Such institutional investors and their relevant affiliates, “UK Institutional Investors,” and together with EU Institutional Investors, “Institutional Investors.”
The applicable EU/UK Due Diligence Requirements restrict an Institutional Investor from investing in securitizations unless:
(1)
in each case, it has verified that the originator, sponsor or original lender will retain, on an ongoing basis, a material net economic interest of not less than five per cent. in the securitization determined in accordance with Article 6 of the applicable EU/UK Securitization Regulation, and the risk retention is disclosed to the Institutional Investor;

(2)
in the case of an EU Institutional Investor, it has verified that the originator, sponsor or SSPE (each as defined in the EU Securitization Regulation) has, where applicable, made available the information required by Article 7 of the EU Securitization Regulation (the “EU Transparency Requirements”) in accordance with the frequency and modalities provided for thereunder;

(3)
in the case of a UK Institutional Investor, it has verified that the originator, sponsor or SSPE (each as defined in the UK Securitization Regulation): (i) if established in the UK has, where applicable, made available the information required by Article 7 of the UK Securitization Regulation (the “UK Transparency Requirements”) in accordance with the frequency and modalities provided for thereunder; and (ii) if established in a third country has, where applicable, made available information which is substantially the same as that which it would have made available under the UK Transparency Requirements if it had been established in the UK, and has done so with such frequency and modalities as are substantially the same as those with which it would have made information available if it had been established in the UK; and

(4)
in each case, it has verified that, where the originator or original lender either (i) is not a credit institution or an investment firm (each as defined in the applicable EU/UK Securitization Regulation) or (ii) is established in a third country, the originator or original lender grants all the credits giving rise to the underlying exposure on the basis of sound and well-defined criteria and clearly established processes for approving, amending, renewing and financing those credits and has effective systems in place to apply those criteria and processes to ensure that credit-granting is based on a thorough assessment of the obligor’s creditworthiness.

The applicable EU/UK Due Diligence Requirements further require that an Institutional Investor carry out a due diligence assessment which enables it to assess the risks involved prior to investing, including but not limited to the risk characteristics of the individual investment position and the underlying assets and all the structural features of the securitization that can materially impact the performance of the investment. In addition, pursuant to the applicable EU/UK Securitization Regulation, while holding an exposure to a securitization, an Institutional Investor is subject to various monitoring obligations in relation to such exposure, including but not limited to: (i) establishing appropriate written procedures to monitor compliance with the due diligence requirements and the performance of the investment and of the underlying assets; (ii) performing stress tests on the cash flows and collateral values supporting the underlying assets; (iii) ensuring internal reporting to its management body; and (iv) being able to demonstrate to its competent authorities, upon request, that it has a comprehensive and thorough understanding of the investment and underlying assets and that it has implemented written policies and procedures for the risk management and as otherwise required by the applicable EU/UK Securitization Regulation.
Failure on the part of an Institutional Investor to comply with the applicable EU/UK Due Diligence Requirements may result in various penalties including, in the case of those Institutional Investors subject to regulatory capital requirements, the imposition of a punitive capital charge in respect of such securitization position. CLOs issued in Europe are generally structured in compliance with the Securitization Regulations so that prospective investors subject to the Securitization Regulations can invest in compliance with such requirements. To the extent a CLO is structured in compliance with the Securitization Regulations, our ability to invest in the residual tranches of such CLOs could be limited, or we could be required to hold our investment for the life of the CLO. If a CLO has not been structured to comply with the Securitization Regulations, it will limit the ability of Institutional Investors to purchase CLO securities, which may adversely affect the price and liquidity of the securities (including the residual tranche) in the secondary market. Additionally, the Securitization Regulations and any regulatory uncertainty in relation thereto may reduce the issuance of new CLOs and reduce the liquidity provided by CLOs to the leveraged loan market generally. Reduced liquidity in the loan market could reduce investment opportunities for collateral managers, which could negatively affect the return of our investments. Any reduction in the volume and liquidity provided by CLOs to the leveraged loan market could also reduce opportunities to redeem or refinance the securities comprising a CLO in an optional redemption or refinancing and could negatively affect the ability of obligors to refinance of their collateral obligations, either of which developments could increase defaulted obligations above historic levels.

Japanese Risk Retention.   The Japanese Financial Services Agency (the “JFSA”) published a risk retention rule as part of the regulatory capital regulation of certain categories of Japanese investors seeking to invest in securitization transactions (the “JRR Rule”). The JRR Rule mandates an “indirect” compliance requirement, meaning that certain categories of Japanese investors will be required to apply higher risk weighting to securitization exposures they hold unless the relevant originator commits to hold a retention interest equal to at least 5% of the exposure of the total underlying assets in the transaction (the “Japanese Retention Requirement”) or such investors determine that the underlying assets were not “inappropriately originated.” The Japanese investors to which the JRR Rule applies include banks, bank holding companies, credit unions (shinyo kinko), credit cooperatives (shinyo kumiai), labor credit unions (rodo kinko), agricultural credit cooperatives (nogyo kyodo kumiai), ultimate parent companies of large securities companies and certain other financial institutions regulated in Japan (such investors, “Japanese Affected Investors”). Such Japanese Affected Investors may be subject to punitive capital requirements and/or other regulatory penalties with respect to investments in securitizations that fail to comply with the Japanese Retention Requirement.
The JRR Rule became effective on March 31, 2019. At this time, there are a number of unresolved questions and no established line of authority, precedent or market practice that provides definitive guidance with respect to the JRR Rule, and no assurances can be made as to the content, impact or interpretation of the JRR Rule. In particular, the basis for the determination of whether an asset is “inappropriately originated” remains unclear and, therefore, unless the JFSA provides further specific clarification, it is possible that CLO securities we have purchased may contain assets deemed to be “inappropriately originated” and, as a result, may not be exempt from the Japanese Retention Requirement. The JRR Rule or other similar requirements may deter Japanese Affected Investors from purchasing CLO securities, which may limit the liquidity of CLO securities and, in turn, adversely affect the price of such CLO securities in the secondary market. Whether and to what extent the JFSA may provide further clarification or interpretation as to the JRR Rule is unknown.

Sec Staff Modify Its Position On Certain Non Traditional Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The SEC staff could modify its position on certain non-traditional investments, including investments in CLO securities.
The staff of the SEC from time to time has undertaken a broad review of the potential risks associated with different asset management activities, focusing on, among other things, liquidity risk and leverage risk. The staff of the Division of Investment Management of the SEC has, in correspondence with registered management investment companies, previously raised questions about the level of, and special risks associated with, investments in CLO securities. While it is not possible to predict what conclusions, if any, the staff may reach in these areas, or what recommendations, if any, the staff might make to the SEC, the imposition of limitations on investments by registered management investment companies in CLO securities could adversely impact our ability to implement our investment strategy and/or our ability to raise capital through public offerings, or could cause us to take certain actions that may result in an adverse impact on our Shareholders, our financial condition and/or our results of operations. We are unable at this time to assess the likelihood or timing of any such regulatory development.

General Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Economic and Financial Conditions May Negatively Affect the Fund’s Investment Activity.
The success of any investment activity is influenced by general economic and financial conditions that may affect the level and volatility of equity prices, interest rates and the extent and timing of investor participation in the markets for both equity and interest-rate-sensitive securities. Unexpected volatility, illiquidity, governmental action, currency devaluation or other events in the global markets in which the Fund directly or indirectly holds positions could impair the Fund’s ability to carry out its business and could cause the Fund to incur substantial losses.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation.
Inflation and rapid fluctuations in inflation rates, as has occurred in the U.S., have had in the past, and may in the future have, negative effects on economies and financial markets. Wage and price controls have been imposed at times in certain countries in an attempt to control inflation, which could significantly affect the operation of the issuers of securities or other investments in which the Fund invests. Governmental efforts to curb inflation often have negative effects on the level of economic activity. As such, inflation and rapid fluctuations in inflation rates can adversely affect the financial performance of the Fund and/or the collateral underlying the CLOs in which it invests. There can be no assurance that inflation will not have an adverse impact on the performance of the Fund and its investments. Were significant inflation to occur, the effect on the Adviser’s strategy could be materially adverse.

Disruption Risk Terrorism, Natural Disasters, And Pandemics [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Terrorist actions, natural disasters, outbreaks or pandemics may disrupt the market and impact our operations.
Terrorist acts, acts of war, natural disasters, outbreaks or pandemics may disrupt our operations, as well as the operations of the businesses in which we invest. Such acts have created, and continue to create, economic and political uncertainties and have contributed to global economic instability. For example, many countries have experienced outbreaks of infectious illnesses in recent decades, including swine flu, avian influenza, SARS and COVID-19. The responses to these outbreaks have varied as has their impact on human health, local economies and the global economy, and it is impossible at the outset of any such outbreak to estimate accurately what the ultimate impact of any such outbreak will be. Protective measures taken by governments and the private sector to mitigate the spread of such illness, including travel restrictions and outright bans, quarantines, and work-at-home arrangements, and the spread of any such illness within the offices of the Adviser and/or our service providers, could seriously impair the Adviser’s and/or our service providers’ operational capabilities, potentially harming our business and our operating results.
Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. The responses to viral illnesses outbreaks have varied as has their impact on human health, local economies and the global economy, and it is impossible at the outset of any such outbreak to estimate accurately what the ultimate impact of any such outbreak will be. Protective measures taken by governments and the private sector to mitigate the spread of such illness, including travel restrictions and outright bans, quarantines, and work-at-home arrangements, and the spread of any such illness within our offices and the offices of our service providers, could seriously impair our operational capabilities, potentially harming our business and our operating results.

Cybersecurity And Other Disruptions To Information Systems Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We are subject to risks related to cybersecurity and other disruptions to information systems.
We are highly dependent on the communications and information systems of the Adviser, the Administrator and their affiliates as well as certain other third-party service providers. We, and our service providers, are susceptible to operational and information security risks. While we, the Adviser and the Administrator have procedures in place with respect to information security, technologies may become the target of cyber-attacks or information security breaches that could result in the unauthorized gathering, monitoring, release, misuse, loss or destruction of our and/or our Shareholders’ confidential and other information, or otherwise disrupt our operations or those of our service providers. Disruptions or failures in the physical infrastructure or operating systems and cyber-attacks or security breaches of the networks, systems or devices that we and our service providers use to service our operations, or disruption or failures in the movement of information between service providers could disrupt and impact the service providers’ and our operations, potentially resulting in financial losses, the inability of our Shareholders to transact business and of us to process transactions, inability to calculate our NAV, misstated or unreliable financial data, violations of applicable privacy and other laws, regulatory fines, penalties, litigation costs, increased insurance premiums, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Our service providers’ policies and procedures with respect to information security have been established to seek to identify and mitigate the types of risk to which we and our service providers are subject. As with any risk management system, there are inherent limitations to these policies and procedures as there may exist, or develop in the future, risks that have not been anticipated or identified. There can be no assurance that we or our service providers will not suffer losses relating to information security breaches (including cyber-attacks) or other disruptions to information systems in the future.

Artificial Intelligence ("AI") Developments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Artificial Intelligence (“AI”) Developments.
In the current period of rapid technological and commercial innovation, new businesses and approaches may be created that could affect the Fund and issuers in relation to which it invests or alter the market practices the Fund’s strategy has been designed to function within and on which the Fund’s strategy depends for investment return. Moreover, given the pace of innovation in recent years, such technological innovation may adversely impact the Fund and issuers in relation to which it invests in a manner that may not have been foreseen, or foreseeable, at the time the Fund made such investment. For example, recent technological developments in AI, including machine learning technology, large language models and similar generative AI systems (collectively, “AI Technologies”), pose risks to the Fund and issuers in relation to which it invests. Any of these technological innovations could damage the issuers in relation to which the Fund invests, significantly disrupt the market in which such issuers operates and lead to increased competition, which could materially and adversely affect an issuer’s business, financial condition and the results of investments in relation to such issuers.
Technological evolution, changes in user preferences, societal views toward AI Technologies and potential laws and rules by various governments and regulatory authorities that regulate, impose restrictions on, and/or prohibit certain uses of AI could impact the demand for investments relating to data centers and their returns. If these factors reduce or delay the use of or demand for AI Technologies, this could negatively affect investments or contemplated investments relating to data centers.
Regulations related to AI Technologies may also impose certain obligations on organizations, and the costs of monitoring and responding to such regulations, as well as the consequences of non-compliance, could have an adverse effect on organizations connected to the Adviser and/or the Fund.
AI Technologies and their applications, including in the private investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments. Additional unanticipated risks may emerge as use cases for AI Technologies are developed further and as the technology underlying AI Technologies continue to evolve.

Shares Not Listed No Market For Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Shares Not Listed; No Market for Shares. Shares are not traded on any national securities exchange or other market. No market currently exists for the Shares, and the Fund contemplates that one will not develop. The Shares are, therefore, not readily marketable. Although the Fund expects to offer to repurchase Shares quarterly, no assurances can be given that the Fund will do so. Consequently, the Shares should only be acquired by investors able to commit their funds for an indefinite period of time.
Closed End Fund Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Closed-end Fund; Liquidity Risks. The Fund is a non-diversified closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on net asset value.
Repurchase Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Repurchase Risks. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion. With respect to any future repurchase offer, Shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). The Notice Date generally will be at least 20 business days prior to the date as of which the Shares to be repurchased are valued by the Fund (the “Valuation Date”). Tenders will be revocable upon written notice to the Fund until the date specified in the terms of the repurchase offer (the “Expiration Date”). The Expiration Date will be prior to the Valuation Date. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s net asset value as of the Valuation Date is able to be determined, which determination is expected to be able to be made only late in the month following that of the Valuation Date. It is possible that during the time period between the Notice Date and the Valuation Date, general economic and market conditions, or specific events affecting one or more underlying Investment Funds, could cause a decline in the value of Shares in the Fund. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. In addition, the Fund will not be able to dispose of certain investments except through secondary transactions with third parties, which may occur at a significant discount to the Adviser’s assessment of their fair value and which may not be available at any given time. The Fund may need to suspend or postpone repurchase offers if it is not able to dispose of its interests in CLO securities in a timely manner or otherwise fund the share repurchase offer. See “Repurchases of Shares.”

Substantial Repurchases Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Substantial Repurchases.   Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the net asset value of the Fund.
To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain CLO securities, the Fund will thereafter hold a larger proportion of its assets in the remaining CLO securities, some of whose interests at times may be less liquid or illiquid. This could adversely affect the ability of the Fund to fund subsequent repurchase requests of shareholders or to conduct future repurchases at all. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Possible Exclusion Of Shareholder Based On Certain Detrimental Effects Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Possible Exclusion of a Shareholder Based on Certain Detrimental Effects.   The Fund may repurchase and/or redeem Shares in accordance with the terms of its Agreement and Declaration of Trust and the 1940 Act, including Rule 23c-2, held by a Shareholder or other person acquiring Shares from or through a Shareholder, if:
•
ownership of the Shares by the Shareholder or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

•
continued ownership of the Shares by the Shareholder or other person may be harmful or injurious to the business or reputation of the Fund, the Board of Trustees, the Adviser or any of their affiliates, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

•
any of the representations and warranties made by the Shareholder or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true;

•
the Shareholder is subject to special regulatory or compliance requirements, such as those imposed by the U.S. Bank Holding Company Act of 1956, as amended, certain Federal Communications Commission regulations, or ERISA (as hereinafter defined) (collectively, “Special Laws or Regulations”), and the Fund determines that the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Shares;

•
the beneficial owner’s estate submits a tender request and proof of owner’s death;

•
the disabled beneficial owner’s legal representative submits tender request and proof of qualified disability; or

•
the Fund or the Board of Trustees determine that the repurchase of the Shares would be in the best interest of the Fund.

The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.

Distributions In Kind Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Distributions In-Kind. The Fund generally expects to distribute to the holder of Shares that are repurchased cash in satisfaction of such repurchase. However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		600 Steamboat Road
Entity Address, Address Line Two		Suite 202
Entity Address, City or Town		Greenwich
Entity Address, State or Province		CT
Entity Address, Postal Zip Code		06830
Contact Personnel Name		Thomas P. Majewski
Credit Facility [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Credit Facility or other Debt Securities
Revolving Credits Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 0	$ 19,500,000
Senior Securities Coverage per Unit	[8]			$ 8,151.5
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Revolving Credit Facility		Revolving Credit Facility
Shares of Beneficial Interest [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Shares of Beneficial Interest
Security Voting Rights [Text Block]		Each whole share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional share will be entitled to a proportionate fractional vote. However, to the extent required by the 1940 Act or otherwise determined by the Board, classes of the Fund will vote separately from each other. Shareholders shall be entitled to vote on all matters on which a vote of shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election of or removal of Trustees. Under the Declaration of Trust, the Fund shall hold shareholder meetings to the extent required by the 1940 Act, regulation, or pursuant to special meetings called by the Board or a majority of shareholders.
Security Preemptive and Other Rights [Text Block]		Except as otherwise provided by the Board, shares will have no preemptive or other right to subscribe to any additional shares or other securities issued by the Fund, and will be transferable, except where their transfer is restricted by law or contract.
Security Obligations of Ownership [Text Block]		The Declaration of Trust provides that the Board shall have the power to cause the Fund to repurchase or redeem shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution for the applicable class, subject to any preferential rights of holders of the Fund’s outstanding preferred shares, if any.
Distributions May Reduce Principal [Text Block]		Dividends and distributions may be paid to shareholders if, as and when authorized and declared by the Board.
Outstanding Security, Title [Text Block]		Shares of Beneficial Interest
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		18,520,755
Preferred Shares And Other Securities [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Shares and Other Securities
Security Voting Rights [Text Block]		Preferred shares could be issued with rights and preferences that would adversely affect common shareholders.
Security Liquidation Rights [Text Block]		In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the terms of any preferred shares entitle the holders of preferred shares to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus redemption premium, if any, together with accrued and unpaid dividends, whether or not earned or declared and on a cumulative basis) before any distribution of assets is made to common shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, the preferred shareholders would not be entitled to any further participation in any distribution of assets by the Fund.
Preferred Stock Restrictions, Other [Text Block]		The Declaration of Trust provides that the Board may, subject to the Fund’s fundamental policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including preferred interests, debt securities or other senior securities), by action of the Board without the approval of Shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.
Series A Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 35,000,000	$ 35,000,000
Senior Securities Coverage per Unit	[8]		$ 71.76	$ 72.91
Preferred Stock Liquidating Preference	[9]		25	25
Senior Securities Average Market Value per Unit	[10]		$ 25.02	$ 24.97
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Series A Term Preferred Shares due 2029	Series A Term Preferred Shares	Series A Term Preferred Shares
Security Dividends [Text Block]		Dividends. We intend to pay monthly dividends on the Series A Term Preferred Shares at an annual rate of 8.125% of the Liquidation Preference, or $2.03125 per share per year.
Security Voting Rights [Text Block]
Voting Rights.   Except as otherwise provided in our Declaration of Trust or as otherwise required by law, (1) each holder of Series A Term Preferred Shares will be entitled to one vote for each Series A Term Preferred Share held on each matter submitted to a vote of our shareholders and (2) the holders of all outstanding Series A Term Preferred Shares, Series B Term Preferred Shares, and common shares will vote together as a single class; provided that holders of the Series A Term Preferred Shares and Series B Term Preferred Shares voting separately as a class, will be entitled to elect two (2) of our trustees, or the “Preferred Trustees,” and, if we fail to pay dividends on any outstanding preferred shares, including the Series A Term Preferred Shares and Series B Term Preferred Shares, in an amount equal to two (2) full years of dividends, and continuing until such failure is cured, will be entitled to elect a majority of our trustees.

Security Liquidation Rights [Text Block]	Ranking and Liquidation. The Series A Term Preferred Shares are senior securities that constitute capital stock. The Series A Term Preferred Shares rank (i) senior to common shares in priority of payment of dividends and as to the distribution of assets upon dissolution, liquidation or the winding-up of our affairs; (ii) equal in priority with all other series of preferred shares currently issued (including Series B Term Preferred Shares) and that we may issue in the future, as to priority of payment of dividends and as to distributions of assets upon dissolution, liquidation or the winding-up of our affairs; and (iii) subordinate in right of payment to the holders of our existing and future indebtedness. In the event of a liquidation, dissolution or winding up of our affairs, holders of Series A Term Preferred Shares will be entitled to receive a liquidation distribution equal to the Liquidation Preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.

Security Preemptive and Other Rights [Text Block]
Redemption.   We are required to redeem all outstanding Series A Term Preferred Shares on October 31, 2029. In addition, if we fail to maintain asset coverage (as defined in Section 18(h) of the 1940 Act) of at least 200% as of the close of business on the last business day of any calendar quarter and such failure is not cured by the close of business on the date that is 30 calendar days following the filing date of our Annual Report or Semiannual Report on Form N-CSR, or Reports on Form N-PORT (with respect to the first and third Calendar Quarters), as applicable, for that quarter, we will be required to redeem the number of Series A Term Preferred Shares, that, when combined with any debt securities redeemed for failure to maintain the asset coverage required by the indenture governing such securities, (1) result in us having asset coverage of at least 200% and (2) if fewer, the maximum number of Series A Term Preferred Shares that can be redeemed out of funds legally available for such redemption. In connection with any redemption for failure to maintain such asset coverage, we may, in our sole option, redeem such additional number of Series A Term Preferred Shares that will result in asset coverage up to and including 285%. At any time on or after October 19, 2026, we may, in our sole option, redeem the outstanding Series A Term Preferred Shares in whole or, from time to time, in part, out of funds legally available for such redemption, at an amount equal to $25 per Series A Term Preferred Share (the “Liquidation Preference”) plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.

Outstanding Security, Title [Text Block]		Series A Term Preferred Shares due 2029
Outstanding Security, Authorized [Shares]		1,426,000
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		1,400,000
Series B Term Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 30,000,000
Senior Securities Coverage per Unit	[8]		$ 287.04
Preferred Stock Liquidating Preference	[9]		100
Senior Securities Average Market Value per Unit	[10]		$ 100
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Series B Term Preferred Shares due 2030	Series B Term Preferred Shares
Security Dividends [Text Block]		Dividends. We intend to pay quarterly dividends on the Series B Term Preferred Shares at an annual rate of 8.00% of the Liquidation Preference, or $8.00 per share per year.
Security Voting Rights [Text Block]		Voting Rights. Except as otherwise provided in our Declaration of Trust or as otherwise required by law, (1) each holder of Series B Term Preferred Shares will be entitled to one vote for each Series B Term Preferred Share held on each matter submitted to a vote of our shareholders and (2) the holders of all outstanding Series A Term Preferred Shares, Series B Term Preferred Shares, and common shares will vote together as a single class; provided that holders of the Series A Term Preferred Shares and Series B Term Preferred Shares voting separately as a class, will be entitled to elect two (2) of our trustees, or the “Preferred Trustees,” and, if we fail to pay dividends on any outstanding preferred shares, including the Series A Term Preferred Shares and Series B Term Preferred Shares, in an amount equal to two (2) full years of dividends, and continuing until such failure is cured, will be entitled to elect a majority of our trustees.
Security Liquidation Rights [Text Block]		Ranking and Liquidation. The Series B Term Preferred Shares are senior securities that constitute capital stock. The Series B Term Preferred Shares rank (i) senior to common shares in priority of payment of dividends and as to the distribution of assets upon dissolution, liquidation or the winding-up of our affairs; (ii) equal in priority with all other series of preferred shares currently issued (including Series A Term Preferred Shares) and that we may issue in the future, as to priority of payment of dividends and as to distributions of assets upon dissolution, liquidation or the winding-up of our affairs; and (iii) subordinate in right of payment to the holders of our existing and future indebtedness. In the event of a liquidation, dissolution or winding up of our affairs, holders of Series B Term Preferred Shares will be entitled to receive a liquidation distribution equal to the Liquidation Preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
Security Preemptive and Other Rights [Text Block]
Redemption.   We are required to redeem all outstanding Series B Term Preferred Shares on April 3, 2030. In addition, if we fail to maintain asset coverage (as defined in Section 18(h) of the 1940 Act) of at least 200% as of the close of business on the last business day of any calendar quarter and such failure is not cured by the close of business on the date that is 30 calendar days following the filing date of our Annual Report or Semiannual Report on Form N-CSR, or Reports on Form N-PORT (with respect to the first and third Calendar Quarters), as applicable, for that quarter, we will be required to redeem the number of Series B Term Preferred Shares, that, when combined with any debt securities redeemed for failure to maintain the asset coverage required by the indenture governing such securities, (1) result in us having asset coverage of at least 200% and (2) if fewer, the maximum number of Series B Term Preferred Shares that can be redeemed out of funds legally available for such redemption. In connection with any redemption for failure to maintain such asset coverage, we may, in our sole option, redeem such additional number of Series B Term Preferred Shares that will result in asset coverage up to and including 285%. At any time on or after April 2, 2027, we may, in our sole option, redeem the outstanding Series B Term Preferred Shares in whole or, from time to time, in part, out of funds legally available for such redemption, at an amount equal to $100 per Series B Term Preferred Share (the “Liquidation Preference”) plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption (the “Series B Redemption Price”). In addition, if the Fund (i) no longer operates as a closed-end management investment company registered under the 1940 Act; (ii) does not use reasonable best efforts to elect and qualify annually as a regulated investment company under the Code; or (iii) issues preferred shares that are senior to the Series B Term Preferred Shares, holders of the Series B Term Preferred Shares may elect to have all outstanding Series B Term Preferred Shares redeemed by the Fund at the Series B Redemption Price.

Outstanding Security, Title [Text Block]		Series B Term Preferred Shares due 2030
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		300,000

[1]	Investors purchasing Shares may be charged a sales load of up to 6.75% of the investment amount. The table assumes the maximum sales load is charged. The Dealer Manager and/or a Selling Agent may, in its discretion, waive all or a portion of the sales load for certain investors. See “Plan of Distribution.”
[2]	Each holder of at least one full Share will be able to opt-in to our distribution reinvestment plan (“DRIP”). The expenses of administering the DRIP are included in “Other expenses.” See “Distribution Reinvestment Plan.
[3]	Our base management fee is calculated monthly and payable quarterly in arrears at an annual rate equal to 1.75% of our Managed Assets at the end of the most recently completed calendar month, provided, that, if the Fund calculates its net asset value more frequently than monthly, the base management fee shall be calculated on the same frequency as the net asset value is calculated. “Managed Assets” means our total assets (including assets attributable to our use of leverage) minus the sum of our accrued liabilities (other than liabilities incurred for the purpose of creating leverage). See “Management — Management Fee and Incentive Fee.” The base management fee referenced in the table above is based on actual amounts incurred during the three months ended December 31, 2025, annualized for a full year, and reflects the pro forma effect of the actions described above. Such actions were assumed to have taken place at the start of such period. For purposes of this table, the SEC requires that the “base management fee” percentage be calculated as a percentage of net assets attributable to common shareholders, rather than total assets, including assets that have been funded with borrowed monies, because common shareholders bear all of this cost. If the management fee were calculated instead as a percentage of the Fund’s total assets (as adjusted for the assumptions described above), the Fund’s base management fee would be approximately 1.70% of total assets.
[4]	“Interest payments on borrowed funds” represents the Fund’s interest expense and reflects dividends payable on the Series A Term Preferred Shares and Series B Term Preferred Shares, and interest payable on the Fund’s borrowings for the three months ended December 31, 2025, annualized for a full year, and adjusted to reflect the pro forma effect of the actions described above which, in the aggregate, had a weighted average interest rate of 8.07% per annum during the period. In the event that the Fund were to issue additional preferred shares, borrow additional amounts under its credit facility or issue other debt securities, the Fund’s borrowing costs, and correspondingly its total annual expenses (including the base management fee as a percentage of the Fund’s net assets) would increase.
[5]	The incentive fee referenced in the table is based on the Fund’s pre-incentive fee net investment income for the three months ended December 31, 2025, annualized for a full year, and adjusted to reflect the pro forma effect of the actions described above. Such actions were assumed to have taken place at the start of such period. In addition, the incentive fee also assumes that such pro forma total assets earn net investment income at the same rate as that earned in respect of the Fund’s total deployed assets during the three months ended December 31, 2025, annualized for a full year, and is based on the total assets assumed for such period. As discussed further in “Management — Management Fee and Incentive Fee,” we have agreed to pay the Adviser as compensation under the Investment Advisory Agreement a quarterly incentive fee equal to 20% of our Pre-Incentive Fee Net Investment Income for the immediately preceding quarter, subject to a hurdle of 2.00% (8.00% annualized) of our NAV and a catch-up feature. Pre-Incentive Fee Net Investment Income includes accrued income that we have not yet received in cash. No incentive fees are payable to the Adviser in respect of any capital gains. The incentive fee in each calendar quarter is paid to the Adviser as follows: • no incentive fee in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the hurdle of 2.00% (8.00% annualized) of our NAV; • 100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the hurdle but is less than 2.50% (10.00% annualized) of our NAV in any calendar quarter. We refer to this portion of our Pre-Incentive Fee Net Investment Income (which exceeds the hurdle but is less than 2.50% (10.00% annualized) of our NAV) as the “catch-up.” The “catch-up” is meant to provide the Adviser with 20% of our Pre-Incentive Fee Net Investment Income as if a hurdle did not apply if this net investment income meets or exceeds 2.50% (10.00% annualized) of our NAV in any calendar quarter; and • 20% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.50% (10.00% annualized) of our NAV in any calendar quarter is payable to the Adviser (that is, once the hurdle is reached and the catch-up is achieved, 20% of all Pre-Incentive Fee Net Investment Income thereafter is paid to the Adviser).
[6]	“Other expenses” includes our overhead expenses, including payments under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by Eagle Point Administration and payment of fees in connection with outsourced administrative functions, and are based on the Fund’s other expenses for the three months ended December 31, 2025, annualized for a full year, and adjusted to reflect the pro forma effect of the actions described above. See “Management — The Administrator.” “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Fund, compensation of Independent Trustees, transfer agent costs, valuation agent costs, printer costs, custody costs, insurance costs, organizational and offering costs, and cost and expenses relating to rating agencies.
[7]	Assumes $189.9 million in total assets as of December 31, 2025 (adjusted to reflect (i) approximately $9.2 million in net proceeds from the offering of our Shares for the period from January 1, 2026, through March 31, 2026, and (ii) payment of approximately $2.7 million for the repurchase of 382,069 Shares in accordance with the tender offer that commenced February 27, 2026).
[8]	The asset coverage per unit figure is the ratio of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate dollar amount of senior securities, as calculated separately for each series of the Preferred Shares and Revolving Credit Facility in accordance with section 18(h) of the 1940 Act. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per preferred share outstanding (based on a per share liquidation preference of $25 and $100 for the Series A Term Preferred Shares and Series B Term Preferred Shares, respectively). With respect to the Revolving Credit Facility, the asset coverage per unit figure is expressed in terms of dollar amounts per $1,000 of indebtedness.
[9]	The involuntary liquidating preference per unit is the amount to which a Preferred Share would be entitled in preference to any security junior to it upon our involuntary liquidation.
[10]	The average market value per unit is calculated by taking the average of the closing price (or $100 principal value for unlisted securities) for each series of the Preferred Shares (NYSE: EIIA; Unlisted: Series B Preferred Shares). A $100 market value was assumed for unlisted securities.